ANNUAL REPORT
                                  January 31, 2003



                               [GRAPHIC OMITTED]







                                    TD Waterhouse Trust

                                    Bond Index Fund

                                    Dow 30 Fund

                                    500 Index Fund

                                    Extended Market Index Fund

                                    Asian Index Fund

                                    European Index Fund

                                    Technology Fund

                                    Tax Managed Growth Fund


                              [LOGO] TD Waterhouse






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
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                                            TD WATERHOUSE TRUST
                                    BOARD OF TRUSTEES AND EXECUTIVE OFFICERS


       TRUSTEES                                                                         EXECUTIVE OFFICERS
       George F. Staudter+                       Lawrence J. Toal                       George O. Martinez*
       Director of Koger Equity, Inc.            Retired Chairman, President            President and
       Independent Financial Consultant          and CEO of Dime Savings Bank           Chief Executive Officer
                                                 and Former President and CEO
                                                 Dime Bancorp, Inc.

       Richard W. Dalrymple                      Peter B. M. Eby                        Christopher Salfi
       Chief Operating Officer of                Corporate Director of                  Treasurer and
       National Center for                       George Weston Ltd.                     Chief Financial Officer
       Disability Services

       *Affiliated person of the Distributor
       +Interested Director




                                         TD WATERHOUSE ASSET MANAGEMENT, INC.
                                       BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


       DIRECTORS
       Frank J. Petrilli                         Richard H. Neiman
       Chairman, President, Chief                Executive Vice President,
       Operating Officer, and Chief              General Counsel and Secretary
       Executive Officer

       SENIOR OFFICERS
       David A. Hartman                          B. Kevin Sterns                        Michele R. Teichner
       Senior Vice President and                 Executive Vice President,              Senior Vice President
       Chief Investment Officer                  Chief Financial Officer                Compliance, Administration
                                                 and Treasurer                          and Operations


                                                 SERVICE PROVIDERS

INVESTMENT MANAGER                              TRANSFER AGENT                          INDEPENDENT AUDITORS
TD Waterhouse Asset Management, Inc.            National Investor Services Corp.        Ernst & Young LLP
100 Wall Street                                 55 Water Street                         5 Times Square
New York, NY 10005                              New York, NY 10041                      New York, NY 10036

ADMINISTRATOR &                                 CUSTODIAN                               LEGAL COUNSEL
SHAREHOLDER SERVICING                           The Bank of New York                    Shearman & Sterling
TD Waterhouse Investor Services, Inc.           100 Church Street                       599 Lexington Avenue
100 Wall Street                                 New York, NY 10286                      New York, NY 10022
New York, NY 10005
Customer Service Department                     DISTRIBUTOR                             INDEPENDENT TRUSTEES COUNSEL
1-800-934-4448                                  Funds Distributor, Inc.                 Willkie Farr & Gallagher
                                                60 State Street                         787 Seventh Avenue
                                                Boston, MA 02109                        New York, NY 10019
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                                                                   2002 Overview


[PHOTO]


March 14, 2003

Dear Shareholder,

We saw another difficult year of market volatility in 2002, which was increasingly defined by high-profile corporate scandal and dynamic geopolitical tensions. The uncertainty of future market behavior puts a premium on the key principles of investing. Through the day-to-day upheavals, those investors who have maintained a diversified portfolio with a long-term strategy may prove to be in the best position for the pursuit of future gains.

TD Waterhouse Trust funds are designed to enhance the potential earning power of your portfolio. Our wide array of funds can fulfill your diversification objectives and, along with our asset allocation tools, help you follow your long-term strategy:

          TD WATERHOUSE BOND INDEX FUND may be an appropriate investment if you are seeking an income producing investment and are willing to accept a lower capital appreciation potential.

          TD  WATERHOUSE  DOW 30 FUND,  TD  WATERHOUSE  500 INDEX  FUND,  and TD
          WATERHOUSE EXTENDED MARKET INDEX FUND offer a means of investing in funds that seek to track major equity indexes: the Dow Jones
          Industrial  AverageSM,  the Standard & Poor's 500(R)  Composite  Price
          Stock Index, and the Wilshire 4500 Equity Index, respectively.

          TD WATERHOUSE ASIAN INDEX FUND and TD WATERHOUSE EUROPEAN INDEX FUND offer diversification in the two largest international equity markets, as represented by the MSCI(R) Pacific Free Index and MSCI(R) Europe
          Index, respectively.

          TD WATERHOUSE TECHNOLOGY FUND invests primarily in stocks representing a broad range of technology companies in attempting to outperform the Goldman Sachs Technology Index.

          TD WATERHOUSE TAX MANAGED  GROWTH FUND seeks to provide  opportunities
          for  long-term  growth  while  minimizing  taxable   distributions  to
          shareholders.

TD Waterhouse strives to offer you the very best mix of choice, convenience and value. Thank you for your continued business.



/s/ Frank J. Petrilli

Frank J. Petrilli
President and Chief Executive Officer
TD Waterhouse USA


For a prospectus  containing  compete  information about the funds,  please call
1-800-934-4448. Please read it carefully before investing or sending money.


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                                                              2002 Market Review


[PHOTO]

March 14, 2003

The fiscal year began with plenty of optimism, as signs generally pointed to better economic times ahead. However, the mixed data pointed to a stilted recovery, at best. In the end, 2002 turned out to be another volatile period in world financial markets.

As the year  progressed,  a looming war with Iraq, the Venezuelan oil strike and nuclear arms  posturing by North Korea  further  unsettled  the global  markets.
Investor  confidence  in the U.S.  markets  deteriorated  further  with each new
revelation  of  fraudulent  accounting  practices  by  corporate   heavyweights,
including WorldCom and Enron.

The U.S. did show signs of improving from its 2001 recession, thanks largely to consumer spending. Income gains and low interest rates provided the stimulus for a surge in the housing market and retail sales. Economic growth was tempered, however, by a lack of business investment, as capacity utilization remained at recessionary lows. As a result, the recovery in the manufacturing sector, a key indicator of economic health, stalled in the second half of the year after several months on the upswing earlier on. Investors continued to look to the U.S. to lead the global economic recovery. The anticipated effects of a slow-to-recover U.S. economy contributed to the downswing in the Asian and European equity markets.


--------------------------------------------------------------------------------

 TD Waterhouse Trust Funds Returns (1)*
   vs. Benchmark Index

                          o INDEX FUNDS o

   TD Waterhouse Bond Index Fund                                +9.44%
   Lehman Brothers Aggregate Bond Index                         +9.48%
   -------------------------------------------------------------------
   TD Waterhouse Dow 30 Fund                                   -17.49%
   Dow Jones Industrial AverageSM                              -17.09%
   -------------------------------------------------------------------
   TD Waterhouse 500 Index Fund                                -23.30%
   Standard & Poor's 500(R) Composite Stock Price Index        -23.02%
   -------------------------------------------------------------------
   TD Waterhouse Extended Market Index Fund                    -17.02%
   Wilshire 4500 Equity Index                                  -17.99%
   -------------------------------------------------------------------
   TD Waterhouse Asian Index Fund                               -8.33%
   MSCI(R)Pacific Free Index                                    -6.62%
   -------------------------------------------------------------------
   TD Waterhouse European Index Fund                           -19.17%
   MSCI(R)Europe Index                                         -17.95%

                      o ACTIVELY-MANAGED FUNDS o

   TD Waterhouse Technology Fund                               -39.84%
   GSTI(R)                                                    - 40.73%
   -------------------------------------------------------------------
   TD Waterhouse Tax Managed Growth Fund**                     -24.38%
   Standard & Poor's 500 Composite Stock Price Index           -23.02%
   -------------------------------------------------------------------
(1)  12 month period ending January 31, 2003, after expenses.

* Performance data quoted represents past performance and cannot guarantee future results. As with all investments, past performance is no guarantee of future results. The return is based on a constant investment throughout the period, includes reinvestment of dividends and reflects a net return to the shareholders after all expenses, inclusive of fee waivers. Without these waivers, the Fund's total return would have been lower. The returns shown for the various indices reflect the reinvestment of dividends but do not include any expenses, since an index has none. It is not possible to invest in an index. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

**   The  Fund's   after-tax   return  was  -24.38%  and  after-tax   return  on
     distributions  and the sale of fund  shares was -14.97% for the fiscal year ended January 31, 2003.
--------------------------------------------------------------------------------

For most of the year, the Federal Reserve Open Market Committee stayed on the sidelines. The Central Bank reduced interest rates in November to a 40-year low in an attempt to loosen the market's restraint and boost confidence. The move provided some support to equity markets initially. Nevertheless, investor optimism began to dwindle as worries resurfaced about war and the impact a lengthy conflict would have on the already slow-paced economic recovery.

Performance Summary

An environment of tame inflation and tempered economic growth helped bonds post another year of strong returns, as yields fell, pushing prices higher. Bonds received a further boost in a flight to safety from volatile equity markets. The
Federal Reserve is expected to keep interest rates where they are for the time being. With steady interest rates and overall inflation expected to remain subdued, the current environment should continue to be favorable for bonds. The
TD WATERHOUSE BOND INDEX FUND

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4

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assets  are  currently  less than $25  million  and,  as a  result,  the Fund is overweighted  in U.S.  Government  securities  compared with the Lehman Brothers
Aggregate Bond Index.

For  the  third  year  in  a  row,  U.S.  equities   underperformed  their  bond
counterparts.   Technology-related  shares  led  the  broad  market  lower.  New positions in the TD WATERHOUSE  TECHNOLOGY FUND included USA Interactive,  Adobe
Systems and Accenture. The semiconductor sector fared the worst, with the Fund's large  position in Intel having the most  negative  impact.  Within the hardware sector, IBM declined on murky prospects for sales growth. In software, the large position in Microsoft hurt the portfolio.  We have  eliminated  some  positions, including those in Siebel Systems, Sanmina and EDS.

The weakening consumer and technology  sectors,  along with a sharp drop in U.S.
equities for the period,  negatively  impacted the TD WATERHOUSE DOW 30 FUND and the TD WATERHOUSE  500 INDEX FUND,  with the largest  declines  occurring in the technology and  telecommunication  services sectors.  The TD WATERHOUSE EXTENDED
MARKET   INDEX   FUND,   however,   benefited   from  a  limited   exposure   to
telecommunications  stocks.  The shares of  smaller-capitalization  banks, which focus on domestic commercial and industrial clients, posted modest price gains.

The U.S. dollar's struggle compared with local currencies, notably the Japanese yen, was a significant factor in TD WATERHOUSE ASIAN INDEX FUND's negative returns. The retracted TD WATERHOUSE EUROPEAN INDEX FUND performance reflected a depressed European equity market, muddied by questions about excess capacity and companies' ability to service their debt.

The TD  WATERHOUSE  TAX  MANAGED  GROWTH  FUND  slightly  trailed the S&P 500(R)
Composite  Stock Price Index due to  relative  weakness in the Fund's  holdings, particularly financial companies Citigroup, Northern Trust and Bank of New York.
Avoidance of the energy sector  dampened  relative  performance  overall.  Among
consumer   discretionary  names,  Clear  Channel   Communications  and  retailer
Williams-Sonoma  helped relative  results.  Overweighting  the consumer  staples sector  and the  relatively  favorable  performance  of Proctor & Gamble and Wm.
Wrigley also added value.

Outlook

We believe market volatility will continue through the early part of 2003, given the Middle East conflict. Even with the fourth quarter rally, investors remain risk-averse, as evidenced by negative real (inflation-adjusted) interest rates on money market securities and historically low yields on Treasury bonds.
Geopolitical issues obscured the improving fundamentals in the later part of 2002. Durable goods orders, monthly initial jobless claims, and manufacturing all began to show notable improvement in 2002, although some reversals have occurred in 2003. Stock valuations are attractive, corporate profits are improving, inventories are lean and balance sheets are generally strong.

As always we thank you for your business. We look forward to helping you manage your money successfully. If you have any questions, please call us at 1-800-934-4448.


/s/ David A. Hartman

David A. Hartman
Senior Vice President and Chief Investment Officer
TD Waterhouse Asset Management, Inc.

An investment in the Fund is neither  FDIC-Insured  nor  guaranteed by the U. S.
Government and is not a deposit or obligation guaranteed by any bank and is subject to investment risk, including possible loss of the principal amount invested.

Distributor: Funds Distributor, Inc.


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For the  purpose of the  graphs and  tables,  it has been  assumed  that (a) all recurring fees (including advisory fees) were deducted and (b) all dividends and distributions were reinvested. Certain of the Funds have a redemption fee
(expressed as a percentage of the amount redeemed) that may be assessed if shares of such Funds are redeemed within 180 days of the purchase.

Each graph shows the growth of a $10,000  investment in the relevant Fund and in an appropriate  broad-based  securities  market index for the same period.  Past performance  does not  predict  future  results.  The  graphs  and tables do not
reflect  the  deduction  of  taxes  that  a   shareholder   would  pay  on  Fund
distributions or the redemption of Fund shares.


                         TD WATERHOUSE BOND INDEX FUND


                               [GRAPHIC OMITTED]

                     Date             Fund/Index          Fund/Index
                     ----             ----------          ----------
                                TD Waterhouse Bond     Lehman Brothers Aggregate
                                     Index Fund            Bond Index
                                     ----------            ----------
                 08/31/00           $10,000.00              $10,000
                 10/31/00           $10,104.99              $10,129
                 01/31/01           $10,618.72              $10,658
                 04/30/01           $10,707.37              $10,759
                 07/31/01           $11,036.05              $11,108
                 10/31/01           $11,582.40              $11,604
                 01/31/02           $11,373.93              $11,462
                 04/30/02           $11,474.45              $11,602
                 07/31/02           $11,961.91              $11,946
                 10/31/02           $12,328.58              $12,287
                 01/31/03           $12,447.28              $12,549


                                                     Since Inception
Average Annual Total Returns as of 1/31/03          1 Year    (8/31/00)
--------------------------------------------------------------------------------
TD Waterhouse Bond Index Fund(1)                     9.44%   9.48%
Lehman Brothers Aggregate Bond Index(2)              9.48%   9.84%

(1)  Return before taxes.

(2)  The Lehman Brothers  Aggregate Bond Index is a broad  representation of the
     investment-grade   fixed  income  market  in  the  U.S.  It  includes  U.S.
     government  and  corporate  debt  securities,  mortgage-  and asset- backed securities, and international U.S. dollar-denominated bonds. All securities contained in the Lehman  Brothers  Aggregate Bond Index have a minimum term to maturity of one year. The index's total returns include the reinvestment of all dividends,  but do not include the effect of operating expenses of a mutual fund.


                           TD WATERHOUSE DOW 30 FUND

                               [GRAPHIC OMITTED]

             Date                  Fund/Index                Fund/Index
             ----                  ----------                ----------
                                TD Waterhouse Dow 30      Dow Jones Industrial
                                   Index Fund                AverageSM
                                   ----------                ---------

                                  $10,000.00                  $10,000
                                  ----------
             03/31/98             $10,022.78                  $10,020
             04/30/98             $10,324.55                  $10,325
             10/31/98              $9,880.69                   $9,874
             04/30/99             $12,501.46                  $12,505
             10/31/99             $12,520.63                  $12,537
             04/30/00             $12,596.17                  $12,631
             10/31/00             $12,966.76                  $13,011
             01/31/01+            $12,918.38                  $12,953
             07/31/01             $12,569.88                  $12,623
             01/31/02             $11,940.00                  $12,014
             07/31/02             $10,590.57                  $10,681
             01/31/03              $9,851.29                   $9,961

                                                              Since Inception
Average Annual Total Returns as of 1/31/03     1 Year           (3/31/98)
-----------------------------------------------------------------------------
TD Waterhouse Dow 30 Fund (1)                 -17.49%            -0.31%
Dow Jones Industrial Average(SM)(2)           -17.09%            -0.03%


(1) Return before taxes.

(2) The Dow Jones Industrial AverageSM currently consists of 30 of the most widely held and actively traded stocks in the U.S. stock market. The stocks in the Dow Jones Industrial AverageSM represent large-capitalization companies that typically are dominant firms in their respective industries. The Dow Jones
Industrial AverageSM is price-weighted, which means that essentially it includes one share of each of its component stocks. The index's total returns include the reinvestment of all dividends, but do not include the effect of operating expenses of a mutual fund.

+ The Fund changed its fiscal year end from October 31 to January 31.


                          TD WATERHOUSE 500 INDEX FUND


                               [GRAPHIC OMITTED]

                     Date               Fund/Index               Fund/Index
                     ----               ----------               ----------
                                  TD Waterhouse 500 Index    500 Composite Index
                                  -----------------------    -------------------

                    08/31/00             $10,000.00               $10,000
                    10/31/00              $9,440.00                $9,432
                    01/31/01              $9,050.24                $9,041
                    04/30/01              $8,317.79                $8,294
                    07/31/01              $8,076.99                $8,066
                    10/31/01              $7,073.64                $7,083
                    01/31/02              $7,553.81                $7,581
                    04/30/02              $7,210.45                $7,247
                    07/31/02              $6,139.99                $6,160
                    10/31/02              $5,991.05                $6,013
                    01/31/03              $5,794.10                $5,836


                                                         Since Inception
Average Annual Total Returns as of 1/31/03              1 Year    (8/31/00)
--------------------------------------------------------------------------------

TD Waterhouse 500 Index Fund(1)                            -23.30%   -20.21%
Standard & Poor's 500(R) Composite Stock Price Index(2)    -23.02%   -19.96%

(1)  Return before taxes.

(2)  The   Standard  &  Poor's   500(R)   Composite   Stock  Price  Index  is  a
     market-weighted   index   composed   of  500   common   stocks   issued  by
     large-capitalization  companies  representing four major industry sectors -
     industrials,  utilities,  financials and technology. The stocks included in the  Standard & Poor's  500(R)  Composite  Stock Price  Index  collectively represent a substantial portion of all common stocks publicly traded in the
     U.S. The index's total returns  include the  reinvestment of all dividends, but do not include the effect of operating expenses of a mutual fund.


                    TD WATERHOUSE EXTENDED MARKET INDEX FUND

                                [GRAPHIC OMITTED]

                 Date               Fund/Index                   Fund/Index
                 ----               ----------                   ----------
                                  TD Waterhouse                Wilshire 4500
                                Extended Market Index           Equity Index
                                ---------------------           ------------

                 08/31/00             $10,000.00                   $10,000
                 10/31/00              $8,820.00                    $8,809
                 01/31/01              $7,839.58                    $8,195
                 04/30/01              $6,878.41                    $7,222
                 07/31/01              $6,578.04                    $7,106
                 10/31/01              $5,646.90                    $6,206
                 01/31/02              $6,357.65                    $6,909
                 04/30/02              $6,539.30                    $7,099
                 07/31/02              $5,378.78                    $5,838
                 10/31/02              $5,270.66                    $5,655
                 01/31/03              $5,275.43                    $5,666


                                                             Since Inception
Average Annual Total Returns as of 1/31/03                   1 Year    (8/31/00)
--------------------------------------------------------------------------------
TD Waterhouse Extended Market Index Fund(1)                  -17.02%    -23.25%
Wilshire 4500 Equity Index(2)                                -17.99%    -20.93%

(1)  Return before taxes.

(2) The Wilshire 4500 Equity Index is a broadly diversified index of stocks of medium-sized and small U.S. companies. The Wilshire 4500 Equity Index contains most of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the Standard & Poor's 500(R) Composite Stock Price
     Index. The index's total returns include the reinvestment of all dividends, but do not include the effect of operating expenses of a mutual fund.


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                         TD WATERHOUSE ASIAN INDEX FUND

                               [GRAPHIC OMITTED]

                  Date                    Fund/Index             Fund/Index
                  ----                    ----------             ----------
                                         TD Waterhouse           MSCI Pacific
                                        Asian Index Fund          Free Index
                                        ----------------          ----------
                 08/31/00                   $10,000.00             $10,000
                 10/31/00                    $8,940.00              $8,929
                 01/31/01                    $8,139.70              $8,254
                 04/30/01                    $7,909.42              $8,020
                 07/31/01                    $6,878.19              $7,114
                 10/31/01                    $6,187.37              $6,281
                 01/31/02                    $5,616.69              $5,833
                 04/30/02                    $6,357.57              $6,594
                 07/31/02                    $5,927.06              $6,135
                 10/31/02                    $5,306.32              $5,557
                 01/31/03                    $5,149.00              $5,446


                                                        Since Inception
Average Annual Total Returns as of 1/31/03              1 Year  (8/31/00)
--------------------------------------------------------------------------------
TD Waterhouse Asian Index Fund(1)                       -8.33%  -24.02%
Morgan Stanley Capital International
Pacific Free Index(2)                                   -6.62%  -22.21%


(1)  Return before taxes.

(2)  The Morgan  Stanley  Capital  International  Pacific  Free  Index  contains approximately  400 common stocks of Pacific Basin  companies.  The index is
     dominated  by  the  Japanese   stock  market.   The  other  four  countries
     represented in the Morgan Stanley Capital  International Pacific Free Index
     are Australia, Hong Kong, Singapore and New Zealand. The designation "Free"
     in the name of the Morgan Stanley Capital  International Pacific Free Index
     refers to the securities  that the index tracks.  Some  countries  restrict foreign investment in certain industries, so only stocks that can be bought freely by a U.S. mutual fund are tracked. The index's total returns include the  reinvestment  of all  dividends,  but do not  include  the  effect  of operating expenses of a mutual fund.


                       TD WATERHOUSE EUROPEAN INDEX FUND


                               [GRAPHIC OMITTED]



         Date             Fund/Index                  Fund/Index
         ----             ----------                  ----------
                    TD Waterhouse European Index      MSCI Europe Index (USD)
                    ----------------------------      -----------------------

         08/31/00          $10,000.00                       $10,000
         10/31/00           $9,420.00                        $9,460
         01/31/01           $9,621.43                        $9,724
         04/30/01           $8,671.28                        $8,792
         07/31/01           $7,871.17                        $8,068
         10/31/01           $7,151.06                        $7,298
         01/31/02           $7,212.96                        $7,379
         04/30/02           $7,506.33                        $7,718
         07/31/02           $6,423.88                        $6,601
         10/31/02           $6,079.93                        $6,286
         01/31/03           $5,830.26                        $6,054

                                                        Since Inception
Average Annual Total Returns as of 1/31/03              1 Year  (8/31/00)
--------------------------------------------------------------------------------
TD Waterhouse European Index Fund(1)                    -19.17%   -20.01%
Morgan Stanley Capital International Europe Index(2)    -17.95%   -18.73%


(1)  Return before taxes.

(2) The Morgan Stanley Capital International Europe Index consists of common stocks of more than 500 companies located in 16 European countries. Four countries -- the United Kingdom, France, Switzerland and Germany -- dominate the index. The other 12 countries, which include the Netherlands, Italy, Spain, Finland, Sweden, Belgium, Denmark, Norway, Portugal, Ireland,
     Austria and Greece, are much less significant to the Morgan Stanley Capital
     International Europe Index and, consequently, the European Index Fund. The index's total returns include the reinvestment of all dividends, but do not include the effect of operating expenses of a mutual fund.


                         TD WATERHOUSE TECHNOLOGY FUND

                               [GRAPHIC OMITTED]

      Date             Fund/Index                  Fund/Index
      ----             ----------                  ----------
                  TD Waterhouse Technology    Goldman Sachs Technology Index
                  ------------------------    ------------------------------

        08/31/00          $10,000.00                     $10,000
        10/31/00           $7,870.00                      $7,747
        01/31/01           $6,446.64                      $6,357
        04/30/01           $4,716.07                      $4,712
        07/31/01           $4,240.41                      $4,214
        10/31/01           $3,329.58                      $3,394
        01/31/02           $3,835.60                      $3,898
        04/30/02           $3,127.18                      $3,174
        07/31/02           $2,358.03                      $2,350
        10/31/02           $2,337.79                      $2,322
        01/31/03           $2,307.43                      $2,310


                                                            Since Inception
Average Annual Total Returns as of 1/31/03          1 Year    (8/31/00)
--------------------------------------------------------------------------------
TD Waterhouse Technology Fund(1)                    -39.84%   -45.49%
Goldman Sachs Technology Index(2)                   -40.73%   -45.43%


(1)  Return before taxes.

(2) The Goldman Sachs Technology Index includes approximately 200 companies representing several different sectors of the technology marketplace selected by Goldman Sachs, & Co. (including hardware, internet, multi-media networking, semiconductors, services and software). The index's total returns include the reinvestment of all dividends, but do not include the effect of operating expenses of a mutual fund.


                     TD WATERHOUSE TAX MANAGED GROWTH FUND

                               [GRAPHIC OMITTED]


      Date             Fund/Index                  Fund/Index
      ----             ----------                  ----------
                     TD Waterhouse Tax          Standard & Poor's 500
                    Managed Growth Fund       Composite Stock Price Index
                    -------------------       ---------------------------

         08/31/00          $10,000.00                   $10,000
         10/31/00           $9,640.00                    $9,432
         01/31/01           $9,060.00                    $9,041
         04/30/01           $8,140.00                    $8,294
         07/31/01           $7,970.00                    $8,066
         10/31/01           $6,960.00                    $7,083
         01/31/02           $7,670.00                    $7,581
         04/30/02           $7,330.00                    $7,247
         07/31/02           $6,110.00                    $6,160
         10/31/02           $6,090.00                    $6,013
         01/31/03           $5,800.00                    $5,836



                                                                Since Inception
Average Annual Total Returns as of 1/31/03                 1 Year   (8/31/00)
--------------------------------------------------------------------------------
TD Waterhouse Tax Managed Growth Fund
        Return Before Taxes                                -24.38%   -20.18%
        Return After Taxes on Distributions                -24.38%   -20.18%
        Return After Taxes on Distributions and
         Sale of Fund Shares                               -14.97%   -15.59%
Standard & Poor's 500(R) Composite Stock Price Index(1)    -23.02%   -19.96%

(1) The Standard & Poor's 500 Composite Stock Price Index is a market-weighted index composed of 500 common stocks issued by large-capitalization companies representing four major industry sectors -- industrials, utilities, financials and technology. The stocks included in the Standard & Poor's 500 Composite Stock
Price Index collectively represent a substantial portion of all common stocks publicly traded in the U.S. The index represents a group of securities thought to have superior growth potential using methods designed to reduce, but not eliminate, taxable distributions. The index's total returns include the reinvestment of all dividends, but do not include the effect of operating expenses of a mutual fund.

--------------------------------------------------------------------------------
                                                                               7


--------------------------------------------------------------------------------


                    ---------------------------------------

                                TABLE OF CONTENTS

                    ---------------------------------------


         Bond Index Fund
            Schedule of Investments ................................  9

         Dow 30 Fund
            Schedule of Investments ................................ 11

         500 Index Fund
            Schedule of Investments  ................................12

         Extended Market Index Fund
            Schedule of Investments ................................ 18

         Asian Index Fund
            Schedule of Investments ................................ 28

         European Index Fund
            Schedule of Investments ................................ 32

         Technology Fund
            Schedule of Investments ................................ 37

         Tax Managed Growth Fund
            Schedule of Investments ................................ 39

         Statements of Assets and Liabilities ...................... 41

         Statements of Operations .................................. 43

         Statements of Changes in Net Assets ....................... 45

         Financial Highlights ...................................... 49

         Notes to Financial Statements ............................. 57

         Report of Independent Auditors ............................ 64

         Trustee and Officer Information............................ 65



--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------

                               TD WATERHOUSE TRUST


                    Bond Index Fund o Schedule of Investments
                                January 31, 2003


                                                Principal             Market
                                                  Amount              Value
                                               ----------          ----------
U.S. GOVERNMENT OBLIGATIONS

U.S. TREASURY BONDS--9.1%
  4.38%, 08/15/12                               $155,000             $   160,104
  9.88%, 11/15/15                                 80,000                 122,277
  9.25%, 02/15/16                                 20,000                  29,390
  7.25%, 05/15/16                                 80,000                 101,503
  7.50%, 11/15/16                                 75,000                  97,216
  8.75%, 05/15/17                                 25,000                  35,832
  8.50%, 02/15/20                                 12,000                  17,159
  6.25%, 08/15/23                                 59,000                  68,691
  6.00%, 02/15/26                                 94,000                 106,785
  6.13%, 11/15/27                                 53,000                  61,381
  5.50%, 08/15/28                                166,000                 177,808
  5.25%, 02/15/29                                 99,000                 102,697
  6.25%, 05/15/30                                143,000                 169,796
  5.38%, 02/15/31                                154,000                 166,326
                                                                     -----------
                                                                       1,416,965
                                                                     -----------
U.S. TREASURY NOTES--66.5%
  3.00%, 01/31/04                                165,000                 167,778
  4.75%, 02/15/04                                300,000                 310,641
  5.88%, 02/15/04                                186,000                 194,733
  3.00%, 02/29/04                                150,000                 152,672
  5.25%, 05/15/04                                259,000                 271,687
  7.25%, 05/15/04                                160,000                 171,880
  3.25%, 05/31/04                                430,000                 440,296
  2.88%, 06/30/04                                305,000                 311,041
  2.25%, 07/31/04                                355,000                 358,966
  6.00%, 08/15/04                                219,000                 233,995
  7.25%, 08/15/04                                166,000                 180,506
  2.13%, 08/31/04                                385,000                 388,609
  1.88%, 09/30/04                                435,000                 437,345
  2.13%, 10/31/04                                317,000                 319,922
  5.88%, 11/15/04                                165,000                 177,349
  7.88%, 11/15/04                                230,000                 255,246
  2.00%, 11/30/04                                330,000                 332,165
  1.75%, 12/31/04                                150,000                 150,199
  7.50%, 02/15/05                                158,000                 176,145
  6.50%, 05/15/05                                240,000                 264,926
  6.75%, 05/15/05                                324,000                 359,144
  6.50%, 08/15/05                                213,000                 236,730
  5.75%, 11/15/05                                392,000                 430,710
  5.88%, 11/15/05                                162,000                 178,459
  5.63%, 02/15/06                                105,000                 115,512
  4.63%, 05/15/06                                173,000                 185,279
  6.88%, 05/15/06                                196,000                 223,661
  7.00%, 07/15/06                                202,000                 232,197
  6.50%, 10/15/06                                241,000                 274,362
  3.50%, 11/15/06                                183,000                 188,933
  6.25%, 02/15/07                                 74,000                  84,091
  4.38%, 05/15/07                                220,000                 234,051
  6.63%, 05/15/07                                224,000                 258,711
  3.25%, 08/15/07                                335,000                 340,234
  6.13%, 08/15/07                                225,000                 256,077
  3.00%, 11/15/07                                260,000                 260,498
  5.50%, 02/15/08                                 63,000                  70,279
  5.63%, 05/15/08                                167,000                 187,301
  4.75%, 11/15/08                                180,000                 194,040
  5.50%, 05/15/09                                143,000                 160,222
  6.00%, 08/15/09                                129,000                 148,209
  6.50%, 02/15/10                                 76,000                  89,763
  5.75%, 08/15/10                                 46,000                  52,269
  5.00%, 02/15/11                                 52,000                  56,491
  5.00%, 08/15/11                                 51,000                  55,307
  4.88%, 02/15/12                                142,000                 152,484
  4.00%, 11/15/12                                 74,000                  74,127
                                                                     -----------
                                                                      10,395,242
                                                                     -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS

 (COST $11,407,547)--75.6%                                            11,812,207
                                                                     -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS

FANNIE MAE--8.7%

  5.13%, 02/13/04                                169,000                 175,462
  5.63%, 05/14/04                                140,000                 147,368
  6.50%, 08/15/04                                102,000                 109,540
  7.00%, 07/15/05                                 90,000                 100,443
  5.50%, 02/15/06                                235,000                 256,032
  5.00%, 01/15/07                                 97,000                 104,447
  6.63%, 09/15/09                                100,000                 116,001
  7.25%, 01/15/10                                 90,000                 107,849
  6.00%, 05/15/11                                155,000                 173,632
  6.25%, 05/15/29                                 67,000                  73,867
                                                                     -----------
                                                                       1,364,641
                                                                     -----------
FEDERAL HOME LOAN BANK--1.3%

  5.13%, 03/06/06                                185,000                 199,619
                                                                     -----------

FREDDIE MAC--3.9%

  3.75%, 04/15/04                                 85,000                  87,357
  5.25%, 01/15/06                                100,000                 108,140
  5.50%, 07/15/06                                110,000                 120,222
  5.75%, 03/15/09                                100,000                 111,375
  6.88%, 09/15/10                                150,000                 176,954
                                                                     -----------
                                                                         604,048
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS

 (COST $2,050,756)--13.9%                                              2,168,308
                                                                     -----------

CORPORATE BONDS
 Alabama Power Co., Series G,
  5.38%, 10/01/08                                  1,000                   1,066
 Alcoa, Inc.,
  7.25%, 08/01/05                                 15,000                  16,686
 Allstate Corp.,
  7.20%, 12/01/09                                 10,000                  11,417
  7.50%, 06/15/13                                  2,000                   2,384
 Alltel Corp.,
  7.00%, 03/15/16                                  8,000                   9,290


--------------------------------------------------------------------------------
                                                                             9

--------------------------------------------------------------------------------

                               TD WATERHOUSE TRUST


                    Bond Index Fund o Schedule of Investments
                                January 31, 2003


                                                    Principal           Market
                                                     Amount              Value
                                                   ----------         ----------
Asian Development Bank,
 5.75%, 05/19/03                                      $ 7,000         $    7,087
Asian Development Bank, MTN,
 4.88%, 02/05/07                                        7,000              7,462
Bank of America Corp.,
 4.75%, 10/15/06                                       10,000             10,535
 6.63%, 10/15/07                                       10,000             11,216
BellSouth Telecommunications,
 6.38%, 06/01/28                                        5,000              5,229
Canadian Government,
 5.25%, 11/05/08                                       12,000             13,133
Chase Manhattan Corp.,
 7.88%, 06/15/10                                       65,000             75,481
Citigroup, Inc.,
 6.75%, 12/01/05                                       12,000             13,317
 7.25%, 10/01/10                                       12,000             13,878
Coca-Cola Enterprises,
 8.50%, 02/01/12                                       10,000             12,638
 7.13%, 08/01/17                                       15,000             17,829
Con Edison Co. of New York,
 7.50%, 09/01/10                                        5,000              5,916
DaimlerChrysler Holdings NA,
 7.40%, 01/20/05                                        6,000              6,486
 6.40%, 05/15/06                                        6,000              6,433
 7.20%, 09/01/09                                        6,000              6,561
Deutsche Telekom,
 8.50%, 06/15/10                                       13,000             14,680
E.I. Du Pont de Nemours & Co.,
 5.88%, 05/11/09                                       65,000             70,487
European Investment Bank,
 4.88%, 09/06/06                                       16,000             17,108
Ford Motor Credit Co.,
 6.88%, 02/01/06                                       64,000             64,520
General Electric Capital Corp., MTN,
 6.80%, 11/01/05                                        9,000              9,972
 7.38%, 01/19/10                                        9,000             10,456
General Motors Acceptance Corp.,
 6.88%, 09/15/11                                       50,000             48,691
Goldman Sachs Group, Inc.,
 6.88%, 01/15/11                                        7,000              7,799
 6.60%, 01/15/12                                        7,000              7,711
Household Finance Corp.,
 5.75%, 01/30/07                                       24,000             25,253
International Bank for Reconstuction
& Development,
 7.00%, 01/27/05                                       19,000             20,897
 5.00%, 03/28/06                                       19,000             20,443
KFW International Finance,
 4.75%, 01/24/07                                       11,000             11,736
Lehman Brothers Holdings,
 7.75%, 01/15/05                                       11,000             12,096
 6.25%, 05/15/06                                       11,000             12,084
Merrill Lynch & Co.,
 6.88%, 11/15/18                                       65,000             72,719


                                                     Principal
                                                       Amount/           Market
                                                       Shares            Value
                                                    ----------         ---------
Morgan Stanley Dean
Witter & Co.,
 6.10%, 04/15/06                                     $  8,000        $     8,679
 6.75%, 04/15/11                                        8,000              8,852
Republic of Italy,
 4.38%, 10/25/06                                       24,000             25,174
Wal-Mart Stores, Inc.,
 6.55%, 08/10/04                                       10,000             10,699
 4.15%, 06/15/05                                        8,000              8,382
 5.88%, 10/15/05                                        2,000              2,189
 4.38%, 07/12/07                                        1,000              1,044
 7.25%, 06/01/13                                        9,000             10,835
Wells Fargo Co.,
 7.20%, 05/01/03                                       65,000             65,894
                                                                     -----------
TOTAL CORPORATE BONDS
  (COST $787,598)--5.2%                                                  822,444
                                                                     -----------
FOREIGN BONDS-CANADA
  (COST $12,782)--0.1%
     Hydro-Quebec
       8.00%, 02/01/03                                 11,000             13,910

EXCHANGE TRADED FUND
  (COST $603,786)--3.9%
   iShares Goldman Sachs Corp.
    Bond Fund                                           5,600            609,280
                                                                     -----------


TOTAL INVESTMENTS

  (COST $14,849,687)--98.7%                                           15,426,149

OTHER ASSETS AND LIABILITIES,

  NET--1.3%                                                              199,720
                                                                     -----------
NET ASSETS--100.0%                                                   $15,625,869
                                                                     ===========

MTN   Medium Term Note




             Please see accompanying notes to financial statements.


--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------

                               TD WATERHOUSE TRUST


                      Dow 30 Fund o Schedule of Investments
                                January 31, 2003


                                                    Number of           Market
                                                     Shares             Value
                                                   ----------        ----------
COMMON STOCK

  3M Co.                                            106,340          $13,244,647
  Alcoa, Inc.                                       106,340            2,102,342
  Altria Group, Inc.                                106,340            4,027,096
  American Express Co.                              106,340            3,778,260
  AT&T Corp.                                        106,340            2,071,503
  Boeing Co.                                        106,340            3,359,281
  Caterpillar, Inc.                                 106,340            4,676,833
  Citigroup, Inc.                                   106,340            3,655,969
  Coca-Cola Co.                                     106,340            4,302,516
  E.I. Du Pont de Nemours & Co.                     106,340            4,027,096
  Eastman Kodak Co.                                 106,340            3,222,102
  Exxon Mobil Corp.                                 106,340            3,631,511
  General Electric Co.                              106,340            2,460,708
  General Motors Corp.                              106,340            3,863,332
  Hewlett-Packard Co.                               106,340            1,851,379
  Home Depot, Inc.                                  106,340            2,222,506
  Honeywell International, Inc.                     106,340            2,598,950
  Intel Corp.                                       106,340            1,665,284
  International Business Machines
  Corp.                                             106,340            8,318,978
  International Paper Co.                           106,340            3,796,338
  Johnson & Johnson                                 106,340            5,700,887
  JPMorgan Chase & Co.                              106,340            2,481,976
  McDonald's Corp.                                  106,340            1,514,282
  Merck & Co., Inc.                                 106,340            5,890,173
  Microsoft Corp. (A)                               106,340            5,046,896
  Procter & Gamble Co.                              106,340            9,099,514
  SBC Communications, Inc.                          106,340            2,598,950
  United Technologies Corp.                         106,340            6,761,097
  Wal-Mart Stores, Inc.                             106,340            5,083,052
  Walt Disney Co.                                   106,340            1,860,950
                                                                     -----------

TOTAL COMMON STOCK
(COST $157,700,312)--98.9%                                          $124,914,408
                                                                    ------------
OTHER (COST $922,144)--0.7%
Diamonds Trust, Series 1                             10,506         $    849,305
                                                                    ------------

U.S. GOVERNMENT OBLIGATION
(COST $129,801)--0.1%

U.S. Treasury Bill, matures
03/20/03, par value $130,000,
yield at time of purchase 1.64% (B)                                      129,813
                                                                    ------------
TOTAL INVESTMENTS
(COST $158,752,257)--99.7%                                           125,893,526

OTHER ASSETS AND LIABILITIES,

NET--0.3%                                                                439,059

NET ASSETS--100.0%                                                  $126,332,585
                                                                    ============

(A) Non-income producing security.

(B) Security pledged as collateral on open futures contracts.


             Please see accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                                              11

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                    500 Index Fund o Schedule of Investments
                                January 31, 2003

                                                     Number of           Market
                                                      Shares             Value
                                                   ------------       ----------
COMMON STOCK

AEROSPACE & DEFENSE--1.7%
  Boeing Co.                                          4,200          $   132,678
  General Dynamics Corp.                              1,200               79,368
  Goodrich Corp.                                        150                2,580
  Lockheed Martin Corp.                               2,350              119,967
  Northrop Grumman Corp.                              1,022               93,421
  Raytheon Co.                                        2,050               61,685
  Rockwell Collins, Inc.                              1,100               22,693
  United Technologies Corp.                           2,596              165,054
                                                                     -----------
                                                                         677,446
                                                                     -----------
AGRICULTURE--0.0%
  Monsanto Co.                                          861               15,197
                                                                     -----------

AIR TRANSPORTATION--0.7%
  AMR Corp. (A)                                         200                  580
  Delta Air Lines, Inc.                                 150                1,371
  FedEx Corp.                                         1,735               91,261
  Honeywell International, Inc.                       4,300              105,092
  Southwest Airlines Co.                              4,400               57,420
  Textron, Inc.                                         450               17,352
                                                                     -----------
                                                                         273,076
                                                                     -----------
APPAREL/TEXTILES--0.3%
  Cintas Corp.                                        1,050               43,365
  Jones Apparel Group, Inc. (A)                         950               31,046
  Liz Claiborne, Inc.                                   950               27,284
  VF Corp.                                              750               26,422
                                                                     -----------
                                                                         128,117
                                                                     -----------
AUTOMOTIVE--0.8%
  Cooper Tire & Rubber                                  150                2,145
  Dana Corp.                                            200                2,154
  Delphi Corp.                                        1,533               13,061
  Ford Motor Co.                                      9,950               90,644
  General Motors Corp.                                3,000              108,990
  Genuine Parts Co.                                     750               22,125
  Goodyear Tire & Rubber Co.                            200                1,060
  ITT Industries, Inc.                                  450               25,272
  Navistar International Corp. (A)                      100                2,407
  Paccar, Inc.                                          825               35,739
  Rockwell International Corp.                          900               20,745
  Visteon Corp.                                         150                1,031
                                                                     -----------
                                                                         325,373
                                                                     -----------
BANKS--8.2%
  Amsouth Bancorp                                     1,262               25,858
  Bank of America Corp.                               7,392              517,810
  Bank of New York Co., Inc.                          3,850               97,405
  Bank One Corp.                                      5,950              217,234
  BB&T Corp.                                          2,700               90,612
  Charter One Financial, Inc.                           908               26,250
  Comerica, Inc.                                      1,150               46,575
  Fifth Third Bancorp                                 2,850              152,047
  First Tennessee National Corp.                        450               16,875
  FleetBoston Financial Corp.                         5,722              149,401
  Golden West Financial Corp.                           900               66,177
  Huntington Bancshares, Inc.                         1,350               25,609
  JPMorgan Chase & Co.                               10,338              241,289
  Keycorp                                             1,800               43,290
  Marshall & Ilsley Corp.                             1,200               32,520
  Mellon Financial Corp.                              2,450               56,032
  National City Corp.                                 3,300               91,740
  North Fork Bancorporation, Inc.                       600               19,458
  Northern Trust Corp.                                  900               30,780
  PNC Financial Services Group, Inc.                  1,700               74,868
  Regions Financial Corp.                             1,525               49,990
  SouthTrust Corp.                                    1,650               42,999
  State Street Corp.                                  1,800               71,262
  SunTrust Banks, Inc.                                1,300               73,645
  Synovus Financial Corp.                             1,000               19,330
  Union Planters Corp.                                  825               23,282
  US Bancorp                                          9,748              205,683
  Wachovia Corp.                                      7,100              255,387
  Washington Mutual, Inc.                             4,750              163,638
  Wells Fargo & Co.                                   8,341              395,113
  Zions Bancorp                                         550               22,781
                                                                     -----------
                                                                       3,344,940
                                                                     -----------
BEAUTY PRODUCTS--2.7%
  Alberto-Culver Co., Cl B                              550               27,901
  Avon Products, Inc.                                 1,100               55,000
  Colgate-Palmolive Co.                               2,800              142,548
  Gillette Co.                                        5,600              167,440
  International Flavors &
  Fragrances, Inc.                                      851               27,036
  Kimberly-Clark Corp.                                2,650              122,748
  Procter & Gamble Co.                                6,431              550,301
                                                                     -----------
                                                                       1,092,974
                                                                     -----------
BROADCASTING, NEWSPAPERS &
ADVERTISING--1.3%
  Clear Channel Communications,
  Inc. (A)                                            2,844              113,988
  Comcast Corp., Cl A (A)                            11,292              300,706
  Interpublic Group Cos., Inc.                        1,450               18,661
  Omnicom Group                                       1,150               69,345
  TMP Worldwide, Inc. (A)                               150                1,657
  Univision Communications, Inc.,
  Cl A (A)                                            1,550               40,858
                                                                     -----------
                                                                         545,215
                                                                     -----------
BUILDING & CONSTRUCTION--0.3%
  American Standard Cos. (A)                            300               19,998
  Centex Corp.                                          100                5,292
  Fluor Corp.                                           100                2,974
  KB Home                                               100                4,471
  Masco Corp.                                         3,100               56,389
  Pulte Homes, Inc.                                     150                7,497
  Vulcan Materials Co.                                  450               15,322
                                                                     -----------
                                                                         111,943
                                                                     -----------
CHEMICALS--1.5%
  Air Products & Chemicals, Inc.                        950               39,377
  Ashland, Inc.                                         100                2,774
  Cooper Industries Ltd., Cl A                          818               28,982
  Dow Chemical Co.                                    4,750              138,035
  E.I. Du Pont de Nemours & Co.                       5,100              193,137
  Eastman Chemical Co.                                  700               23,961
  Engelhard Corp.                                       200                4,142



--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                    500 Index Fund o Schedule of Investments
                                January 31, 2003

                                                     Number of           Market
                                                      Shares             Value
                                                   ------------       ----------
  Great Lakes Chemical Corp.                            100          $     2,223
  Hercules, Inc. (A)                                    200                1,658
  PPG Industries, Inc.                                  800               39,064
  Praxair, Inc.                                       1,000               54,540
  Rohm & Haas Co.                                     1,500               46,275
  Sigma-Aldrich Corp.                                   600               26,922
                                                                     -----------
                                                                         601,090
                                                                     -----------
COMPUTERS & SERVICES--6.1%
  3M Co.                                              2,000              249,100
  Apple Computer, Inc. (A)                            2,600               37,336
  Autodesk, Inc.                                        200                2,988
  Cisco Systems, Inc. (A)                            35,828              479,020
  Computer Sciences Corp. (A)                         1,200               36,720
  Dell Computer Corp. (A)                            12,607              300,803
  eBay, Inc. (A)                                      1,690              127,020
  Electronic Data Systems Corp.                       3,100               52,545
  EMC Corp. (A)                                      10,050               77,385
  Gateway, Inc. (A)                                     300                  786
  Hewlett-Packard Co.                                15,604              271,666
  International Business Machines
  Corp.                                               8,435              659,870
  International Game Technology (A)                     350               27,604
  Lexmark International, Inc. (A)                       800               48,432
  NCR Corp. (A)                                         150                2,894
  Sun Microsystems, Inc. (A)                         13,250               40,943
  Sungard Data Systems, Inc. (A)                      2,010               39,074
  Symbol Technologies, Inc.                             300                2,529
  Unisys Corp. (A)                                    2,700               25,164
                                                                     -----------
                                                                       2,481,879
                                                                     -----------
CONTAINERS & PACKAGING--0.2%
  Ball Corp.                                            100                5,250
  Bemis Co.                                              50                2,181
  Newell Rubbermaid, Inc.                             1,400               38,990
  Pactiv Corp. (A)                                      267                5,449
  Sealed Air Corp. (A)                                  754               28,441
                                                                     -----------
                                                                          80,311
                                                                     -----------
DATA PROCESSING--0.8%
  Automatic Data Processing                           3,050              105,744
  First Data Corp.                                    3,750              129,000
  Fiserv, Inc. (A)                                    1,225               38,184
  IMS Health, Inc.                                    2,203               37,121
                                                                     -----------
                                                                         310,049
                                                                     -----------
DIVERSIFIED MANUFACTURING--0.8%
  Crane Co.                                              50                  806
  Danaher Corp.                                         900               55,269
  Illinois Tool Works, Inc.                           1,650              100,353
  Tyco International Ltd.                             9,978              159,748
                                                                     -----------
                                                                         316,176
                                                                     -----------
ELECTRICAL SERVICES--5.6%
  AES Corp. (A)                                       1,400                4,858
  Allegheny Energy, Inc.                                200                1,680
  Ameren Corp.                                          700               27,531
  American Electric Power Co., Inc.                   1,850               43,697
  Calpine Corp. (A)                                   2,250                7,335
  Centerpoint Energy, Inc.                              750                5,227
  Cinergy Corp.                                         700               22,190
  Citizens Communications Co. (A)                     2,567               25,131
  CMS Energy Corp.                                      200                1,134
  Consolidated Edison, Inc.                           1,050               41,916
  Constellation Energy Group, Inc.                    1,050               29,032
  Dominion Resources, Inc.                            1,750               94,832
  DTE Energy Co.                                        750               31,440
  Duke Energy Corp.                                   4,628               78,815
  Edison International (A)                            1,650               20,345
  Emerson Electric Co.                                2,050               96,207
  Entergy Corp.                                       1,100               48,895
  Exelon Corp.                                        1,871               95,290
  FirstEnergy Corp.                                   1,349               42,089
  FPL Group, Inc.                                       850               49,632
  General Electric Co.                               50,229            1,162,299
  Mirant Corp. (A)                                    2,078                3,657
  NiSource, Inc.                                      1,300               23,101
  PG&E Corp. (A)                                      2,850               39,330
  Pinnacle West Capital Corp.                           796               24,795
  PPL Corp.                                             650               22,750
  Progress Energy, Inc.                               1,000               40,410
  Public Service Enterprise Group, Inc.               1,100               38,808
  Southern Co.                                        3,700              104,229
  Teco Energy, Inc.                                     400                5,532
  TXU Corp.                                           2,236               41,031
  XCEL Energy, Inc.                                   1,550               17,081
                                                                     -----------
                                                                       2,290,299
                                                                     -----------
ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT--0.3%
  Adobe Systems, Inc.                                   800               21,136
  American Power Conversion (A)                       1,742               27,106
  Eaton Corp.                                           400               28,432
  Jabil Circuit, Inc. (A)                             1,350               21,073
  Molex, Inc.                                           750               15,743
  Sanmina Corp. (A)                                   1,050                3,843
  Solectron Corp. (A)                                 3,500               12,565
  Tektronix, Inc. (A)                                   100                1,650
  Thomas & Betts Corp. (A)                              100                1,688
                                                                     -----------
                                                                         133,236
                                                                     -----------
ENTERTAINMENT--1.3%
  AOL Time Warner, Inc. (A)                          21,955              255,995
  Carnival Corp.                                      3,050               73,505
  Walt Disney Co.                                    11,065              193,638
                                                                     -----------
                                                                         523,138
                                                                     -----------
ENVIRONMENTAL SERVICES--0.3%
  Allied Waste Industries, Inc. (A)                     250                2,445
  Ecolab, Inc.                                          700               34,510
  Waste Management, Inc.                              3,500               80,465
                                                                     -----------
                                                                         117,420
                                                                     -----------
FINANCIAL SERVICES--7.0%
  American Express Co.                                6,379              226,646
  Bear Stearns Cos., Inc.                               650               40,332
  Capital One Financial Corp.                           900               27,945
  Charles Schwab Corp.                                7,700               70,994
  Citigroup, Inc.                                    25,897              890,339
  Concord EFS, Inc. (A)                               3,350               49,111
  Countrywide Credit, Inc.                              650               35,854
  Equifax, Inc.                                       1,300               27,833
  Fannie Mae                                          5,000              323,500


--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                    500 Index Fund o Schedule of Investments
                                January 31, 2003

                                                     Number of           Market
                                                      Shares             Value
                                                   ------------       ----------
  Franklin Resources, Inc.                            1,650          $    55,011
  Freddie Mac                                         3,500              195,930
  Goldman Sachs Group, Inc.                           2,291              156,017
  Household International, Inc.                       2,300               62,813
  Janus Capital Group, Inc.                             850               10,786
  Lehman Brothers Holdings, Inc.                      1,300               70,889
  MBNA Corp.                                          6,200              104,346
  Merrill Lynch & Co., Inc.                           4,550              159,341
  Moody's Corp.                                         600               25,128
  Morgan Stanley Dean Witter & Co.                    5,650              214,135
  Providian Financial Corp. (A)                         400                2,556
  SLM Corp.                                             885               94,014
  T. Rowe Price Group, Inc.                             750               20,055
                                                                     -----------
                                                                       2,863,575
                                                                     -----------
FOOD, BEVERAGE & TOBACCO--5.7%
  Altria Group, Inc.                                 10,375              392,901
  Anheuser-Busch Cos., Inc.                           4,450              211,241
  Archer-Daniels-Midland Co.                          3,285               39,584
  Brown-Forman Corp., Cl B                              400               24,856
  Campbell Soup Co.                                   1,700               40,749
  Coca-Cola Co.                                      12,253              495,756
  Coca-Cola Enterprises, Inc.                         2,000               44,060
  Conagra Foods, Inc.                                 3,150               77,269
  Coors, Cl B                                            50                3,010
  Fortune Brands, Inc.                                  950               41,867
  General Mills, Inc.                                 2,088               93,814
  Hershey Foods Corp.                                   650               41,925
  HJ Heinz Co.                                        1,650               53,312
  Kellogg Co.                                         2,400               80,160
  Pepsi Bottling Group, Inc.                          1,050               26,618
  PepsiCo, Inc.                                       8,760              354,605
  RJ Reynolds Tobacco Holdings, Inc.                    350               14,826
  Sara Lee Corp.                                      4,542               90,567
  Supervalu, Inc.                                       150                2,232
  Sysco Corp.                                         3,350               98,390
  UST, Inc.                                             650               20,085
  Wm Wrigley, Jr. Co.                                 1,345               74,674
                                                                     -----------
                                                                       2,322,501
                                                                     -----------
FOOTWEAR--0.1%
  Nike, Inc., Cl B                                    1,200               53,448
  Reebok International Ltd. (A)                         100                3,024
                                                                     -----------
                                                                          56,472
                                                                     -----------
GAS/NATURAL GAS--0.3%
  Dynegy, Inc.                                        1,350                2,524
  El Paso Energy Corp.                                1,807               15,251
  KeySpan Corp.                                         700               23,800
  Kinder Morgan, Inc.                                   650               29,322
  Nicor, Inc.                                           100                3,145
  Peoples Energy Corp.                                  100                3,681
  Sempra Energy                                       1,150               27,715
  Williams Cos., Inc.                                 1,900                6,156
                                                                     -----------
                                                                         111,594
                                                                     -----------
HOTEL & MOTEL--0.3%
  Harrah's Entertainment, Inc. (A)                      650               23,582
  Hilton Hotels Corp.                                 1,900               22,249
  Marriott International, Inc., Cl A                  1,550               48,360
  Starwood Hotels & Resorts
  Worldwide, Inc.                                       750               17,587
                                                                     -----------
                                                                         111,778
                                                                     -----------
HOUSEHOLD PRODUCTS--0.3%
  Clorox Co.                                          1,150               43,953
  Leggett & Platt, Inc.                               1,050               21,210
  Maytag Corp.                                          100                2,527
  Sherwin-Williams Co.                                1,000               26,640
  Tupperware Corp.                                      100                1,546
  Whirlpool Corp.                                       300               15,591
                                                                     -----------
                                                                         111,467
                                                                     -----------
INSURANCE--5.4%
  ACE Ltd.                                            1,200               35,340
  Aetna, Inc.                                           550               23,919
  Aflac, Inc.                                         2,600               84,214
  Allstate Corp.                                      3,650              128,444
  AMBAC Financial Group, Inc.                           600               32,142
  American International Group                       13,061              706,861
  Anthem, Inc. (A)                                      650               40,352
  AON Corp.                                           1,500               28,395
  Chubb Corp.                                           750               40,290
  Cigna Corp.                                           800               34,936
  Cincinnati Financial Corp.                            600               21,474
  Hartford Financial Services
  Group, Inc.                                         1,150               47,932
  Jefferson-Pilot Corp.                                 550               21,175
  John Hancock Financial Services                     1,200               32,772
  Lincoln National Corp.                              1,300               41,925
  Loews Corp.                                           850               37,417
  Marsh & McLennan Cos., Inc.                         2,900              123,627
  MBIA, Inc.                                            500               20,490
  Metlife, Inc.                                       3,650               97,711
  MGIC Investment Corp.                                 500               21,565
  Principal Financial Group                           2,080               59,488
  Progressive Corp.                                   1,000               48,340
  Prudential Financial, Inc.                          3,277              104,110
  Safeco Corp.                                          950               34,058
  St. Paul Cos.                                       1,000               32,640
  Torchmark Corp.                                       650               23,335
  Travelers Property Casualty Corp.,
  Cl B (A)                                            4,824               78,438
  UnitedHealth Group, Inc.                            1,450              127,455
  UnumProvident Group, Inc.                             900               15,723
  XL Capital Ltd., Cl A                                 750               56,295
                                                                     -----------
                                                                       2,200,863
                                                                     -----------
LEISURE PRODUCTS--0.1%
  Brunswick Corp.                                       100                1,947
  Hasbro, Inc.                                          200                2,400
  Mattel, Inc.                                        2,250               45,000
                                                                     -----------
                                                                          49,347
                                                                     -----------
MACHINERY & MANUFACTURING
OPERATIONS--0.7%
  Black & Decker Corp.                                  550               20,152
  Caterpillar, Inc.                                   2,039               89,675
  Cummins, Inc.                                         100                2,470
  Deere & Co.                                         1,050               44,310


--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                    500 Index Fund o Schedule of Investments
                                January 31, 2003

                                                     Number of           Market
                                                      Shares             Value
                                                   ------------       ----------
  Dover Corp.                                         1,350          $    35,329
  Ingersoll-Rand Co., Cl A                            1,177               46,209
  McDermott International, Inc. (A)                     200                  808
  Pall Corp.                                            150                2,327
  Parker Hannifin Corp.                                 500               20,155
  Snap-On, Inc.                                         100                2,550
  Stanley Works                                         100                2,662
  WW Grainger, Inc.                                     600               28,380
                                                                     -----------
                                                                         295,027
                                                                     -----------
MEASURING DEVICES--0.2%
  Agilent Technologies, Inc. (A)                      2,850               46,968
  Applied Biosystems Group -
  Applera Corp.                                         550                9,652
  PerkinElmer, Inc.                                     100                  780
  Thermo Electron Corp. (A)                             250                4,543
  Waters Corp. (A)                                      400                9,220
                                                                     -----------
                                                                          71,163
                                                                     -----------
MEDICAL PRODUCTS & SERVICES--5.2%
  Amgen, Inc. (A)                                     6,339              323,036
  Bausch & Lomb, Inc.                                   100                3,325
  Baxter International, Inc.                          3,250               91,585
  Becton Dickinson & Co.                              1,650               54,120
  Biomet, Inc.                                        1,725               48,198
  Boston Scientific Corp. (A)                         2,100               84,945
  CR Bard, Inc.                                         500               28,340
  Guidant Corp. (A)                                   1,200               40,344
  HCA, Inc.                                           2,400              102,576
  Health Management Associates,
  Inc., Cl A                                          1,400               25,928
  Healthsouth Corp. (A)                               2,000                7,660
  Humana, Inc. (A)                                      250                2,485
  Johnson & Johnson                                  14,915              799,593
  Manor Care, Inc. (A)                                  150                2,883
  Medtronic, Inc.                                     5,977              268,487
  St. Jude Medical, Inc. (A)                          1,205               52,502
  Stryker Corp.                                         834               50,240
  Tenet Healthcare Corp. (A)                          2,275               40,927
  Wellpoint Health Networks (A)                         700               50,876
  Zimmer Holdings, Inc. (A)                             750               30,750
                                                                     -----------
                                                                       2,108,800
                                                                     -----------
METAL & METAL INDUSTRIES--0.4%
  Alcoa, Inc.                                         4,300               85,011
  Allegheny Technologies, Inc.                          150                  685
  Freeport-McMoran Copper & Gold,
  Inc., Cl B (A)                                        200                3,754
  Newmont Mining Corp.                                1,850               53,558
  Nucor Corp.                                           500               19,955
  Phelps Dodge Corp. (A)                                137                4,733
  United States Steel Corp.                             150                2,153
  Worthington Industries                                200                3,034
                                                                     -----------
                                                                        172,883
                                                                     -----------
MISCELLANEOUS BUSINESS SERVICES--0.5%
  Cendant Corp. (A)                                   6,100               67,588
  Convergys Corp. (A)                                   250                3,188
  Deluxe Corp.                                          600               24,144
  H&R Block, Inc.                                     1,253               47,476
  Paychex, Inc.                                       2,250               56,655
  Robert Half International, Inc. (A)                 1,550               23,498
                                                                     -----------
                                                                         222,549
                                                                     -----------
MOTORCYCLES--0.2%
  Harley-Davidson, Inc.                               1,600               66,848
                                                                     -----------

OFFICE SUPPLIES & EQUIPMENT--0.3%
  Avery Dennison Corp.                                  700               41,713
  Pitney Bowes, Inc.                                  1,550               50,437
  Xerox Corp. (A)                                     4,850               42,923
                                                                     -----------
                                                                         135,073
                                                                     -----------
PAPER & PAPER PRODUCTS--0.4%
  Boise Cascade Corp.                                   100                2,391
  Georgia-Pacific Corp.                                 950               14,611
  International Paper Co.                             2,500               89,250
  Louisiana-Pacific Corp. (A)                           200                1,460
  MeadWestvaco Corp.                                    745               17,917
  Temple-Inland, Inc.                                    50                2,161
  Weyerhaeuser Co.                                    1,000               48,050
                                                                     -----------
                                                                         175,840
                                                                     -----------
PETROLEUM & FUEL PRODUCTS--5.8%
  Amerada Hess Corp.                                    450               21,240
  Anadarko Petroleum Corp.                            1,500               69,165
  Apache Corp.                                          965               60,226
  Baker Hughes, Inc.                                  1,338               40,488
  BJ Services Co. (A)                                   550               16,813
  Burlington Resources, Inc.                          1,250               55,125
  ChevronTexaco Corp.                                 5,267              339,195
  ConocoPhillips                                      3,245              156,377
  Devon Energy Corp.                                    600               27,180
  EOG Resources, Inc.                                   650               25,194
  Exxon Mobil Corp.                                  33,965            1,159,905
  Halliburton Co.                                     2,000               37,520
  Kerr-McGee Corp.                                      550               22,973
  Marathon Oil Corp.                                  1,500               31,350
  Nabors Industries Ltd. (A)                            500               18,425
  Noble Corp. (A)                                       750               25,710
  Occidental Petroleum Corp.                          1,700               49,657
  Rowan Cos., Inc.                                      100                2,063
  Schlumberger Ltd.                                   2,850              107,445
  Sunoco, Inc.                                          100                3,132
  Transocean, Inc.                                    1,650               37,570
  Unocal Corp.                                        1,700               47,345
                                                                     -----------
                                                                       2,354,098
                                                                     -----------
PHARMACEUTICALS--8.7%
  Abbott Laboratories                                 7,950              303,054
  Allergan, Inc.                                        700               42,469
  AmerisourceBergen Corp.                               400               23,280
  Biogen, Inc. (A)                                      550               21,038
  Bristol-Myers Squibb Co.                            9,650              227,644
  Cardinal Health, Inc.                               2,250              131,243
  Chiron Corp. (A)                                    1,200               45,024
  Eli Lilly & Co.                                     5,517              332,344
  Forest Laboratories, Inc. (A)                       1,835               94,961


--------------------------------------------------------------------------------
                                                                              15

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                    500 Index Fund o Schedule of Investments
                                January 31, 2003

                                                     Number of           Market
                                                      Shares             Value
                                                   ------------       ----------
  Genzyme Corp. (A)                                     900          $    29,061
  King Pharmaceuticals, Inc. (A)                        633                9,292
  McKesson Corp.                                      1,200               34,116
  Medimmune, Inc. (A)                                 1,000               29,790
  Merck & Co., Inc.                                  11,161              618,208
  Pfizer, Inc.                                       31,081              943,619
  Pharmacia Corp.                                     6,342              264,905
  Schering-Plough Corp.                               7,100              128,581
  Watson Pharmaceuticals, Inc. (A)                      169                5,117
  Wyeth                                               6,865              267,941
                                                                     -----------
                                                                       3,551,687
                                                                     -----------
PHOTOGRAPHIC EQUIPMENT
& SUPPLIES--0.1%
  Eastman Kodak Co.                                   1,350               40,905
                                                                     -----------

PRINTING & PUBLISHING--0.9%
  American Greetings, Cl A (A)                          200                2,780
  Dow Jones & Co., Inc.                                 718               28,978
  Gannett Co., Inc.                                   1,500              108,990
  Knight-Ridder, Inc.                                   500               33,860
  McGraw-Hill Cos., Inc.                              1,200               71,064
  Meredith Corp.                                         50                2,109
  New York Times Co., Cl A                              600               29,304
  RR Donnelley & Sons Co.                               150                3,233
  Tribune Co.                                         1,750               84,700
                                                                     -----------
                                                                         365,018
                                                                     -----------
PROFESSIONAL SERVICES--0.1%
  Apollo Group, Inc., Cl A (A)                        1,174               52,196
                                                                     -----------

RAILROADS--0.4%
  Burlington Northern Santa Fe Corp.                  1,700               44,149
  CSX Corp.                                             750               21,023
  Norfolk Southern Corp.                              2,000               39,400
  Union Pacific Corp.                                 1,400               79,884
                                                                     -----------
                                                                         184,456
                                                                     -----------
REAL ESTATE INVESTMENT
TRUSTS--0.3%
  Equity Office Properties Trust                      2,250               53,865
  Equity Residential Properties Trust                 1,550               37,882
  Plum Creek Timber Co., Inc.                         1,500               32,730
  Simon Property Group, Inc.                            650               21,255
                                                                     -----------
                                                                         145,732
                                                                     -----------
RETAIL--6.8%
  Albertson's, Inc.                                   1,550               33,325
  Autozone, Inc. (A)                                    650               42,711
  Bed Bath & Beyond, Inc. (A)                         1,250               41,912
  Best Buy Co., Inc. (A)                              2,025               52,832
  Big Lots, Inc. (A)                                    200                2,500
  Circuit City Stores                                   850                5,091
  CVS Corp.                                           2,400               54,288
  Darden Restaurants, Inc.                              975               21,157
  Dillard's, Inc., Cl A                                 150                2,250
  Dollar General Corp.                                1,950               21,957
  Family Dollar Stores                                  940               28,313
  Federated Department Stores (A)                       650               16,913
  Gap, Inc.                                           4,950               72,419
  Home Depot, Inc.                                   11,750              245,575
  JC Penney Co.                                       1,000               19,390
  Kohls Corp. (A)                                     1,600               83,792
  Kroger Co. (A)                                      4,650               70,169
  Limited Brands                                      2,550               32,105
  Lowe's Cos., Inc.                                   4,273              146,051
  May Department Stores Co.                           1,400               28,700
  McDonald's Corp.                                    5,900               84,016
  Nordstrom, Inc.                                       150                2,706
  Office Depot, Inc. (A)                              1,300               17,355
  RadioShack Corp.                                      700               13,965
  Safeway, Inc. (A)                                   1,765               41,831
  Sears, Roebuck & Co.                                2,000               52,900
  Staples, Inc. (A)                                   2,400               41,208
  Starbucks Corp. (A)                                 2,300               52,256
  Target Corp.                                        4,500              126,945
  Tiffany & Co.                                         900               20,925
  TJX Cos., Inc.                                      2,400               44,064
  Toys "R" Us, Inc. (A)                                 250                2,260
  Wal-Mart Stores, Inc.                              22,280            1,064,984
  Walgreen Co.                                        4,950              143,550
  Wendy's International, Inc.                           700               19,005
  Winn-Dixie Stores, Inc.                               200                2,800
  Yum! Brands, Inc. (A)                               1,750               40,565
                                                                     -----------
                                                                       2,792,785
                                                                     -----------
SEMI-CONDUCTORS/
INSTRUMENTS--3.0%
  Advanced Micro Devices, Inc. (A)                    1,000                5,240
  Altera Corp. (A)                                    2,950               32,391
  Analog Devices, Inc. (A)                            2,250               53,842
  Applied Materials, Inc. (A)                         8,500              101,745
  Applied Micro Circuits Corp. (A)                      250                  905
  Broadcom Corp., Cl A (A)                            1,900               25,726
  Intel Corp.                                        32,727              512,505
  JDS Uniphase Corp. (A)                             10,350               28,048
  Johnson Controls, Inc.                                450               36,347
  KLA-Tencor Corp. (A)                                  800               26,112
  Linear Technology Corp.                             2,000               52,260
  LSI Logic Corp. (A)                                 1,400                6,174
  Maxim Integrated Products                           1,800               56,070
  Micron Technology, Inc. (A)                         2,750               22,578
  Millipore Corp. (A)                                    50                1,616
  National Semiconductor Corp. (A)                      800               10,560
  Novellus Systems, Inc. (A)                          1,165               34,309
  Nvidia Corp. (A)                                      300                3,096
  PMC-Sierra, Inc. (A)                                  190                1,045
  Power-One, Inc. (A)                                   100                  492
  QLogic Corp. (A)                                      750               24,960
  Teradyne, Inc. (A)                                    750                7,793
  Texas Instruments, Inc.                             8,350              132,765
  Xilinx, Inc. (A)                                    2,212               43,775
                                                                     -----------
                                                                       1,220,354
                                                                     -----------
SOFTWARE--4.7%
  BMC Software, Inc. (A)                                650               11,459
  Citrix Systems, Inc. (A)                              250                3,450
  Computer Associates International,
  Inc.                                                3,400               45,458
  Compuware Corp. (A)                                   500                1,750


--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------

                               TD WATERHOUSE TRUST

                    500 Index Fund o Schedule of Investments
                                January 31, 2003

                                                     Number of           Market
                                                      Shares             Value
                                                   ------------       ----------
  Electronic Arts, Inc. (A)                             800          $    41,448
  Intuit, Inc. (A)                                    1,250               55,125
  Mercury Interactive Corp. (A)                         805               28,618
  Microsoft Corp. (A)                                26,987            1,280,803
  Novell, Inc. (A)                                      450                1,458
  Oracle Corp. (A)                                   26,638              320,455
  Parametric Technology Corp. (A)                       350                  840
  Peoplesoft, Inc. (A)                                1,250               24,238
  Rational Software Corp. (A)                           500                5,200
  Siebel Systems, Inc. (A)                            1,250               10,450
  Veritas Software Corp. (A)                          2,735               49,919
  Yahoo, Inc. (A)                                     2,368               43,098
                                                                     -----------
                                                                       1,923,769
                                                                     -----------
TELEPHONES & TELECOMMUNICATIONS--5.5%
  ADC Telecommunications, Inc. (A)                      800                1,840
  Alltel Corp.                                        1,400               65,618
  Andrew Corp. (A)                                      150                1,386
  AT&T Corp.                                          3,750               73,050
  AT&T Wireless Services, Inc. (A)                   13,864               84,155
  Avaya, Inc. (A)                                       358                  902
  BellSouth Corp.                                     9,550              217,549
  CenturyTel, Inc.                                      750               22,748
  CIENA Corp. (A)                                       500                2,900
  Comverse Technology, Inc. (A)                         200                1,904
  Corning, Inc. (A)                                   7,250               29,580
  Lucent Technologies, Inc. (A)                      12,600               23,436
  Motorola, Inc.                                     11,650               92,967
  Network Appliance, Inc. (A)                           900                9,729
  Nextel Communications, Inc., Cl A (A)               5,000               63,100
  Qualcomm, Inc. (A)                                  3,900              146,874
  Qwest Communications
  International (A)                                   7,050               31,866
  SBC Communications, Inc.                           17,219              420,832
  Scientific-Atlanta, Inc.                              200                2,220
  Sprint Corp. (FON Group)                            4,900               59,486
  Sprint Corp. (PCS Group) (A)                        4,050               15,228
  Tellabs, Inc. (A)                                   3,300               25,707
  Verizon Communications, Inc.                       14,166              542,274
  Viacom, Inc., Cl B (A)                              8,653              333,573
                                                                     -----------
                                                                       2,268,924
                                                                     -----------
TESTING LABORATORIES--0.1%
  Quest Diagnostics, Inc. (A)                           500               26,890
  Quintiles Transnational Corp. (A)                     150                1,907
                                                                     -----------
                                                                          28,797

TRAVEL SERVICES--0.0%
  Sabre Holdings Corp. (A)                              500                8,970
                                                                     -----------

TRUCKING & LEASING--0.9%
  Ryder System, Inc.                                    150                3,380
  United Parcel Service, Inc., Cl B                   5,782              348,828
                                                                     -----------
                                                                         352,208
                                                                     -----------
WHOLESALE--0.2%
  Costco Wholesale Corp. (A)                          2,400               69,288
                                                                     -----------

TOTAL COMMON STOCK
(COST $49,849,782)--97.5%                                            $39,802,846
                                                                     -----------

TOTAL INVESTMENTS
(COST $49,849,782)--97.5%                                             39,802,846

OTHER ASSETS AND LIABILITIES, NET--2.5%                                1,023,937
                                                                     -----------
NET ASSETS--100.0%                                                   $40,826,783
                                                                     ===========

(A) Non-income producing security.



             Please see accompanying notes to financial statements.



--------------------------------------------------------------------------------
                                                                              17

--------------------------------------------------------------------------------

                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                                January 31, 2003

                                                       Number of        Market
                                                        Shares           Value
                                                     -----------       ---------
COMMON STOCK

AEROSPACE & DEFENSE--1.1%
  Aerosonic Corp. (A)                                    500          $    7,060
  Alliant Techsystems, Inc. (A)                          225              12,231
  BE Aerospace, Inc. (A)                               1,250               4,262
  Curtiss-Wright Corp.                                   150               8,168
  General Motors Corp., Cl H (A)                       3,750              38,250
  Sequa Corp. (A)                                        200               7,156
  Triumph Group, Inc. (A)                                250               6,300
  United Defense Industries, Inc. (A)                    400               9,500
                                                                      ----------
                                                                          92,927
                                                                      ----------
AGRICULTURAL--0.3%
  Bunge Ltd.                                             900              23,400
                                                                      ----------

AIR TRANSPORTATION--0.4%
  Alaska Air Group, Inc. (A)                             350               6,919
  Continental Airlines, Inc., Cl B (A)                   250               1,550
  EGL, Inc. (A)                                          450               5,891
  JetBlue Airways Corp. (A)                              600              16,980
  Skywest, Inc.                                          200               2,302
                                                                      ----------
                                                                          33,642
                                                                      ----------
APPAREL/TEXTILES--0.9%
  Albany International Corp., Cl A                       550              13,018
  Coach, Inc. (A)                                        400              12,780
  Columbia Sportswear Co. (A)                            400              14,208
  Kellwood Co.                                           350               8,305
  Mohawk Industries, Inc. (A)                            300              15,804
  Polo Ralph Lauren Corp. (A)                            250               5,103
  Russell Corp.                                          600               9,618
                                                                      ----------
                                                                          78,836
                                                                      ----------
AUTOMOTIVE--1.0%
  Coachmen Industries, Inc.                              900              12,672
  Collins & Aikman Corp. (A)                             460               1,826
  Federal Screw Works                                    250              10,485
  Harsco Corp.                                           400              11,472
  SPX Corp. (A)                                          534              19,812
  Strattec Security Corp. (A)                            250              11,780
  Superior Industries International                      300              12,411
  Teleflex, Inc.                                         100               4,113
                                                                      ----------
                                                                          84,571
                                                                      ----------
BANKS--10.3%
  Alabama National Bancorp                               250              10,562
  Associated Bancorp                                     330              11,415
  Astoria Financial Corp.                                400              10,380
  Bancfirst Corp.                                        250              11,297
  Bancorpsouth, Inc.                                     400               7,552
  Bank of Hawaii Corp.                                   400              12,184
  BankAtlantic Bancorp, Inc., Cl A                       950               8,692
  Banknorth Group, Inc.                                  490              11,113
  Bay State Bancorp, Inc.                                600              15,270
  BOK Financial Corp. (A)                                500              16,325
  Capitol Federal Financial                              250               7,937
  Cathay Bancorp, Inc.                                   300              11,283
  City National Corp.                                    300              13,746
  Coastal Financial Corp.                              1,275              17,340
  CoBiz, Inc.                                            525               7,710
  Colonial BancGroup, Inc.                               500               5,920
  Columbia Banking Systems,
  Inc. (A)                                               840              10,962
  Commerce Bancorp, Inc.                                 300              13,167
  Commerce Bancshares, Inc.                              315              12,335
  Commercial Federal Corp.                               450              10,507
  Compass Bancshares, Inc.                               450              14,368
  Corus Bankshares, Inc.                                 250              10,847
  Cullen/Frost Bankers, Inc.                             300               9,321
  East-West Bancorp, Inc.                                450              15,732
  Equitable Bank (A)                                     450              15,043
  F&M Bancorp                                            400              12,152
  First Charter Corp.                                    600              10,728
  First Citizens Bancshares, Inc.,
  Cl A                                                   150              13,650
  First Midwest Bancorp, Inc.                            437              11,519
  First of Long Island Corp.                             300              10,800
  First SecurityFed Financial, Inc.                      550              14,740
  First Virginia Banks, Inc.                             300              12,510
  FirstMerit Corp.                                       350               7,220
  FNB Corp.                                              420              11,537
  Frontier Financial Corp.                               400              10,224
  Fulton Financial Corp.                                 350               6,482
  GBC Bancorp/California                                 400               7,976
  Granite State Bankshares, Inc.                         250              11,002
  Greenpoint Financial Corp.                             450              19,400
  Hancock Holding Co.                                    300              13,752
  HF Financial Corp.                                     750              11,325
  Hibernia Corp., Cl A                                   600              11,190
  Hudson City Bancorp, Inc.                              900              17,262
  Hudson United Bancorp                                  400              12,560
  Independence Community Bank                            200               5,208
  International Bancshares Corp.                         312              11,785
  Investors Financial Services Corp.                     300               8,379
  M&T Bank Corp.                                         350              27,930
  Mercantile Bankshares Corp.                            300              11,295
  Mid-State Bancshares                                   350               5,884
  Nara Bancorp, Inc.                                      50               1,109
  National Commerce Financial Corp.                      750              17,768
  New York Community Bancorp, Inc.                       375              11,070
  Peapack Gladstone Financial Corp.                      400              11,604
  Peoples Bank Bridgeport                                250               6,365
  Peoples Holding Co.                                    300              12,195
  Popular, Inc.                                          600              20,202
  Provident Bankshares Corp.                             450              10,841
  Roslyn Bancorp, Inc.                                   300               5,913
  Sky Financial Group, Inc.                              340               6,970
  Sovereign Bancorp, Inc.                                900              12,258
  Staten Island Bancorp, Inc.                            550              10,109
  Sterling Bancshares, Inc.                              700               8,274
  Suffolk Bancorp                                        400              12,780
  TCF Financial Corp.                                    350              15,260
  Trustmark Corp.                                        250               5,953
  UCBH Holdings, Inc.                                    250              10,725
  UMB Financial Corp.                                    250               9,548
  UnionBanCal Corp.                                      550              22,990


--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                                January 31, 2003

                                                       Number of        Market
                                                        Shares           Value
                                                     -----------       ---------
  United National Bancorp                                450          $   10,899
  Valley National Bancorp                                312               8,081
  Warwick Community Bancorp,
  Inc.                                                   100               2,893
  Washington Federal, Inc.                               500              12,200
  Webster Financial Corp.                                200               7,286
  West Essex Bancorp, Inc.                               300              10,487
  Westamerica Bancorporation                             200               8,164
  Whitney Holding Corp.                                  375              12,334
  Wilmington Trust Corp.                                 300               8,712
  WSFS Financial Corp.                                   600              19,620
                                                                      ----------
                                                                         900,128
                                                                      ----------
BEAUTY PRODUCTS--0.3%
  Chattem, Inc. (A)                                      500               7,585
  DEL Laboratories, Inc. (A)                              55               1,053
  Dial Corp.                                             300               5,610
  Estee Lauder Cos., Inc., Cl A                          500              15,085
                                                                      ----------
                                                                          29,333
                                                                      ----------
BROADCASTING, NEWSPAPERS &
ADVERTISING--4.0%
  4Kids Entertainment, Inc. (A)                          350               7,000
  Adelphia Communications, Cl A (A)                      400                  92
  Allegiance Telecom, Inc. (A)                           350                 164
  Beasley Broadcasting Group, Cl A (A)                   500               5,650
  Cablevision Systems Corp., Cl A (A)                    900              15,669
  Catalina Marketing Corp. (A)                           300               5,850
  Charter Communications, Inc.,
  Cl A (A)                                               500                 574
  COX Communications, Inc., Cl A (A)                   2,300              66,562
  Emmis Communications Corp.,
  Cl A (A)                                               750              16,455
  Entercom Communications Corp. (A)                      150               7,326
  Fox Entertainment Group, Inc.,
  Cl A (A)                                             1,400              38,682
  Getty Images, Inc. (A)                                 200               5,850
  Grey Global Group, Inc.                                 38              24,206
  Hearst-Argyle Television, Inc. (A)                     500              12,190
  Hispanic Broadcasting Corp. (A)                        500              11,100
  Insight Communications (A)                             450               4,995
  Lamar Advertising Co. (A)                              400              13,912
  Mediacom Communications Corp. (A)                      750               6,555
  Radio One, Inc., Cl A (A)                              650              10,062
  Sinclair Broadcast Group, Inc.,
  Cl A (A)                                             1,400              15,848
  Tivo, Inc. (A)                                       1,500               7,755
  USA Interactive (A)                                  1,824              40,146
  Westwood One, Inc. (A)                                 350              13,059
  XM Satellite Radio Holdings, Inc.,
  Cl A (A)                                             4,400              20,196
                                                                      ----------
                                                                         349,898
                                                                      ----------
BUILDING & CONSTRUCTION--1.7%
  ABM Industries, Inc.                                   400               6,084
  Butler Manufacturing Co.                               400               8,000
  Clayton Homes, Inc.                                    300               3,675
  DR Horton, Inc.                                        698              13,332
  Encompass Services Corp. (A)                         1,000                   6
  Florida Rock Industries, Inc.                          300              10,080
  Granite Construction, Inc.                             125               1,900
  Griffon Corp. (A)                                      700               9,464
  Lafarge North America, Inc.                            300               8,916
  Lennar Corp.                                           300              16,158
  Martin Marietta Materials, Inc.                        250               7,300
  MDC Holdings, Inc.                                     250               9,875
  NVR, Inc. (A)                                           50              16,625
  Penn Engineering & Manufacturing
  Corp.                                                  600               6,882
  Ryland Group, Inc.                                     100               3,964
  Standard-Pacific Corp.                                  50               1,262
  Toll Brothers, Inc. (A)                                700              14,084
  Walter Industries, Inc.                                800               8,760
                                                                      ----------
                                                                         146,367
                                                                      ----------
CHEMICALS--0.9%
  Cabot Corp.                                            300               7,578
  Cabot Microelectronics Corp. (A)                       250              10,975
  Crompton Corp.                                         950               5,871
  Cytec Industries, Inc. (A)                             150               4,375
  International Specialty Products,
  Inc. (A)                                             1,150              11,787
  Lubrizol Corp.                                         400              11,892
  Lyondell Chemical Co.                                  600               7,686
  Millennium Chemicals                                   650               6,910
  Scotts Co., Cl A (A)                                   250              12,810
                                                                      ----------
                                                                          79,884
                                                                      ----------
COAL MINING--0.3%
  Arch Coal, Inc.                                        450               7,767
  Massey Energy Co.                                      700               5,670
  Peabody Energy Corp.                                   200               5,110
  Penn Virginia Resource Partners LP                     500              11,500
                                                                      ----------
                                                                          30,047
                                                                      ----------
COMMUNICATIONS EQUIPMENT--1.5%
  Cognitronics Corp. (A)                               1,950               5,021
  Corvis Corp. (A)                                     3,550               2,733
  Digital Lightwave, Inc. (A)                            400                 416
  Dionex Corp. (A)                                       200               6,238
  Echostar Communications Corp.,
  Cl A (A)                                               700              18,165
  Gemstar-TV Guide International,
  Inc. (A)                                             1,350               4,158
  Harman International Industries, Inc.                  200              12,300
  Harris Corp.                                           350              10,920
  Interdigital Communications Corp. (A)                  900              10,908
  InterVoice-Brite, Inc. (A)                             500               1,320
  L-3 Communications Holdings, Inc. (A)                  300              13,431
  Lifeline Systems, Inc. (A)                             450               9,518
  Netro Corp. (A)                                        200                 528
  Openwave Systems, Inc. (A)                           2,941               3,617
  Polycom, Inc. (A)                                    1,150              12,972
  Powerwave Technologies, Inc. (A)                       250               1,030
  Rogers Corp. (A)                                       300               7,560
  Somera Communications, Inc. (A)                      1,150               1,599


--------------------------------------------------------------------------------
                                                                              19

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                                January 31, 2003

                                                       Number of        Market
                                                        Shares           Value
                                                     -----------       ---------
  Sonus Networks, Inc. (A)                               350          $      410
  Tekelec (A)                                            550               4,697
                                                                      ----------
                                                                         127,541
                                                                      ----------
COMPUTERS & SERVICES--4.2%
  3Com Corp. (A)                                         950               4,018
  Adaptec, Inc. (A)                                      900               5,328
  Aether Systems, Inc. (A)                               150                 511
  Affiliated Computer Services, Inc.,
  Cl A (A)                                               650              35,243
  Amazon.com, Inc. (A)                                 1,650              36,052
  America Online Latin America,
  Inc., Cl A (A)                                       1,150                 655
  Black Box Corp.                                        200               8,212
  Blue Coat Systems, Inc. (A)                             20                 112
  CACI International, Inc., Cl A (A)                     300              11,274
  Cadence Design Systems, Inc. (A)                       750               7,440
  CDW Computer Centers, Inc. (A)                         250              11,022
  Ceridian Corp. (A)                                     600               8,604
  Checkfree Corp. (A)                                    350               6,730
  CMGI, Inc. (A)                                         400                 356
  CNET Networks, Inc. (A)                                600               1,518
  Cognex Corp. (A)                                       350               7,444
  Cognizant Technology Solutions
  Corp. (A)                                              200              12,058
  Diebold, Inc.                                          300              10,503
  DoubleClick, Inc. (A)                                  400               2,524
  Drexler Technology Corp. (A)                           650               9,569
  Drugstore.com (A)                                    4,350              10,135
  Electronics for Imaging (A)                            900              15,660
  Expedia, Inc., Cl A (A)                                200              12,000
  Extreme Networks, Inc. (A)                           1,150               4,703
  Factset Research Systems, Inc.                         350               9,517
  Handspring, Inc. (A)                                   900                 765
  Homestore, Inc. (A)                                    300                 237
  I-many, Inc. (A)                                       600                 708
  Infospace, Inc. (A)                                    215               2,365
  Inktomi Corp. (A)                                      150                 245
  Interland, Inc. (A)                                  1,150               1,173
  Internap Network Services (A)                          500                 235
  Jack Henry & Associates                                350               4,326
  Macromedia, Inc. (A)                                   200               2,930
  McData Corp., Cl A (A)                                 350               2,762
  Mentor Graphics Corp. (A)                              200               1,844
  Nuance Communications, Inc. (A)                        150                 383
  NYFIX, Inc. (A)                                        850               3,885
  Overture Services, Inc. (A)                            300               6,969
  Priceline.com, Inc. (A)                                550                 715
  Quantum Corp. (A)                                    1,250               4,338
  Redback Networks (A)                                   200                 121
  RSA Security, Inc. (A)                                 500               2,755
  Safenet, Inc. (A)                                      500              11,755
  Sandisk Corp. (A)                                      200               3,050
  Scansource, Inc. (A)                                   400               8,004
  Storage Technology Corp. (A)                           500              11,050
  Synopsys, Inc. (A)                                     250               9,668
  VeriSign, Inc. (A)                                     800               6,600
  Verticalnet, Inc. (A)                                   30                  28
  WebMD Corp. (A)                                      1,800              16,956
  Websense, Inc. (A)                                     350               5,499
  Western Digital Corp. (A)                            2,000              15,900
  Zebra Technologies Corp., Cl A (A)                     200              11,172
                                                                      ----------
                                                                         367,626
                                                                      ----------
CONSUMER SERVICES--1.0%
  Ablest, Inc. (A)                                     2,250              13,050
  AMN Healthcare Services, Inc. (A)                      400               6,520
  Korn/Ferry International (A)                           700               4,200
  Manpower, Inc.                                         350              12,138
  On Assignment, Inc. (A)                                550               3,300
  Regis Corp.                                            400              10,776
  Russ Berrie & Co., Inc.                                350              11,175
  Service Corp. International (A)                        950               3,144
  Weight Watchers International,
  Inc. (A)                                               550              22,853
                                                                      ----------
                                                                          87,156
                                                                      ----------
CONTAINERS & PACKAGING--0.3%
  Longview Fibre Co. (A)                                 500               3,325
  Owens-Illinois, Inc. (A)                             1,400              15,358
  Sonoco Products Co.                                    250               5,245
                                                                      ----------
                                                                          23,928
                                                                      ----------
DATA PROCESSING--1.0%
  Acxiom Corp. (A)                                       800              11,880
  Certegy, Inc. (A)                                      400              10,232
  Choicepoint, Inc. (A)                                  333              11,988
  CSG Systems International (A)                          200               2,080
  Dun & Bradstreet Corp. (A)                             350              12,372
  Fair Isaac & Co., Inc.                                 330              16,417
  Probusiness Services, Inc. (A)                         400               6,228
  Total System Services, Inc.                          1,050              15,488
                                                                      ----------
                                                                          86,685
                                                                      ----------
ELECTRICAL SERVICES--2.9%
  Allete, Inc.                                           300               6,147
  Alliant Energy Corp.                                   350               5,666
  Aquila, Inc.                                           515                 948
  AVX Corp.                                              550               4,840
  Black Hills Corp.                                      750              18,165
  CH Energy Group, Inc.                                  150               6,477
  Chemed Corp.                                           300              10,020
  Cleco Corp.                                            500               6,750
  DPL, Inc.                                              300               4,290
  DQE, Inc.                                              500               6,900
  Energy East Corp.                                      500               9,860
  GrafTech International Ltd. (A)                        750               2,887
  Great Plains Energy, Inc.                              800              17,960
  Hawaiian Electric Industries                           300              12,372
  Hubbell, Inc., Cl B                                    350              11,042
  Kemet Corp. (A)                                        550               4,180
  MDU Resources Group, Inc.                              400              10,732
  Newpower Holdings, Inc. (A)                          1,050                 199
  Northeast Utilities                                    750              10,762
  NSTAR                                                  250              10,500
  OGE Energy Corp.                                       400               6,836
  Pepco Holdings, Inc.                                   629              11,794



--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------

                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                                January 31, 2003

                                                       Number of        Market
                                                        Shares           Value
                                                     -----------       ---------
  PNM Resources, Inc.                                    350          $    7,389
  Puget Energy, Inc.                                     700              13,860
  Scana Corp.                                            400              12,280
  Sierra Pacific Resources (A)                           300               1,392
  Touch America Holdings, Inc. (A)                       450                 167
  Unitil Corp.                                           400               9,764
  Vicor Corp. (A)                                        400               2,732
  Vishay Intertechnology, Inc. (A)                       400               4,132
  Westar Energy, Inc.                                    800               8,928
  Wisconsin Energy Corp.                                 450              10,913
                                                                      ----------
                                                                         250,884
                                                                      ----------
ELECTRICAL TECHNOLOGY--0.5%
  C&D Technologies, Inc.                                 300               5,205
  Capstone Turbine Corp. (A)                             200                 176
  Electro Scientific Industries, Inc. (A)                600              10,842
  Energizer Holdings, Inc. (A)                           400               9,760
  FuelCell Energy, Inc. (A)                              650               3,763
  Lincoln Electric Holdings, Inc.                        250               5,555
  Wilson Greatbatch Technologies,
  Inc. (A)                                               350               8,918
                                                                      ----------
                                                                          44,219
                                                                      ----------
ENTERTAINMENT--2.2%
  Argosy Gaming Co. (A)                                  300               5,205
  Cedar Fair LP                                          450              10,260
  Churchill Downs, Inc.                                  300              10,710
  Dover Downs Gaming &
  Entertainment, Inc.                                    490               4,415
  Dover Motorsports, Inc.                                700               3,101
  International Speedway, Inc., Cl A                     250               9,332
  Liberty Media Corp., Cl A (A)                        9,600              95,712
  Macrovision Corp. (A)                                  150               1,819
  Metro-Goldwyn-Mayer, Inc. (A)                        1,300              13,390
  Park Place Entertainment Corp. (A)                   1,050               7,928
  Royal Caribbean Cruises Ltd.                           600               9,582
  Shuffle Master, Inc. (A)                               600              11,286
  Speedway Motorsports, Inc.                             450              10,409
                                                                      ----------
                                                                         193,149
                                                                      ----------
ENVIRONMENTAL SERVICES--0.5%
  Casella Waste Systems, Inc., Cl A (A)                1,950              17,355
  Eden Bioscience Corp. (A)                               50                  73
  IMC Global, Inc.                                     1,050              10,258
  Republic Services, Inc. (A)                            500              10,240
  Stericycle, Inc. (A)                                   200               6,778
                                                                      ----------
                                                                          44,704
                                                                      ----------
FINANCIAL SERVICES--2.9%
  Actrade Financial Technologies
  Ltd. (A)                                               350                 140
  Affiliated Managers Group (A)                          400              18,576
  AG Edwards, Inc.                                       300               8,571
  Alliance Capital Management
  Holding LP                                             250               7,462
  Allied Capital Corp.                                   400               8,796
  AmeriCredit Corp. (A)                                  200                 628
  Ameritrade Holding Corp., Cl A (A)                   1,600               8,352
  Blackrock, Inc. (A)                                    250              10,562
  Charter Municipal Mortgage
  Acceptance Co.                                         650              11,212
  Chicago Mercantile Exchange                            100               4,250
  CITGroup, Inc. (A)                                     700              13,930
  Doral Financial Corp.                                  600              17,910
  E*Trade Group, Inc. (A)                              3,200              14,400
  Eaton Vance Corp.                                      300               8,328
  Federal Agricultural Mortgage
  Corp., Cl A (A)                                        400               7,560
  Federated Investors, Inc., Cl B                        450              11,498
  Five Star Quality Care, Inc. (A)                        11                  15
  Interactive Data Corp. (A)                             600               7,956
  Investment Technology Group,
  Inc. (A)                                               200               3,402
  Jefferies Group, Inc.                                  250               9,788
  John Nuveen Co., Cl A (A)                              400               9,340
  Knight Trading Group, Inc. (A)                         500               2,560
  LaBranche & Co., Inc. (A)                              250               5,945
  Legg Mason, Inc.                                       300              15,012
  NCO Portfolio Management, Inc. (A)                   1,600              10,272
  Neuberger Berman, Inc.                                 325               9,513
  Raymond James Financial, Inc.                          200               5,100
  SEI Investments Co.                                    400              10,208
  Student Loan Corp.                                     100               9,578
  Waddell & Reed Financial, Inc., Cl A                   300               5,487
                                                                      ----------
                                                                         256,351
                                                                      ----------
FOOD, BEVERAGE & TOBACCO--2.4%
  Constellation Brands, Inc., Cl A (A)                   200               5,014
  Dean Foods Co. (A)                                     400              15,528
  Del Monte Foods Co. (A)                                850               7,114
  Dole Food Co.                                          360              11,743
  Dreyer's Grand Ice Cream, Inc.                         300              21,300
  Farmer Bros. Co.                                        50              15,500
  Hormel Foods Corp.                                     400               9,004
  JM Smucker Co.                                         400              16,000
  Kraft Foods, Inc., Cl A                              1,100              35,035
  Lancaster Colony Corp.                                 200               7,846
  McCormick & Co., Inc.                                  500              11,200
  National Beverage Corp. (A)                            800              12,200
  PepsiAmericas, Inc.                                  1,200              15,420
  Smithfield Foods, Inc. (A)                             400               7,232
  Tootsie Roll Industries                                115               3,255
  Tyson Foods, Inc., Cl A                              1,652              17,032
                                                                      ----------
                                                                         210,423
                                                                      ----------
GAS/NATURAL GAS--1.1%
  AGL Resources, Inc.                                    500              11,425
  National Fuel Gas Co.                                  530              10,907
  Piedmont Natural Gas Co.                               300              10,425
  Plains All American Pipeline LP                        300               7,749
  Questar Corp.                                          400              11,000
  Southern Union Co. (A)                                 551               7,934
  TEPPCO Partners LP                                     200               5,856
  UGI Corp.                                              250              10,458
  Vectren Corp.                                          400               8,380
  Western Gas Resources, Inc.                            350              11,977
                                                                      ----------
                                                                          96,111
                                                                      ----------
GLASS PRODUCTS--0.1%
  Gentex Corp. (A)                                       350              10,308
                                                                      ----------


--------------------------------------------------------------------------------
                                                                              21

--------------------------------------------------------------------------------

                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                                January 31, 2003

                                                       Number of        Market
                                                        Shares           Value
                                                     -----------       ---------
HOTELS & LODGING--0.6%
  Boca Resorts, Inc., Cl A (A)                           750          $    7,755
  Extended Stay America, Inc. (A)                        350               4,113
  Hotels.com, Cl A (A)                                   250              10,045
  Mandalay Resort Group (A)                              500              12,845
  MGM Mirage (A)                                         500              13,100
  Vail Resorts, Inc. (A)                                 500               6,985
                                                                      ----------
                                                                          54,843
                                                                      ----------
HOUSEHOLD PRODUCTS--0.5%
  Acorn Products, Inc. (A)                               650               2,099
  Acuity Brands, Inc.                                    750               9,938
  Helen of Troy Ltd. (A)                                 950              12,274
  RPM International, Inc.                                700               7,651
  Valspar Corp.                                          350              14,875
                                                                      ----------
                                                                          46,837
                                                                      ----------
INSURANCE--10.7%
  21st Century Insurance Group                           350               4,256
  Allmerica Financial Corp. (A)                           50                 659
  American Financial Group, Inc.                         700              15,001
  American National Insurance                            100               8,525
  Arthur J. Gallagher & Co.                              150               3,787
  Berkshire Hathaway, Inc., Cl A (A)                       7             473,200
  Brown & Brown, Inc.                                    500              14,890
  Ceres Group, Inc. (A)                                2,000               3,400
  Clark/Bardes, Inc. (A)                                 550               9,905
  CNA Financial Corp. (A)                                750              18,225
  Commerce Group, Inc.                                   350              12,145
  Crawford & Co., Cl B                                   750               3,855
  Delphi Financial Group, Cl A                           300              11,175
  Erie Indemnity Co., Cl A                               300              10,305
  Fidelity National Financial, Inc.                      370              12,476
  First American Corp.                                   600              13,662
  First Health Group Corp. (A)                           400               9,392
  HCC Insurance Holdings, Inc.                           250               6,025
  Health Net, Inc. (A)                                   600              16,164
  Horace Mann Educators Corp.                            300               4,308
  Kansas City Life Insurance Co.                         300              11,406
  Leucadia National Corp.                                400              13,996
  Markel Corp. (A)                                        30               6,102
  Mercury General Corp.                                  250               9,078
  Mid-Atlantic Medical Services (A)                      500              17,210
  National Western Life Insurance,
  Cl A (A)                                               150              15,024
  Nationwide Financial Services, Cl A                    400              11,020
  Odyssey Re Holdings Corp.                              600              10,218
  Old Republic International Corp.                       300               8,142
  Oxford Health Plans (A)                                400              14,092
  Philadelphia Consolidated
  Holding Co. (A)                                        300               9,999
  PMI Group, Inc.                                        300               8,625
  Presidential Life Corp.                                500               4,560
  Protective Life Corp.                                  300               8,139
  Radian Group, Inc.                                     300              11,070
  Reinsurance Group of America                           100               2,873
  RLI Corp.                                              500              13,810
  Stancorp Financial Group, Inc.                         400              19,968
  Transatlantic Holdings, Inc.                           225              14,963
  Triad Guaranty, Inc. (A)                               250               8,740
  United Fire & Casualty Co.                             450              13,649
  Unitrin, Inc.                                          300               7,800
  Wesco Financial Corp.                                   50              15,000
  White Mountains Insurance
  Group Ltd.                                              50              15,875
  WR Berkley Corp.                                       375              14,700
                                                                      ----------
                                                                         937,414
                                                                      ----------
LEASING & RENTING--0.2%
  Rent-A-Center, Inc. (A)                                200              10,550
  Rent-Way, Inc. (A)                                   1,600               5,808
  United Rentals, Inc. (A)                               350               3,616
                                                                      ----------
                                                                          19,974
                                                                      ----------
LEISURE PRODUCTS--0.1%
  Nautilus Group, Inc. (A)                               500               6,530
                                                                      ----------

MACHINERY--2.3%
  A.O. Smith Corp.                                       550              14,294
  AGCO Corp. (A)                                         350               6,265
  Allied Devices Corp. (A)                             3,800                 494
  Aptargroup, Inc.                                       350              10,038
  Astec Industries, Inc. (A)                             600               5,460
  CARBO Ceramics, Inc.                                   250               7,987
  Cooper Cameron Corp. (A)                               200               9,694
  Donaldson Co., Inc.                                    100               3,395
  Engineered Support Systems, Inc.                       375              13,875
  Franklin Electric Co., Inc.                            250              12,407
  Grant Prideco, Inc. (A)                              1,000              10,650
  Hydril Co. (A)                                         450              10,804
  Kennametal, Inc.                                       300               9,498
  Lam Research Corp. (A)                                 450               5,261
  National-Oilwell, Inc. (A)                             450               9,194
  Pentair, Inc.                                          250               9,183
  Rayovac Corp. (A)                                      500               6,900
  Regal Beloit Corp.                                     400               7,680
  Smith International, Inc. (A)                          500              15,920
  Tower Automotive, Inc. (A)                             800               2,792
  Tractor Supply Co. (A)                                 400              14,764
  Trinity Industries, Inc.                               400               6,956
  Woodward Governor Co.                                  200               7,394
                                                                      ----------
                                                                         200,905
                                                                      ----------
MARINE TRANSPORTATION--0.1%
  Alexander & Baldwin, Inc.                              450              11,678
                                                                      ----------

MEASURING DEVICES--1.3%
  Analogic Corp.                                         250              13,190
  Badger Meter, Inc.                                     400              12,800
  Credence Systems Corp. (A)                             550               4,306
  Fisher Scientific International (A)                    300               8,670
  Flir Systems, Inc. (A)                                 300              14,001
  Input/Output, Inc. (A)                                 900               3,573
  Inverness Medical Innovations, Inc. (A)                 60                 974


--------------------------------------------------------------------------------
22

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                                January 31, 2003

                                                       Number of        Market
                                                        Shares           Value
                                                     -----------       ---------
  Itron, Inc. (A)                                        500          $    7,975
  Microchip Technology, Inc.                             962              21,251
  Mine Safety Appliances Co.                             300               9,825
  MKS Instruments, Inc. (A)                              300               4,062
  Newport Corp. (A)                                      100               1,163
  Rudolph Technologies, Inc. (A)                         300               4,548
  Varian, Inc. (A)                                       300               8,745
                                                                      ----------
                                                                         115,083
                                                                      ----------
MEDICAL PRODUCTS & SERVICES--6.0%
  AdvancePCS (A)                                         400              11,624
  Affymetrix, Inc. (A)                                   250               6,785
  Apogent Technologies, Inc. (A)                         650              11,128
  Arrow International, Inc.                              300              12,366
  Beckman Coulter, Inc.                                  250               8,052
  Bio-Rad Laboratories, Inc. (A)                         250               8,850
  Biosite, Inc. (A)                                      300              10,725
  Caremark Rx, Inc. (A)                                  900              17,640
  Celera Genomics Group -
  Applera Corp. (A)                                      200               1,856
  Community Health Systems, Inc. (A)                     350               6,657
  Cooper, Inc.                                           500              12,805
  Corvel Corp. (A)                                       350              11,693
  Covance, Inc. (A)                                      500              13,490
  Coventry Health Care, Inc. (A)                         600              16,650
  Cryolife, Inc. (A)                                      50                 242
  Cytyc Corp. (A)                                        450               5,220
  DaVita, Inc. (A)                                       450              10,845
  Dentsply International, Inc.                           450              15,111
  Edwards Lifesciences Corp. (A)                         400              10,204
  Enzon, Inc. (A)                                        350               6,121
  Excel Technology, Inc. (A)                             550               9,905
  Express Scripts, Inc., Cl A (A)                        350              19,443
  Gentiva Health Services, Inc. (A)                      400               3,740
  Haemonetics Corp. (A)                                  200               4,352
  Henry Schein, Inc. (A)                                 350              14,186
  Hillenbrand Industries, Inc.                           300              15,345
  Human Genome Sciences, Inc. (A)                        200               1,408
  ICOS Corp. (A)                                         200               4,910
  Impath, Inc. (A)                                       300               6,015
  Invacare Corp.                                         300               9,102
  Kindred Heatlhcare, Inc. (A)                           250               4,245
  Laboratory Corp. of America Holdings (A)               550              14,713
  LifePoint Hospitals, Inc. (A)                          350               8,995
  Lincare Holdings, Inc. (A)                             400              11,416
  Maxim Pharmaceuticals, Inc. (A)                        300                 897
  Maxygen (A)                                            600               4,380
  Mentor Corp.                                           600              10,638
  Millennium Pharmaceuticals (A)                       1,243               9,198
  NU Skin Enterprises, Inc., Cl A                      1,400              17,164
  Odyssey HealthCare, Inc. (A)                           350              12,040
  Omnicare, Inc.                                         450              11,624
  Patterson Dental Co. (A)                               300              12,354
  Pediatrix Medical Group, Inc. (A)                      300              11,025
  PolyMedica Corp.                                       450              13,239
  Regeneration Technologies, Inc. (A)                    200               1,940
  Regeneron Pharmaceutical (A)                           400               7,492
  Renal Care Group, Inc. (A)                             400              11,560
  Resmed, Inc. (A)                                       300               9,945
  Respironics, Inc. (A)                                  350              10,833
  Steris Corp. (A)                                       100               2,345
  Techne Corp. (A)                                       350               7,987
  Transkaryotic Therapies, Inc. (A)                      500               2,450
  Triad Hospitals, Inc. (A)                              287               7,979
  Universal Health Services, Cl B (A)                    150               6,987
  Varian Medical Systems, Inc. (A)                       300              15,678
  Zoll Medical Corp. (A)                                 350              13,979
                                                                      ----------
                                                                         527,573
                                                                      ----------
METALS & MINING--0.6%
  Glamis Gold Ltd. (A)                                   500               6,075
  Mueller Industries, Inc. (A)                           500              12,725
  Precision Castparts Corp.                              300               7,599
  Royal Gold, Inc.                                       800              21,832
  Stillwater Mining Co. (A)                              400               1,712
                                                                      ----------
                                                                          49,943
                                                                      ----------
MISCELLANEOUS BUSINESS
SERVICES--0.8%
  Advo, Inc. (A)                                         300               9,567
  BearingPoint, Inc. (A)                                 700               5,523
  Gtech Holdings Corp. (A)                               600              16,320
  Iron Mountain, Inc. (A)                                375              11,891
  Pittston Brink's Group                                 500               7,800
  Rollins, Inc.                                          550              16,110
  Viad Corp.                                             200               4,300
                                                                      ----------
                                                                          71,511
                                                                      ----------
OFFICE FURNITURE & FIXTURES--0.4%
  Herman Miller, Inc.                                    450               8,051
  HON Industries, Inc.                                   500              12,960
  Interface, Inc., Cl A                                1,400               3,850
  Lear Corp. (A)                                         350              14,105
                                                                      ----------
                                                                          38,966
                                                                      ----------
PAPER & PAPER PRODUCTS--0.7%
  Bowater, Inc.                                          300              12,195
  Glatfelter                                             800              10,000
  Packaging Corp. of America (A)                         800              13,416
  Smurfit-Stone Container Corp. (A)                      950              13,414
  Wausau-Mosinee Paper Corp.                             900               8,910
                                                                      ----------
                                                                          57,935
                                                                      ----------
PETROLEUM & FUEL PRODUCTS--4.6%
  Atwood Oceanics, Inc. (A)                              250               6,925
  Buckeye Partners LP                                    300              11,415
  Callon Petroleum Co. (A)                             1,050               4,105
  Chesapeake Energy Corp.                                800               6,480
  Cimarex Energy Co. (A)                                 106               1,980
  Diamond Offshore Drilling                              350               7,462
  Ensco International, Inc.                              400              10,776
  Enterprise Products Partners LP                        600              11,400
  Equitable Resources, Inc.                              500              18,590
  Evergreen Resources, Inc. (A)                          350              15,144
  Forest Oil Corp. (A)                                   450              10,800
  Global Industries Ltd. (A)                             200                 740
  GlobalSantaFe Corp.                                    732              15,906
  Helmerich & Payne, Inc.                                200               4,998
  Holly Corp.                                            600              12,510
  Murphy Oil Corp.                                       300              12,660


--------------------------------------------------------------------------------
                                                                              23

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                                January 31, 2003

                                                       Number of        Market
                                                        Shares           Value
                                                     -----------       ---------
  Newfield Exploration Co. (A)                           400          $   13,228
  Noble Energy, Inc.                                     500              17,850
  Ocean Energy, Inc.                                     500               9,365
  Oceaneering International, Inc. (A)                    400               9,260
  Patina Oil & Gas Corp.                                 500              16,125
  Patterson-UTI Energy, Inc. (A)                         500              15,255
  Penn Virginia Corp.                                    300              10,425
  Pioneer Natural Resources Co. (A)                      800              19,424
  Pogo Producing Co.                                     400              14,200
  Pride International, Inc. (A)                          600               8,400
  Seacor Smit, Inc. (A)                                  250               9,933
  Spinnaker Exploration Co. (A)                          250               4,968
  St. Mary Land & Exploration Co.                        500              12,360
  Tesoro Petroleum Corp. (A)                             800               3,280
  Tetra Technologies, Inc. (A)                           450               9,009
  Tidewater, Inc.                                        250               7,275
  Valero Energy Corp.                                    300              10,317
  Varco International, Inc. (A)                          600              10,146
  Vintage Petroleum, Inc.                                700               7,581
  Weatherford International Ltd. (A)                     650              24,154
  XTO Energy, Inc.                                       550              13,387
                                                                      ----------
                                                                         397,833
                                                                      ----------
PHARMACEUTICALS--3.5%
  aaiPharma, Inc. (A)                                    350               6,279
  Abgenix, Inc. (A)                                      250               1,382
  Accredo Health, Inc. (A)                               115               4,314
  Alkermes, Inc. (A)                                     400               3,072
  Alpharma, Inc., Cl A                                   700              11,571
  Andrx Group (A)                                        200               2,872
  Avant Immunotherapeutics, Inc. (A)                   1,900               2,223
  Barr Laboratories, Inc. (A)                            150              11,857
  Celgene Corp. (A)                                      250               5,597
  Cephalon, Inc. (A)                                     200               9,306
  Charles River Laboratories
  International, Inc. (A)                                100               2,978
  CuraGen Corp. (A)                                      100                 408
  Cytogen Corp. (A)                                      175                 474
  Diagnostic Products Corp.                              250               8,757
  Digene Corp. (A)                                       300               3,438
  Genentech, Inc. (A)                                    900              33,066
  GenStar Therapeutics Corp. (A)                       1,350                 473
  Gilead Sciences, Inc. (A)                              700              24,430
  ICN Pharmaceuticals, Inc.                              300               3,348
  Idec Pharmaceuticals Corp. (A)                         650              20,859
  ImClone Systems (A)                                    250               2,315
  Immunogen, Inc. (A)                                    700               2,093
  Invitrogen Corp. (A)                                   112               3,300
  IVAX Corp. (A)                                         925              10,776
  Ligand Pharmaceuticals, Inc., Cl B (A)                 100                 466
  Medarex, Inc. (A)                                      300               1,032
  Medicis Pharmaceutical, Cl A (A)                       200              10,330
  Mylan Laboratories                                     900              24,048
  NPS Pharmaceuticals, Inc. (A)                          300               6,684
  Orasure Technologies, Inc. (A)                       2,500              19,625
  Perrigo Co. (A)                                        650               8,171
  Pharmaceutical Resources, Inc. (A)                     350              11,354
  Priority Healthcare Corp., Cl B (A)                    450              10,467
  Protein Design Labs, Inc. (A)                          200               1,696
  Scios, Inc. (A)                                        600              19,680
  Sepracor, Inc. (A)                                     150               1,691
  SICOR, Inc. (A)                                        450               6,705
  United Therapeutics Corp. (A)                          300               4,632
  Vertex Pharmaceuticals, Inc. (A)                       355               4,913
                                                                      ----------
                                                                         306,682
                                                                      ----------
PRINTING & PUBLISHING--1.7%
  Banta Corp.                                            300               8,991
  BeloCorp., Cl A                                        450               9,630
  Courier Corp.                                          350              15,774
  E.W. Scripps Co., Cl A                                 300              24,594
  Harte-Hanks, Inc.                                      300               5,514
  Hollinger International, Inc.                        1,000               9,720
  Lee Enterprises, Inc.                                  200               6,812
  Mail-Well, Inc. (A)                                  2,200               4,466
  McClatchy Co., Cl A                                    150               8,452
  Media General, Inc.                                    100               5,450
  Readers Digest Association, Cl A                       300               3,864
  Reynolds & Reynolds Co., Cl A                          300               7,464
  Scholastic Corp. (A)                                   250               8,905
  Valassis Communications, Inc. (A)                      500              11,630
  Washington Post, Cl B                                   25              18,363
                                                                      ----------
                                                                         149,629
                                                                      ----------
PROFESSIONAL SERVICES--1.4%
  Career Education Corp. (A)                             400              18,760
  Corinthian Colleges, Inc. (A)                          500              18,225
  DeVry, Inc. (A)                                        300               5,070
  Edison Schools, Inc. (A)                               450                 621
  Education Management Corp. (A)                         300              10,940
  FTI Consulting, Inc. (A)                               250              10,288
  Jacobs Engineering Group, Inc. (A)                     500              18,610
  Learning Tree International (A)                        250               3,535
  Pre-Paid Legal Services, Inc. (A)                      400               7,192
  ServiceMaster Co.                                    1,500              15,615
  Strayer Education, Inc.                                200              11,236
                                                                      ----------
                                                                         120,092
                                                                      ----------
RAILROADS--0.1%
  Florida East Coast Industries, Cl A                    350               8,400
                                                                      ----------

REAL ESTATE--0.6%
  Avatar Holdings, Inc. (A)                              450              10,179
  Catellus Development Corp. (A)                         600              11,862
  Forest City Enterprises, Inc., Cl A                    150               4,973
  Jones Lang LaSalle, Inc. (A)                           600               8,298
  St. Joe Co.                                            500              14,270
                                                                      ----------
                                                                          49,582
                                                                      ----------
REAL ESTATE INVESTMENT
TRUSTS--6.4%
  Alexander's, Inc. (A)                                  200              12,972
  Alexandria Real Estate Equities, Inc.                  250              10,337
  AMB Property Corp.                                     400              11,060
  Annaly Mortgage Management, Inc.                       600              10,950
  Apartment Investment &
  Management Co., Cl A                                   400              14,540
  Archstone-Smith Trust                                  800              17,760
  Arden Realty, Inc.                                     300               6,318


--------------------------------------------------------------------------------
24

--------------------------------------------------------------------------------

                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                                January 31, 2003

                                                       Number of        Market
                                                        Shares           Value
                                                     -----------       ---------
  AvalonBay Communities, Inc.                            350          $   12,880
  Boston Properties, Inc.                                400              14,360
  BRE Properties, Cl A                                   200               6,050
  Burnham Pacific Properties, Inc.                     2,050               1,660
  Capital Automotive                                     450              10,489
  Centerpoint Properties Corp.                           250              13,812
  Chelsea Property Group, Inc.                           400              13,612
  Cousins Properties, Inc.                               200               4,830
  Crescent Real Estate Equities Co.                      450               6,745
  Developers Diversified Realty Corp.                    154               3,453
  Duke Realty Corp.                                      500              12,525
  Essex Property Trust, Inc.                             200              10,096
  FelCor Lodging Trust, Inc.                             500               5,225
  First Industrial Realty Trust                          350               9,503
  General Growth Properties, Inc.                        400              19,800
  Great Lakes REIT, Inc.                                 550               8,883
  Health Care Property Investors, Inc.                   100               3,684
  Healthcare Realty Trust, Inc.                          400              11,252
  Hospitality Properties Trust                           250               8,100
  Host Marriott Corp. (A)                              1,650              13,448
  HRPT Properties Trust                                1,150               9,649
  iStar Financial, Inc.                                  400              11,196
  Kimco Realty Corp.                                     375              11,775
  Kramont Realty Trust                                   450               6,705
  Liberty Property Trust                                 300               8,997
  Macerich Co.                                           600              17,820
  Mack-Cali Realty Corp.                                 190               5,415
  Mills Corp.                                            450              12,600
  New Plan Excel Realty Trust                            300               5,607
  Pan Pacific Retail Properties, Inc.                    200               7,320
  Parkway Properties, Inc.                               350              11,935
  Pennsylvania Real Estate
  Investment Trust                                       450              11,565
  Prologis Trust                                         792              19,681
  PS Business Parks, Inc.                                200               6,270
  Public Storage, Inc.                                   500              15,475
  Reckson Associates Realty                              450               9,180
  Regency Centers Corp.                                  250               7,920
  Rouse Co.                                              200               6,346
  Shelbourne Properties I, Inc.                          200              12,000
  Shelbourne Properties II, Inc.                         200              12,700
  Shelbourne Properties III, Inc.                        250              12,000
  Shurgard Storage Centers, Inc.                         350              10,465
  Trizec Properties, Inc.                                350               3,189
  United Dominion Realty Trust, Inc.                   1,000              15,990
  Vornado Realty Trust                                   300              10,350
  Weingarten Realty Investors                            400              14,560
  Winston Hotels, Inc.                                 1,000               7,800
                                                                      ----------
                                                                         558,854
                                                                      ----------
RETAIL--5.6%
  7-Eleven, Inc. (A)                                   1,150               9,211
  99 Cents Only Stores (A)                               600              15,516
  Abercrombie & Fitch Co., Cl A (A)                      300               8,352
  Advance Auto Parts (A)                                 200               8,730
  American Eagle Outfitters (A)                          300               4,923
  Applebees International, Inc.                          300               7,800
  Arden Group, Inc. (A)                                  200              11,404
  Autonation, Inc. (A)                                   950              11,305
  Barnes & Noble, Inc. (A)                               300               5,220
  BJ's Wholesale Club, Inc. (A)                          200               3,080
  Bob Evans Farms                                        300               6,804
  Brinker International, Inc. (A)                        400              11,900
  Brown Shoe Co., Inc                                    550              14,421
  Carmax, Inc. (A)                                       400               6,488
  CBRL Group, Inc.                                       200               6,380
  CEC Entertainment, Inc. (A)                            250               7,072
  Cheesecake Factory (A)                                 330              10,494
  Chico's Fas, Inc. (A)                                  800              14,568
  Claire's Stores, Inc.                                  700              16,394
  Cost Plus, Inc. (A)                                    400               9,440
  CSK Auto Corp. (A)                                     250               2,485
  Dollar Tree Stores, Inc. (A)                           350               7,686
  Foot Locker, Inc.                                      600               6,060
  Haverty Furniture                                      700               8,680
  HOT Topic, Inc. (A)                                    500              11,850
  Insight Enterprises, Inc. (A)                          450               3,600
  Jack in the Box, Inc. (A)                              400               6,440
  K-Swiss, Inc., Cl A                                    500              12,700
  Krispy Kreme Doughnuts, Inc. (A)                       180               5,474
  Linens 'N Things, Inc. (A)                             400               9,324
  Longs Drug Stores Corp.                                450               9,598
  Men's Wearhouse, Inc. (A)                              500               7,005
  Michaels Stores, Inc. (A)                              200               6,750
  Mothers Work, Inc. (A)                                 250               7,888
  O'Reilly Automotive, Inc. (A)                          300               7,329
  Outback Steakhouse, Inc.                               300               9,795
  Papa John's International, Inc. (A)                    450              11,354
  Petsmart, Inc. (A)                                   1,200              18,000
  Pier 1 Imports, Inc.                                   900              15,255
  Rite Aid Corp. (A)                                   1,200               3,228
  Ross Stores, Inc.                                      300              11,703
  Ruby Tuesday, Inc.                                     600              11,340
  Saks, Inc. (A)                                       1,500              13,290
  Sonic Corp. (A)                                        337               7,663
  Stride Rite Corp.                                    1,250              10,088
  Talbots, Inc.                                          150               3,899
  Trans World Entertainment (A)                        3,400              10,846
  Triarc Cos. (A)                                        400              10,208
  Ultimate Electronics, Inc. (A)                         400               3,624
  Whole Foods Market, Inc. (A)                           200              10,164
  Williams-Sonoma, Inc. (A)                              600              14,202
  Yankee Candle Co., Inc. (A)                            500               8,115
  Zale Corp. (A)                                         350              10,675
                                                                      ----------
                                                                         485,820
                                                                      ----------
RUBBER & PLASTIC--0.1%
  Trex Co., Inc. (A)                                     400              12,800
                                                                      ----------

SEMI-CONDUCTORS/INSTRUMENTS--2.2%
  Agere Systems, Inc., Cl A (A)                       12,000              21,240
  Amkor Technology, Inc. (A)                             450               2,200
  Amphenol Corp., Cl A (A)                               250              10,187
  Atmel Corp. (A)                                        850               1,742
  Avanex Corp. (A)                                       250                 235
  Benchmark Electronics, Inc. (A)                        400              13,000


--------------------------------------------------------------------------------
                                                                              25

--------------------------------------------------------------------------------

                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                                January 31, 2003

                                                       Number of        Market
                                                        Shares           Value
                                                     -----------       ---------
  Caliper Technologies Corp. (A)                         250          $      730
  Cree, Inc. (A)                                         300               5,388
  Cypress Semiconductor Corp. (A)                        350               1,837
  Dupont Photomasks, Inc. (A)                            450               9,495
  Emulex Corp. (A)                                       200               4,186
  Fairchild Semiconductor
  International, Inc., Cl A (A)                          600               6,564
  Finisar Corp. (A)                                    1,900               2,470
  Globespan Virata, Inc. (A)                             464               2,060
  Integrated Circuit Systems, Inc. (A)                   300               6,300
  Integrated Device Technology,
  Inc. (A)                                               200               1,490
  International Rectifier Corp. (A)                      250               4,963
  Intersil Corp., Cl A (A)                               250               3,625
  Lattice Semiconductor Corp. (A)                        450               3,398
  MEMC Electronic Materials, Inc. (A)                  2,000              16,180
  Micrel, Inc. (A)                                       250               2,083
  Mykrolis Corp. (A)                                     900               6,534
  Next Level Communications, Inc. (A)                    200                 240
  Oak Technology, Inc. (A)                               600               1,950
  Oplink Communications, Inc. (A)                        950                 836
  Pericom Semiconductor Corp. (A)                        700               6,188
  Rambus, Inc. (A)                                     1,000              15,500
  Raven Industries, Inc.                                 700              11,068
  RF Micro Devices, Inc. (A)                             350               1,967
  Semtech Corp. (A)                                      300               3,996
  Silicon Laboratories, Inc. (A)                         450              11,088
  Sirenza Microdevices, Inc. (A)                         950               1,494
  Skyworks Solutions, Inc. (A)                           400               2,784
  Stratos Lightwave, Inc. (A)                            210                 683
  Three-Five Systems, Inc. (A)                           100                 458
  Transmeta Corp. (A)                                    500                 705
  Transwitch Corp. (A)                                   300                 201
  Triquint Semiconductor, Inc. (A)                       300                 978
  Varian Semiconductor Equipment
  Associates, Inc. (A)                                   300               7,782
                                                                      ----------
                                                                         193,825
                                                                      ----------
SOFTWARE--2.6%
  Actuate Corp. (A)                                      500               1,125
  Advent Software, Inc. (A)                              200               2,782
  Akamai Technologies, Inc. (A)                          400                 532
  Ariba, Inc. (A)                                        300                 843
  Art Technology Group, Inc. (A)                         800                 800
  Barra, Inc. (A)                                        300               9,108
  BEA Systems, Inc. (A)                                1,200              13,752
  Brocade Communications
  System, Inc. (A)                                       825               3,688
  Cerner Corp. (A)                                       100               3,687
  Commerce One, Inc. (A)                                  75                 160
  DST Systems, Inc. (A)                                  450              14,814
  E.piphany, Inc. (A)                                  1,100               4,642
  Echelon Corp. (A)                                      400               4,000
  i2 Technologies, Inc. (A)                              900                 900
  Informatica Corp. (A)                                1,250               8,725
  Interactive Intelligence, Inc. (A)                     350               1,057
  Interwoven, Inc. (A)                                   400               1,032
  JD Edwards & Co. (A)                                   500               6,265
  Matrixone, Inc. (A)                                    400               1,948
  Micromuse, Inc. (A)                                    200               1,162
  National Instruments Corp. (A)                         250               8,067
  NETIQ Corp. (A)                                        200               2,390
  Network Associates, Inc. (A)                           600               9,162
  Packeteer, Inc. (A)                                    350               2,796
  PDF Solutions, Inc. (A)                                201               1,256
  Peregrine Systems, Inc. (A)                            500                 107
  Pixar, Inc. (A)                                        400              21,996
  Portal Software, Inc. (A)                            1,950               1,677
  Progress Software Corp. (A)                            650               9,328
  Quest Software, Inc. (A)                               300               3,042
  RealNetworks, Inc. (A)                                 350               1,246
  Red Hat, Inc. (A)                                      650               3,341
  Saba Software, Inc. (A)                                750                 728
  Seebeyond Technology Corp. (A)                         800               1,836
  SonicWall, Inc. (A)                                    400               1,451
  Sybase, Inc. (A)                                       600               8,628
  Symantec Corp. (A)                                     700              32,676
  Take-Two Interactive Software (A)                      600              12,714
  Tibco Software, Inc. (A)                               950               5,330
  Verity, Inc. (A)                                       600               9,306
  Vignette Corp. (A)                                     650               1,021
  Vitria Technology, Inc. (A)                            350                 214
  webMethods, Inc. (A)                                   200               2,238
  Wind River Systems (A)                                 700               2,387
                                                                      ----------
                                                                         223,959
                                                                      ----------
SPECIALTY MACHINERY--0.4%
  Mestek, Inc. (A)                                       600              10,500
  Tecumseh Products Co.                                  200               8,520
  Watsco, Inc.                                           400               6,260
  York International Corp.                               400               9,504
                                                                      ----------
                                                                          34,784
                                                                      ----------
STEEL & STEEL WORKS--0.1%
  AK Steel Holding Corp. (A)                           1,050               6,668
                                                                      ----------

TELEPHONES & TELECOMMUNICATIONS--1.5%
  Adelphia Business Solutions, Inc. (A)                  199                   6
  Adtran, Inc. (A)                                       400              13,460
  Advanced Fibre Communication (A)                       300               5,067
  Alaska Communications Systems
  Group, Inc. (A)                                      1,100               2,530
  American Tower Corp., Cl A (A)                         400               2,032
  AT&T Latin America Corp., Cl A (A)                   2,550                 268
  Broadwing, Inc. (A)                                    600               2,394
  Crown Castle International Corp. (A)                   450               1,777
  Exodus Communications, Inc. (A)                        550                   -
  Foundry Networks, Inc. (A)                             200               1,660
  General Cable Corp.                                    600               2,346
  Global Payments, Inc.                                  350               9,985
  Infonet Services Corp., Cl B (A)                     1,200               2,460
  Juniper Networks, Inc. (A)                           1,800              15,786
  Leap Wireless International, Inc. (A)                  300                  41
  Level 3 Communications, Inc. (A)                     2,050              10,414
  Metromedia Fiber Network,
  Inc., Cl A (A)                                         600                   9
  Nextel Partners, Inc., Cl A (A)                      2,000              10,500


--------------------------------------------------------------------------------
26

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                                January 31, 2003

                                                       Number of        Market
                                                        Shares           Value
                                                     -----------       ---------
  NTL Europe, Inc. (A)                                     2       $           -
  Optical Cable Corp. (A)                                 84                 270
  PanAmSat Corp. (A)                                     850              11,687
  RCN Corp. (A)                                        1,600               1,536
  Rural Cellular Corp., Cl A (A)                         100                  88
  Shenandoah Telecomm Co.                                200               8,128
  Sycamore Networks, Inc. (A)                            300                 927
  Telephone & Data Systems, Inc.                         150               6,435
  Time Warner Telecom, Inc., Cl A (A)                    150                 323
  Triton PCS Holdings, Inc., Cl A (A)                  1,050               2,363
  US Cellular Corp. (A)                                  250               5,963
  Warwick Valley Telephone Co.                           200              13,400
  Western Wireless Corp., Cl A (A)                       100                 658
                                                                      ----------
                                                                         132,513
                                                                      ----------
TESTING LABORATORIES--0.4%
  CV Therapeutics, Inc. (A)                               50                 840
  Isis Pharmaceuticals, Inc. (A)                         450               2,695
  Landauer, Inc.                                         300              10,389
  Pharmaceutical Product Development,
  Inc. (A)                                               500              14,925
  Trimeris, Inc. (A)                                     250              10,568
                                                                      ----------
                                                                          39,417
                                                                      ----------
TRUCKING--1.2%
  CH Robinson Worldwide, Inc.                            700              19,614
  CNF, Inc.                                              600              18,072
  Expeditors International Washington,
  Inc.                                                   550              16,945
  Forward Air Corp. (A)                                  850              16,737
  Roadway Corp.                                          450              15,498
  Swift Transportation Co., Inc. (A)                     300               4,800
  Werner Enterprises, Inc.                               550              10,060
                                                                      ----------
                                                                         101,726
                                                                      ----------
WATER UTILITIES--0.2%
  Philadelphia Suburban Corp.                            200               4,020
  SJW Corp.                                              150              11,886
                                                                      ----------
                                                                          15,906
                                                                      ----------
WHOLESALE--1.0%
  Aramark Corp. (A)                                      250               5,597
  Arrow Electronics, Inc. (A)                            500               5,935
  Avnet, Inc. (A)                                        500               5,195
  Fastenal Co.                                           400              13,248
  Fleming Cos., Inc.                                     150                 548
  Fresh Del Monte Produce                                600              12,420
  Handleman Co. (A)                                      400               4,780
  Ingram Micro, Inc., Cl A (A)                           700               8,050
  Performance Food Group Co. (A)                         350              10,798
  Tech Data Corp. (A)                                    500              12,485
  United Stationers, Inc. (A)                            300               6,678
  Valhi, Inc.                                            200               1,634
                                                                      ----------
                                                                          87,368
                                                                      ----------
TOTAL COMMON STOCK

  (COST $12,248,613)--99.7%                                            8,713,168
                                                                      ----------
WARRANTS

TELEPHONES &
TELECOMMUNICATIONS--0.0%

  NTL, Inc. Series A, expires 01/13/11                     2          $        1
                                                                      ----------
TOTAL WARRANTS

(COST $11,991)--0.0%                                                           1
                                                                      ----------

TOTAL INVESTMENTS

(COST $12,260,604)--99.7%                                              8,713,169

OTHER ASSETS AND LIABILITIES,

NET--0.3%                                                                 27,442
                                                                      ----------

NET ASSETS--100.0%                                                    $8,740,611
                                                                      ==========

(A) Non-income producing security.



             Please see accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                                              27

--------------------------------------------------------------------------------

                              TD WATERHOUSE TRUST

                   Asian Index Fund o Schedule of Investments
                                January 31, 2003

                                                     Number of          Market
                                                      Shares             Value
                                                   -----------         ---------
FOREIGN COMMON STOCK

AUSTRALIA--15.1%
  Amcor Ltd.                                          3,964           $   19,240
  AMP Ltd.                                            3,779               20,314
  Australia and New Zealand
  Banking Group Ltd.                                  7,153               72,289
  BHP Billiton Ltd. (A)                              16,325               85,362
  BHP Steel Ltd.                                      2,452                5,045
  Brambles Industries Ltd.                            5,901               15,843
  Coca-Cola Amatil Ltd.                               5,200               17,466
  Coles Myer Ltd.                                     5,000               18,407
  Commonwealth Bank of Australia                      5,351               81,273
  CSL Ltd.                                              700                7,288
  CSR Ltd.                                            3,900               14,174
  Foster's Group Ltd.                                12,523               31,713
  Insurance Australia Group Ltd.                      8,600               13,612
  Macquarie Bank Ltd.                                 1,122               17,133
  National Australia Bank Ltd.                        6,778              125,952
  News Corp. Ltd.                                     9,539               63,187
  OneSteel Ltd.                                         725                  782
  Publishing & Broadcasting Ltd.                      2,700               13,358
  Rio Tinto Ltd.                                      1,601               29,957
  Southcorp Ltd.                                      6,185               15,880
  Suncorp-Metway Ltd.                                 3,177               20,058
  Tabcorp Holdings Ltd.                               2,700               15,907
  Telstra Corp. Ltd.                                 12,060               31,742
  Wesfarmers Ltd.                                     1,100               18,184
  Westfield Holdings Ltd.                             2,000               16,285
  Westfield Trust                                    10,768               21,840
  Westpac Banking Corp. Ltd.                          7,756               64,334
  WMC Ltd.                                            6,565               18,087
  WMC Resources Ltd (A)                               6,565               15,317
  Woodside Petroleum Ltd.                             1,700               11,630
  Woolworths Ltd.                                     5,715               40,001
                                                                      ----------
                                                                         941,660
                                                                      ----------
HONG KONG--6.9%
  BOC Hong Kong Holdings Ltd. (A)                    20,000               20,641
  Cathay Pacific Airways Ltd.                         8,000               11,949
  Cheung Kong Holdings Ltd.                           7,000               45,770
  Cheung Kong Infrastructure
  Holdings Ltd.                                      13,000               22,500
  CLP Holdings Ltd.                                   9,200               37,036
  Hang Lung Properties Ltd.                          12,000               11,308
  Hang Seng Bank Ltd.                                 3,500               37,244
  Henderson Land Development                          3,000                8,615
  Hong Kong & China Gas                               9,900               12,439
  Hong Kong Electric Holdings                         8,000               30,206
  Hutchison Whampoa Ltd.                              9,000               56,539
  Johnson Electric Holdings                          14,000               16,064
  Li & Fung Ltd.                                     14,000               13,462
  MTR Corp.                                          12,500               13,382
  PCCW Ltd. (A)                                       4,600                3,686
  Sino Land Co.                                      38,000               11,449
  Sun Hung Kai Properties Ltd.                        7,000               40,295
  Swire Pacific Ltd.                                  2,500               10,385
  Television Broadcasts Ltd.                          3,000                9,135
  Wharf Holdings Ltd.                                 8,000               16,154
                                                                      ----------
                                                                         428,259
                                                                      ----------
JAPAN--70.5%
  7-Eleven Japan                                      2,000               51,192
  77 Bank Ltd.                                        1,000                3,719
  Aeon Co. Ltd.                                       1,000               22,886
  Aeon Credit Service Co. Ltd.                          600               17,209
  Ajinomoto Co., Inc.                                 2,000               20,527
  All Nippon Airways Co. Ltd. (A)                    15,000               29,390
  Alps Electric Co. Ltd.                              1,000               11,539
  Asahi Glass Co. Ltd.                                2,000               11,672
  Asahi Kasei Corp.                                   3,000                7,904
  Avex, Inc.                                            900                9,492
  Bank of Fukuoka Ltd.                                6,000               22,461
  Bank of Yokohama Ltd.                               4,000               13,974
  Banyu Pharmaceutical Co Ltd.                        2,000               23,245
  Bridgestone Corp.                                   2,000               22,194
  Canon, Inc.                                         3,000              104,802
  Central Japan Railway Co.                               6               36,018
  Chiba Bank Ltd.                                     6,000               17,609
  Chubu Electric Power Co., Inc.                      2,600               45,523
  Credit Saison Co. Ltd.                                700               11,667
  Dai Nippon Printing Co. Ltd.                        3,000               31,391
  Daiichi Pharmaceutical Co. Ltd.                     1,400               18,828
  Daikin Industries Ltd.                              1,000               14,132
  Daito Trust Construction Co. Ltd.                     800               15,341
  Daiwa House Industry Co. Ltd.                       1,000                5,578
  Daiwa Securities Group, Inc.                        5,000               23,678
  Denso Corp.                                         2,300               35,457
  East Japan Railway Co.                                 17               78,097
  Eisai Co. Ltd.                                      1,000               19,927
  FamilyMart Co. Ltd.                                   900               15,458
  Fanuc Ltd.                                            400               16,908
  Fuji Electric Co. Ltd.                              9,000               15,158
  Fuji Photo Film Co. Ltd.                            2,000               60,197
  Fuji Television Network, Inc.                           4               14,707
  Fujisawa Pharmaceutical Co. Ltd.                    1,000               20,927
  Fujitsu Ltd.                                        6,000               16,508
  Furukawa Electric Co. Ltd.                          6,000               15,058
  Hirose Electric Co. Ltd.                              200               14,491
  Hitachi Cable Ltd.                                  6,000               15,758
  Hitachi Ltd.                                       13,000               54,194
  Hitachi Software Engineering
  Co. Ltd.                                              800               17,509
  Honda Motor Co. Ltd.                                2,900               96,473
  Hoya Corp.                                            500               31,557
  Ito-Yokado Co. Ltd.                                 2,000               53,527
  Itochu Techno-Science Corp.                         1,000               18,676
  JFE Holdings, Inc.                                  3,275               41,859
  Joyo Bank Ltd.                                      8,000               21,277
  JSR Corp.                                           3,000               28,039
  Kansai Electric Power Co.                           3,000               43,622
  Kao Corp.                                           3,000               61,156
  Keyence Corp.                                         100               16,442
  Kinki Nippon Railway Co. Ltd. (A)                   4,000                8,071


--------------------------------------------------------------------------------
28

--------------------------------------------------------------------------------

                              TD WATERHOUSE TRUST

                   Asian Index Fund o Schedule of Investments
                                January 31, 2003

                                                    Number of           Market
                                                     Shares              Value
                                                  -----------          ---------
  Kirin Brewery Co. Ltd.                              2,000           $   14,290
  Komatsu Ltd.                                        2,000                6,687
  Kubota Corp.                                        7,000               18,968
  Kuraray Co. Ltd.                                    2,000               11,072
  Kyocera Corp.                                         600               33,267
  Kyushu Electric Power                               2,300               33,079
  Lawson, Inc.                                          800               20,944
  Marubeni Corp. (A)                                 10,000                9,922
  Matsushita Electric Industrial
  Co. Ltd.                                            8,865               84,629
  Matsushita Electric Works                           3,000               17,409
  Meiji Dairies Corp.                                 4,000               12,239
  Millea Holdings, Inc. (A)                               6               42,671
  Minebea Co. Ltd.                                    2,000                7,270
  Mitsubishi Chemical Corp. (A)                      17,000               33,025
  Mitsubishi Corp.                                    3,000               19,260
  Mitsubishi Estate Co. Ltd.                          5,000               35,518
  Mitsubishi Heavy Industries Ltd.                   13,000               31,216
  Mitsubishi Materials Corp. (A)                      5,000                5,419
  Mitsubishi Tokyo Financial
  Group, Inc.                                            15               78,289
  Mitsui & Co. Ltd.                                   7,000               34,434
  Mitsui Chemicals, Inc.                              4,000               17,542
  Mitsui Fudosan Co. Ltd.                             2,000               12,856
  Mitsui O.S.K. Lines Ltd.                            9,000               18,234
  Mitsui Sumitomo Insurance
  Co. Ltd.                                            4,000               19,009
  Mizuho Holdings, Inc.                                  21               20,135
  Mori Seiki Co. Ltd.                                 2,000               10,255
  Murata Manufacturing Co. Ltd.                       1,300               50,292
  NEC Corp.                                           6,000               21,511
  NGK Insulators Ltd.                                 3,000               16,258
  Nidec Corp.                                           200               11,439
  Nikko Cordial Corp.                                 3,000               10,805
  Nikon Corp. (A)                                     1,000                7,479
  Nintendo Co. Ltd.                                     500               39,353
  Nippon Comsys Corp.                                 1,000                3,535
  Nippon Express Co. Ltd.                             3,000               10,705
  Nippon Mitsubishi Oil Corp.                         9,000               35,418
  Nippon Sheet Glass Co. Ltd.                         1,000                1,826
  Nippon Steel Corp.                                 21,000               24,687
  Nippon Telegraph & Telephone
  Corp.                                                  26               87,144
  Nippon Unipac Holding                                   4               16,942
  Nippon Yusen Kabushiki Kaisha                       4,000               13,173
  Nishimatsu Construction Co. Ltd.                    5,000               13,507
  Nissan Motor Co. Ltd.                              10,600               80,689
  Nisshin Seifun Group, Inc.                          2,000               12,856
  Nitto Denko Corp.                                     600               15,708
  Nomura Holdings, Inc.                               8,000               96,115
  NSK Ltd.                                            4,000               11,072
  NTT Data Corp.                                         10               27,430
  NTT Docomo, Inc.                                       78              150,225
  OJI Paper Co. Ltd.                                  3,000               13,607
  Oracle Corp.                                          700               19,435
  Oriental Land Co. Ltd.                                200               11,106
  ORIX Corp.                                            400               23,845
  Osaka Gas Co. Ltd.                                  5,000               11,839
  Pioneer Corp.                                         500                9,567
  Promise Co. Ltd.                                      500               15,716
  Ricoh Co. Ltd.                                      3,000               45,548
  Rohm Co. Ltd.                                         500               56,987
  Sankyo Co. Ltd.                                     1,000               13,648
  Secom Co. Ltd.                                      1,000               29,098
  Sega Corp. (A)                                        500                3,414
  Sekisui House Ltd.                                  2,000               14,324
  Sharp Corp.                                         4,000               39,019
  Shimamura Co. Ltd.                                    300               16,808
  Shin-Etsu Chemical Co. Ltd.                         1,100               35,951
  Showa Shell Sekiyu KK                               3,500               22,761
  Skylark Co. Ltd.                                    1,000               11,581
  SMC Corp.                                             300               23,637
  Softbank Corp.                                        500                6,432
  Sony Corp.                                          4,000              157,079
  Sumitomo Electric Industries Ltd.                   4,000               27,180
  Sumitomo Mitsui Financial
  Group, Inc. (A)                                        14               42,955
  Sumitomo Trust & Banking Co.
  Ltd. (A)                                            3,000               11,331
  Suzuken Co. Ltd.                                      900               21,573
  Taisho Pharmaceutical Co. Ltd.                      1,000               14,832
  Takeda Chemical Industries Ltd.                     3,500              133,067
  TDK Corp.                                             300               12,331
  Teijin Ltd.                                         9,000               23,787
  Terumo Corp.                                        1,000               13,882
  Tohoku Electric Power                                 600                8,684
  Tokyo Broadcasting System, Inc.                     1,000               12,323
  Tokyo Electric Power Co.                            5,300               98,983
  Tokyo Electron Ltd.                                   600               27,014
  Tokyo Gas Co. Ltd.                                 13,000               38,261
  Tokyu Corp.                                         3,000               10,030
  Toray Industries, Inc.                              5,000               10,630
  Toshiba Corp. (A)                                  10,000               30,182
  Tostem Inax Holding Corp.                           2,000               27,230
  Toyo Seikan Kaisha Ltd.                             1,000               11,081
  Toyoda Gosei Co. Ltd.                               1,100               19,168
  Toyota Motor Corp.                                 10,000              238,036
  UFJ Holdings, Inc. (A)                                 21               23,987
  Wacoal Corp.                                        2,000               14,457
  West Japan Railway Co.                                  8               25,813
  Yamanouchi Pharmaceutical
  Co. Ltd.                                            1,800               46,823
  Yamato Transport Co. Ltd.                           1,000               13,790
  Yamazaki Baking Co. Ltd.                            2,000               10,222
  Yasuda Fire & Marine Insurance
  Co. Ltd.                                            4,000               21,577
                                                                      ----------
                                                                       4,399,463
                                                                      ----------
NEW ZEALAND--0.4%
  Carter Holt Harvey Ltd.                            25,100               23,635
                                                                      ----------

SINGAPORE--2.8%
  CapitaLand Ltd.                                    21,000               12,195
  Chartered Semiconductor
  Manufacturing Ltd. (A)                             50,000               20,412


--------------------------------------------------------------------------------
                                                                              29

--------------------------------------------------------------------------------


                              TD WATERHOUSE TRUST

                   Asian Index Fund o Schedule of Investments
                                January 31, 2003

                                                    Number of            Market
                                                     Shares               Value
                                                  -----------          ---------
  DBS Group Holdings Ltd.                             6,000           $   35,189
  Haw Par Corp. Ltd.                                    204                  401
  Oversea-Chinese Banking Corp.                       4,000               20,929
  SembCorp Logistics Ltd.                            17,000               13,978
  Singapore Airlines Ltd.                             2,000               11,097
  Singapore Press Holdings Ltd.                       1,000               10,522
  Singapore Technologies
  Engineering Ltd.                                   17,000               16,910
  United Overseas Bank Ltd.                           5,000               30,186
                                                                      ----------
                                                                         171,819
                                                                      ----------
TOTAL FOREIGN COMMON STOCK

(COST $8,390,198)--95.7%                                               5,964,836
                                                                      ----------

FOREIGN PREFERRED STOCK

AUSTRALIA--0.6%
News Corp. Ltd. (A)                                   6,971               38,780
                                                                      ----------
TOTAL FOREIGN PREFERRED STOCK

(COST $58,868)--0.6%                                                      38,780
                                                                      ----------
TOTAL INVESTMENTS

(COST $8,449,066)--96.3%                                               6,003,616

OTHER ASSETS AND LIABILITIES,

NET--3.7%                                                                233,825
                                                                      ----------
NET ASSETS--100.0%                                                    $6,237,441
                                                                      ==========

(A) Non-income producing security.


--------------------------------------------------------------------------------
30

--------------------------------------------------------------------------------

                              TD WATERHOUSE TRUST

                   Asian Index Fund o Schedule of Investments
                                January 31, 2003



As of January 31, 2003, the Asian Index Fund's sector diversification was as follows:

                                                    Market              % of
Sector Diversification                              Value             Net Assets
                                                    -----             ----------
Banks                                            $  763,832             12.2%
Automotive                                          469,822              7.5
Electric                                            436,592              7.0
Medical                                             334,040              5.4
Telephones & Telecommunications                     330,793              5.3
Electronics                                         274,062              4.4
Audio/Video                                         251,275              4.0
Retail                                              250,803              4.0
Transportation                                      241,291              3.9
Real Estate                                         231,473              3.7
Finance                                             216,169              3.5
Metals                                              163,307              2.6
Office Equipment                                    150,350              2.4
Computers                                           149,879              2.4
Building & Constrution                              142,352              2.3
Food, Beverage & Tobacco                            135,195              2.2
Petroleum & Fuel Products                           132,347              2.1
Multi-media                                         122,202              1.9
Insurance                                           117,184              1.9
Chemicals                                           110,130              1.8
Diversified Operations                               99,322              1.6
Machinery                                            86,143              1.4
Minerals                                             85,362              1.4
Paper & Related Products                             73,424              1.2
Photographic Supplies & Equipment                    67,676              1.1
Import/Export                                        63,615              1.0
Cosmetics & Toiletries                               61,156              1.0
Textiles                                             59,947              1.0
Airlines                                             52,436              0.8
Rubber                                               50,233              0.8
Diversified Manufacturing                            49,400              0.8
Semiconductors                                       47,425              0.8
Toys                                                 42,767              0.7
Printing                                             41,913              0.7
Recreation                                           27,012              0.4
Engineering                                          20,445              0.3
Distribution                                         13,462              0.2
                                                 ----------            -----
TOTAL FOREIGN COMMON STOCK                        5,964,836             95.7

TOTAL FOREIGN PREFERRED STOCK                        38,780              0.6
                                                 ----------            -----
TOTAL INVESTMENTS                                 6,003,616             96.3

OTHER ASSETS AND LIABILITIES, NET                   233,825              3.7
                                                 ----------            -----
NET ASSETS                                       $6,237,441            100.0%
                                                 ==========            =====



     Please see accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                                              31

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                  European Index Fund o Schedule of Investments
                                January 31, 2003


                                                      Number of         Market
                                                       Shares           Value
                                                     -----------       ---------
FOREIGN COMMON STOCK

AUSTRIA--0.3%
  Flughafen Wien AG                                     306           $   11,050
  Mayr-Melnhof Karton AG                                142               11,418
  OMV AG                                                  5                  510
                                                                      ----------
                                                                          22,978
                                                                      ----------

BELGIUM--1.6%
  AGFA-Gevaert NV                                       606               14,279
  Colruyt SA                                            264               14,964
  Dexia                                               1,238               14,220
  Electrabel                                             71               18,125
  Fortis                                              2,180               34,261
  Groupe Bruxelles Lambert SA                           194                7,770
  Interbrew                                             359                7,157
  KBC Bancassurance Holding                              28                  861
  Solvay SA                                              72                4,734
  UCB SA                                                233                6,911
                                                                      ----------
                                                                         123,282
                                                                      ----------
DENMARK--1.0%
  Carlsberg A/S, Cl B                                    82                3,278
  D/S 1912, Cl B                                          1                6,697
  D/S Svendborg, Cl B                                     1                9,887
  Danske Bank A/S                                     1,142               18,544
  Group 4 Falck A/S                                     325                6,450
  H. Lundbeck A/S                                       290                7,116
  Novo-Nordisk A/S, Cl B                                435               11,898
  Novozymes A/S, Cl B                                    74                1,372
  TDC A/S                                               429               11,084
  Vestas Wind Systems A/S                               400                3,233
                                                                      ----------
                                                                          79,559
                                                                      ----------
FINLAND--2.6%
  Fortum Oyj                                          1,989               12,811
  Nokia Oyj                                           9,799              137,591
  Pohjola Group PLC, Cl D                               479                8,279
  Sampo Oyj, Cl A                                       422                3,058
  Sonera Oyj (A)                                        599                3,222
  Stora Enso Oyj, Cl R                                1,806               17,022
  UPM-Kymmene Oyj                                       622               17,461
                                                                      ----------
                                                                         199,444
                                                                      ----------
FRANCE--13.2%
  Accor SA                                              554               17,021
  Air France                                            500                4,659
  Air Liquide                                           207               25,932
  Alcatel SA                                          1,616               11,692
  Alstom (A)                                            304                1,455
  Altran Technologies SA                                172                  855
  Arcelor (A)                                           757                8,151
  Atos Origin (A)                                       201                5,593
  Autoroutes du Sud de la France (A)                    408               10,385
  Aventis SA                                          1,481               75,168
  AXA                                                 3,164               38,789
  BNP Paribas                                         1,552               61,261
  Bouygues                                              274                6,962
  Cap Gemini SA                                          98                2,644
  Carrefour SA                                        1,210               48,061
  Cie de Saint-Gobain                                   464               13,528
  Cie Generale D'Optique Essilor
  International SA                                      248                9,179
  Dassault Systemes SA                                  176                3,901
  Etablissements Economiques du
  Casino Guichard Perrachon                             110                6,819
  European Aeronautic Defense and
  Space Co.                                             459                4,780
  France Telecom                                      1,131               29,139
  Groupe Danone                                         280               35,228
  L'Oreal SA                                            760               52,460
  Lafarge SA                                            231               14,420
  Lagardere S.C.A.                                      341               13,874
  LVMH Moet Hennessy Louis
  Vuitton SA                                            410               17,332
  Michelin (C.G.D.E.), Cl B                             284                9,055
  Pechiney SA, Cl A                                     172                4,838
  Pernod-Ricard                                         114               11,063
  Peugeot SA                                            439               18,342
  Pinault-Printemps-Redoute                             120                9,030
  Publicis Groupe                                       301                6,207
  Renault SA                                            385               18,326
  Sanofi-Synthelabo SA                                  872               45,541
  Schneider Electric SA                                 504               21,999
  Societe Generale, Cl A                                670               39,127
  Societe Television Francaise                          296                7,280
  Sodexho Alliance SA                                   170                4,243
  STMicroelectronics NV                               1,207               21,729
  Suez SA                                             1,648               32,269
  Technip-Coflexip SA                                    63                3,943
  Thales SA                                             101                2,823
  Thomson Multimedia SA (A)                             288                4,668
  TotalFinaElf SA                                     1,314              177,169
  Unibail Holding                                       147                9,942
  Valeo SA                                               79                2,269
  Vinci SA                                              136                8,519
  Vivendi Universal SA                                2,176               36,534
                                                                      ----------
                                                                       1,014,204
                                                                      ----------
GERMANY--7.6%
  Adidas-Salomon AG                                     126               10,159
  Allianz AG                                            394               31,252
  Altana AG                                             238                9,918
  BASF AG                                             1,064               39,429
  Bayer AG                                            1,308               23,014
  Bayerische Hypo-und
  Vereinsbank AG                                        639                8,575
  Beiersdorf AG                                          34                3,654
  DaimlerChrysler AG                                  1,658               50,691
  Deutsche Bank AG                                    1,253               53,104
  Deutsche Boerse AG                                    275               10,235
  Deutsche Lufthansa AG (A)                             531                4,942
  Deutsche Post AG                                      788                8,527
  Deutsche Telekom                                    4,458               56,184
  E.ON AG                                             1,227               55,651
  Fresenius Medical Care AG                             119                5,443
  Infineon Technologies AG (A)                          263                1,835
  KarstadtQuelle AG                                     297                4,527



--------------------------------------------------------------------------------
32

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                  European Index Fund o Schedule of Investments
                                January 31, 2003


                                                      Number of         Market
                                                       Shares           Value
                                                     -----------       ---------
  Linde AG                                              198           $    6,434
  Marschollek Lautenschlaeger
  und Partner                                           492                4,923
  Metro AG                                              490               10,021
  Muenchener Rueckversicherungs
  AG                                                    178               17,006
  RWE AG                                                712               19,590
  SAP AG                                                474               44,065
  Schering AG                                           325               12,972
  Siemens AG                                          1,545               63,274
  ThyssenKrupp AG                                       332                3,671
  TUI AG                                                500                6,570
  Volkswagen AG                                         488               20,211
                                                                      ----------
                                                                         585,877
                                                                      ----------
GREECE--0.6%
  Coca-Cola Hellenic Bottling Co. SA                    734               10,023
  EFG Eurobank Ergasias SA                              760                8,697
  Hellenic Telecommunications
  Organization SA                                       680                8,219
  Intracom SA                                         2,111                9,201
  National Bank of Greece SA                            485                6,414
                                                                      ----------
                                                                          42,554
                                                                      ----------
IRELAND--0.9%
  Allied Irish Banks PLC - Dublin                       765               10,512
  Allied Irish Banks PLC - UK                           872               11,982
  Bank of Ireland - Dublin                            1,021               10,358
  Bank of Ireland - UK                                  975                9,943
  CRH PLC - Dublin                                      515                6,496
  CRH PLC - UK                                          571                7,208
  Elan Corp. PLC (A)                                    311                1,444
  Irish Life & Permanent PLC                            938               10,271
  Ryanair Holdings PLC (A)                              118                  847
                                                                      ----------
                                                                          69,061
                                                                      ----------
ITALY--5.8%
  Alleanza Assicurazioni SpA                            794                6,001
  Assicurazioni Generali SpA                          1,960               41,408
  Autogrill SpA (A)                                     340                2,730
  Autostrade Concessioni e
  Costruzioni Autostrade SpA                          2,547               25,428
  Banca Fideuram SpA                                    975                4,396
  Banca Monte dei Paschi di
  Siena SpA                                           2,959                6,687
  Banca Nazionale del Lavoro
  SpA (A)                                             3,077                3,729
  Benetton Group SpA                                    642                5,541
  Bulgari SpA                                           797                3,465
  Capitalia SpA                                       3,502                4,590
  e.biscom (A)                                          228                6,804
  Enel SpA                                            4,739               26,912
  ENI-Ente Nazionale Idrocarburi SpA                  6,019               91,041
  Fiat SpA                                              407                3,460
  Fineco SpA (A)                                      1,965                  913
  Gruppo Editoriale L'Espresso SpA                    2,971                8,691
  IntesaBci SpA                                       8,933               18,508
  Italgas                                               756               10,404
  Luxottica Group SpA                                   511                6,193
  Mediaset SpA                                          949                6,500
  Mediobanca SpA                                        754                6,823
  Mediolanum SpA                                        846                3,996
  Pirelli SpA                                         3,068                2,740
  Riunione Adriatica di Sicurta SpA                     795                8,884
  Sanpaolo IMI SpA                                    1,129                7,539
  Seat-Pagine Gialle SpA (A)                         12,961                8,599
  Snam Rete Gas SpA                                   3,001               10,245
  Telecom Italia SpA                                  4,469               33,822
  Telecom Italia SpA RNC                              4,467               21,867
  TIM SpA                                             7,737               34,801
  Tiscali SpA (A)                                       533                2,506
  Unicredito Italiano SpA                             6,693               24,070
                                                                      ----------
                                                                         449,293
                                                                      ----------
NETHERLANDS--7.1%
  ABN Amro Holding NV                                 2,910               45,296
  Aegon NV                                            2,775               34,705
  Akzo Nobel NV                                         542               14,226
  ASML Holding NV (A)                                   833                6,483
  Heineken NV                                           384               13,830
  ING Groep NV                                        3,291               49,920
  Koninklijke Ahold NV                                  948               11,815
  Koninklijke Philips Electronics NV                  2,940               49,866
  Numico NV                                             234                2,691
  Reed Elsevier NV                                    1,455               15,963
  Royal Dutch Petroleum Co.                           4,382              181,436
  Royal KPN NV (A)                                    4,325               30,318
  TPG NV                                                439                6,650
  Unilever NV                                         1,104               61,983
  VNU NV                                                630               16,414
  Wolters Kluwer NV                                     402                5,977
                                                                      ----------
                                                                         547,573
                                                                      ----------
NORWAY--0.8%
  DnB Holding ASA                                     1,964                9,442
  Frontline Ltd.                                      1,300               13,659
  Norsk Hydro ASA                                       209                8,724
  Orkla ASA                                             471                7,423
  Statoil ASA                                         1,200                9,240
  Storebrand (A)                                        475                1,675
  Tandberg ASA (A)                                      534                3,028
  Telenor ASA                                         2,132                7,641
                                                                      ----------
                                                                          60,832
                                                                      ----------
PORTUGAL--0.6%
  Banco Comercial Portugues SA                        2,393                5,138
  Banco Espirito Santo SA                               904               12,033
  Brisa-Auto Estradas de Portugal SA                    864                4,637
  Cimpor Cimentos de Portugal SA                        590               10,178
  Electricidade de Portugal SA                        3,534                5,729
  Portugal Telecom SGPS SA                            1,471               10,296
                                                                      ----------
                                                                          48,011
                                                                      ----------
SPAIN--5.3%
  Acciona SA                                            230               10,000
  ACESA Infraestructuras SA                           1,083               12,783
  ACS Actividades Construccion
  y Servicios                                           329               10,472
  Altadis SA                                            597               13,632



--------------------------------------------------------------------------------
                                                                              33

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                  European Index Fund o Schedule of Investments
                                January 31, 2003


                                                      Number of         Market
                                                       Shares           Value
                                                     -----------       ---------
  Amadeus Global Travel
  Distribution                                        1,357           $    5,463
  Banco Bilbao Vizcaya
  Argentaria SA                                       6,046               52,377
  Banco Santander Central
  Hispano SA                                          9,283               57,301
  Endesa SA                                           1,518               18,202
  Fomento de Construcciones y
  Contratas SA                                          461               10,640
  Gas Natural SDG SA                                    528               10,441
  Grupo Dragados SA                                     552                9,896
  Grupo Ferrovial SA                                    450               11,787
  Iberdrola SA                                        1,750               25,681
  Inditex SA                                            531               12,643
  Promotora de Informaciones SA
  (prisa)                                             1,115                7,780
  Repsol YPF SA                                       1,814               26,016
  Sociedad General de Aguas de
  Barcelona SA                                          897               10,111
  Telefonica SA (A)                                   9,151               88,216
  Terra Networks SA (A)                               1,304                6,047
  Union Fenosa SA                                       477                6,216
                                                                      ----------
                                                                         405,704
                                                                      ----------
SWEDEN--2.2%
  Assa Abloy AB                                         629                6,463
  Atlas Copco AB                                        186                3,455
  Electrolux AB                                         629                9,165
  Hennes & Mauritz AB                                   850               17,666
  Nordea AB                                           4,360               18,680
  Sandvik AB                                            439                9,073
  Sapa AB                                               573               10,046
  Securitas AB, Cl B                                    513                5,718
  Skandia Forsakrings AB                                824                1,846
  Skandinaviska Enskilda Banken
  SEB, Cl A                                             501                4,072
  Skanska AB, Cl B                                      913                4,982
  Svenska Cellulosa AB, Cl B                            370               11,621
  Svenska Handelsbanken, Cl A                         1,108               13,958
  Swedish Match AB                                    1,315                9,466
  Telefonaktiebolaget LM Ericsson,
  Cl B (A)                                           29,099               24,495
  Telia AB                                            3,670               12,996
  Volvo AB, Cl B                                        559                9,314
                                                                      ----------
                                                                         173,016
                                                                      ----------
SWITZERLAND--11.1%
  ABB Ltd. (A)                                        2,058                6,019
  Adecco SA                                             191                6,047
  Ciba Specialty Chemicals AG                           143                8,992
  Clariant AG                                           358                4,974
  Compagnie Financiere Richemont
  AG, Cl A                                              808               13,441
  Credit Suisse Group (A)                             2,622               56,271
  Givaudan                                               24               10,021
  Holcim Ltd., Cl B                                      44                7,408
  Kudelski SA (A)                                       125                1,554
  Logitech International SA (A)                         120                4,010
  Lonza Group AG                                        150                8,720
  Nestle SA                                             816              169,453
  Novartis AG                                         5,647              206,457
  Phonak Holding AG (A)                               1,057                9,081
  Roche Holding AG - Bearer (A)                         107               12,088
  Roche Holding AG - Genusschein                      1,396               95,799
  Serono SA, Cl B                                        10                4,899
  Swatch Group AG                                       538                9,048
  Swatch Group AG, Cl B                                  40                3,327
  Swiss Reinsurance                                     583               35,233
  Swisscom AG                                            60               18,426
  Syngenta AG                                           217               13,090
  Synthes-Stratec, Inc.                                  16                8,763
  UBS AG (A)                                          2,611              112,737
  Zurich Financial Services AG                          274               26,597
                                                                      ----------
                                                                         852,455
                                                                      ----------
UNITED KINGDOM--34.9%
  3i Group PLC                                        1,811               14,646
  Amersham PLC                                        1,126                8,699
  Amvescap PLC                                        1,222                6,709
  ARM Holdings PLC (A)                                1,271                  956
  AstraZeneca PLC                                     3,575              120,756
  Aviva PLC                                           4,887               31,549
  BAA PLC                                             2,333               17,218
  BAE Systems PLC                                     5,306                9,921
  Barclays PLC                                       13,286               76,488
  BG Group PLC                                        7,866               30,352
  BHP Billiton PLC                                    4,051               18,910
  BOC Group PLC                                       1,087               14,070
  Boots Co. PLC                                       2,082               17,864
  BP PLC                                             46,239              290,332
  Brambles Industries PLC                               908                2,216
  British Airways PLC (A)                             2,981                5,598
  British American Tobacco PLC                        3,678               34,762
  British Land Co. PLC                                1,273                8,511
  British Sky Broadcasting PLC (A)                    2,586               25,185
  BT Group PLC                                       16,761               47,799
  Bunzl PLC                                           1,279                7,253
  Cable & Wireless PLC                                2,734                2,494
  Cadbury Schweppes PLC                               3,544               19,282
  Canary Wharf Group PLC (A)                            109                  403
  Capita Group PLC                                      590                1,986
  Centrica PLC                                        7,087               18,027
  Compass Group PLC                                   5,274               25,161
  Corus Group PLC (A)                                 8,016                3,492
  Daily Mail & General Trust                            822                6,762
  Diageo PLC                                          6,352               64,837
  Dixons Group PLC                                    6,771               11,491
  EMI Group PLC                                       2,986                6,675
  Exel PLC                                              774                7,500
  GKN PLC                                               908                2,791
  GlaxoSmithKline PLC                                12,478              234,635
  Granada PLC                                         1,800                1,901
  GUS PLC                                             2,038               16,548
  Hanson PLC                                          1,172                5,047
  Hays PLC                                            2,078                2,639
  HBOS PLC                                            8,182               74,103
  Hilton Group PLC                                    1,541                3,926


--------------------------------------------------------------------------------
34

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                  European Index Fund o Schedule of Investments
                                January 31, 2003


                                                      Number of         Market
                                                       Shares           Value
                                                     -----------       ---------
  HSBC Holdings PLC                                  19,474           $  201,979
  Imperial Chemical Industries PLC                    2,784                9,129
  Imperial Tobacco Group PLC                          1,380               21,073
  International Power PLC (A)                         4,010                5,784
  Invensys PLC                                        5,358                4,227
  J Sainsbury PLC                                     3,364               13,008
  Johnson Matthey PLC                                   563                6,959
  Kelda Group PLC                                     1,544               10,202
  Kingfisher PLC                                      4,724               14,947
  Land Securities Group PLC                             602                7,169
  Legal & General Group PLC                          13,876               17,163
  Lloyds TSB Group PLC                               10,952               68,227
  Logica PLC                                          1,237                2,465
  Man Group PLC                                         529                7,391
  Marks & Spencer Group PLC                           4,089               19,995
  National Grid Group PLC                             5,872               38,318
  Next PLC                                              639                7,982
  P&O Princess Cruises PLC                            1,726               11,149
  Pearson PLC                                         1,421               12,695
  Prudential PLC                                      4,712               29,490
  Reckitt Benckiser PLC                               1,304               22,613
  Reed Elsevier PLC                                   3,082               23,911
  Rentokil Initial PLC                                3,562               11,519
  Reuters Group PLC                                   2,435                6,964
  Rexam PLC                                           1,527                9,048
  Rio Tinto PLC                                       2,000               36,556
  Rolls-Royce PLC                                     4,028                6,472
  Royal & Sun Alliance Insurance
  Group                                               1,424                2,259
  Royal Bank of Scotland Group PLC                    5,660              124,572
  SABMiller PLC                                       1,383                8,911
  Safeway PLC                                         1,631                8,525
  Sage Group PLC (A)                                  1,713                3,322
  Scottish & Newcastle PLC                            1,152                7,782
  Scottish & Southern Energy PLC                      2,052               20,473
  Scottish Power PLC                                  3,796               20,949
  Severn Trent PLC                                      919               10,393
  Shell Transport & Trading Co. PLC                  20,090              121,851
  Six Continents PLC                                  1,779               15,103
  Smith & Nephew PLC                                  1,690                9,611
  Smiths Group PLC                                    1,617               16,984
  Spirent PLC                                         2,197                  785
  Tesco PLC                                          14,042               38,199
  Unilever PLC                                        5,919               51,467
  United Utilities PLC                                1,540               14,542
  Vodafone Group PLC                                140,432              251,603
  Whitbread PLC                                         922                7,517
  Wolseley PLC                                        1,286               10,189
  WPP Group PLC                                       1,904               13,332
                                                                      ----------
                                                                       2,684,298
                                                                      ----------

TOTAL FOREIGN COMMON STOCK

  (COST $10,114,307)--95.6%                                            7,358,141
                                                                      ----------


FOREIGN PREFERRED STOCK

GERMANY--0.4%
  Henkel KGaA (A)                                       156                9,452
  Porsche AG                                             21                8,454
  RWE AG (A)                                            110                2,549
  Volkswagen AG (A)                                     291                8,903
                                                                      ----------
                                                                          29,358
                                                                      ----------

TOTAL FOREIGN PREFERRED STOCK

(COST $32,179)--0.4%                                                      29,358
                                                                      ----------

FOREIGN RIGHTS

SPAIN--0.0%
  Telefonica SA (A)                                   9,151                1,768
                                                                      ----------

TOTAL FOREIGN RIGHTS

(COST $2,504)--0.0%                                                        1,768
                                                                      ----------
TOTAL INVESTMENTS

(COST $10,148,990)--96.0%                                              7,389,267

OTHER ASSETS AND LIABILITIES,

NET--4.0%                                                                304,677
                                                                      ----------
NET ASSETS--100.0%                                                    $7,693,944
                                                                      ==========


(A) Non-income producing security.



--------------------------------------------------------------------------------
                                                                              35

--------------------------------------------------------------------------------

                               TD WATERHOUSE TRUST

                  European Index Fund o Schedule of Investments
                                January 31, 2003


As of January 31, 2003, the European Index Fund's sector diversification was as follows:

                                                      Market            % of
Sector Diversification                                Value         Net Assets
                                                   -----------     ----------

Banks                                               $1,286,568          16.7%
Petroleum & Fuel Products                            1,015,806          13.2
Telephones & Telecommunications                        890,969          11.6
Medical                                                888,572          11.6
Food, Beverage & Tobacco                               616,092           8.0
Insurance                                              377,772           4.9
Electronics                                            342,975           4.5
Retail                                                 300,445           3.9
Chemicals                                              173,012           2.3
Building & Construction                                141,487           1.8
Automotive                                             125,402           1.6
Multi-media                                            108,504           1.4
Diversified Manufacturing                               93,209           1.2
Metals                                                  82,264           1.1
Utilities                                               80,750           1.0
Printing                                                77,718           1.0
Computers                                               72,049           0.9
Finance                                                 61,575           0.8
Transportation                                          58,382           0.7
Paper & Related Products                                57,521           0.7
Cosmetics & Toiletries                                  56,114           0.7
Diversified Operations                                  56,063           0.7
Public Thoroughfares                                    53,234           0.7
Machinery                                               45,148           0.6
Airlines                                                44,315           0.6
Real Estate                                             26,025           0.3
Aerospace & Defense                                     23,995           0.3
Recreation                                              21,645           0.3
Advertising                                             19,539           0.3
Minerals                                                18,911           0.2
Hotels & Motels                                         17,021           0.2
Optical Services                                        15,373           0.2
Venture Capital                                         14,646           0.2
Photography                                             14,279           0.2
Engineering                                             13,308           0.2
Audio/Video                                             13,244           0.2
Security                                                12,168           0.2
Rubber                                                  11,795           0.2
Distribution                                            10,189           0.1
Human Resources                                          8,033           0.1
Semiconductors                                           6,483           0.1
Textiles                                                 5,541           0.1
                                                    ----------         -----
TOTAL FOREIGN COMMON STOCK                           7,358,141          95.6

TOTAL FOREIGN PREFERRED STOCK                           29,358           0.4

TOTAL FOREIGN RIGHTS                                     1,768           0.0
                                                    ----------         -----
TOTAL INVESTMENTS                                    7,389,267          96.0

OTHER ASSETS AND LIABILITIES, NET                      304,677           4.0
                                                    ----------         -----

NET ASSETS                                          $7,693,944         100.0%
                                                    ==========         =====



             Please see accompanying notes to financial statements.


--------------------------------------------------------------------------------
36

--------------------------------------------------------------------------------

                               TD WATERHOUSE TRUST

                    Technology Fund o Schedule of Investments
                                January 31, 2003


                                                      Number of         Market
                                                       Shares           Value
                                                     -----------       ---------
COMMON STOCK

BROADCASTING, NEWSPAPERS &
ADVERTISING--1.4%
  USA Interactive (A)                                  1,980          $   43,580
                                                                      ----------
COMMUNICATIONS EQUIPMENT--0.1%
  Polycom, Inc. (A)                                      200               2,256
                                                                      ----------
COMPUTERS & SERVICES--32.4%
  3Com Corp. (A)                                       1,100               4,653
  Affiliated Computer Services, Inc.,
  Cl A (A)                                               400              21,688
  Apple Computer, Inc. (A)                             1,300              18,668
  Black Box Corp.                                        100               4,106
  CACI International, Inc., Cl A (A)                     100               3,758
  Cadence Design Systems, Inc. (A)                       500               4,960
  Ceridian Corp. (A)                                     400               5,736
  Checkfree Corp. (A)                                    200               3,846
  Cisco Systems, Inc. (A)                             17,800             237,986
  CNET Networks, Inc. (A)                              8,900              22,517
  Cognex Corp. (A)                                       100               2,127
  Cognos, Inc. (A)                                       200               4,558
  Dell Computer Corp. (A)                              6,500             155,090
  Earthlink, Inc. (A)                                    200               1,062
  eBay, Inc. (A)                                         400              30,064
  EMC Corp. (A)                                        1,900              14,630
  Extreme Networks, Inc. (A)                             400               1,636
  Hewlett-Packard Co.                                  6,062             105,539
  International Business Machines
  Corp.                                                3,300             258,159
  Jack Henry & Associates                                300               3,708
  Kronos, Inc. (A)                                       100               3,726
  Lexmark International, Inc. (A)                        600              36,324
  Macromedia, Inc. (A)                                   100               1,465
  McData Corp., Cl A (A)                                 203               1,602
  Quantum Corp. (A)                                      200                 694
  Sandisk Corp. (A)                                      100               1,525
  Sun Microsystems, Inc. (A)                           1,000               3,090
  VeriSign, Inc. (A)                                   2,600              21,450
                                                                      ----------
                                                                         974,367
                                                                      ----------
DATA PROCESSING--4.1%
  Acxiom Corp. (A)                                       100               1,485
  Automatic Data Processing                              900              31,203
  Certegy, Inc. (A)                                      300               7,674
  Choicepoint, Inc. (A)                                  266               9,576
  First Data Corp.                                     2,100              72,240
                                                                      ----------
                                                                         122,178
                                                                      ----------
ELECTRICAL SERVICES--2.1%
  AVX Corp.                                            1,000               8,800
  Celestica, Inc. (A)                                  1,700              19,686
  Flextronics International Ltd. (A)                   3,500              28,210
  Kemet Corp. (A)                                        300               2,280
  Vishay Intertechnology, Inc. (A)                       400               4,132
                                                                      ----------
                                                                          63,108
                                                                      ----------
ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT--2.0%
  Adobe Systems, Inc.                                  1,400          $   36,988
  Jabil Circuit, Inc. (A)                              1,400              21,854
                                                                      ----------
                                                                          58,842
                                                                      ----------
ENTERTAINMENT--3.1%
  AOL Time Warner, Inc. (A)                            8,100              94,446
                                                                      ----------
FINANCIAL SERVICES--0.4%
  Concord EFS, Inc. (A)                                  900              13,194
                                                                      ----------

MACHINERY--0.2%
  Lam Research Corp. (A)                                 400               4,676
                                                                      ----------
MEASURING DEVICES--0.6%
  Microchip Technology, Inc.                             375               8,284
  MKS Instruments, Inc. (A)                              200               2,708
  Newport Corp. (A)                                      600               6,978
                                                                      ----------
                                                                          17,970
                                                                      ----------
MISCELLANEOUS BUSINESS
SERVICES--2.0%
  BearingPoint, Inc. (A)                               2,700              21,303
  Paychex, Inc.                                        1,500              37,770
                                                                      ----------
                                                                          59,073
                                                                      ----------
PROFESSIONAL SERVICES--1.2%
  Accenture Ltd., Cl A (A)                             2,200              36,410
                                                                      ----------
SEMI-CONDUCTORS/INSTRUMENTS--19.9%
  Altera Corp. (A)                                       700               7,686
  Amkor Technology, Inc. (A)                             300               1,467
  Analog Devices, Inc. (A)                             1,500              35,895
  Applied Materials, Inc. (A)                          4,100              49,077
  ASML Holding N.V., NY Shares (A)                       900               7,209
  Atmel Corp. (A)                                        800               1,640
  Cypress Semiconductor Corp. (A)                        200               1,050
  Emulex Corp. (A)                                       300               6,279
  Fairchild Semiconductor International,
  Inc., Cl A (A)                                         200               2,188
  Globespan Virata, Inc. (A)                             100                 444
  Integrated Device Technology,
  Inc. (A)                                               200               1,490
  Intel Corp.                                         13,700             214,542
  International Rectifier Corp. (A)                      100               1,985
  Intersil Corp., Cl A (A)                               300               4,350
  JDS Uniphase Corp. (A)                               2,260               6,125
  KLA-Tencor Corp. (A)                                   900              29,376
  Lattice Semiconductor Corp. (A)                        300               2,265
  Linear Technology Corp.                              1,300              33,969
  Marvell Technology Group Ltd. (A)                      400               7,308
  Maxim Integrated Products                            1,265              39,405
  Micrel, Inc. (A)                                       200               1,666
  Micron Technology, Inc. (A)                            400               3,284
  Novellus Systems, Inc. (A)                             600              17,670
  Plexus Corp. (A)                                       100                 878


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                    Technology Fund o Schedule of Investments
                                January 31, 2003


                                                      Number of         Market
                                                       Shares           Value
                                                     -----------       ---------
  QLogic Corp. (A)                                       700          $   23,296
  Rambus, Inc. (A)                                       100               1,550
  Semtech Corp. (A)                                      200               2,664
  STMicroelectronics N.V., NY Shares                   2,000              36,720
  Texas Instruments, Inc.                              2,800              44,520
  Triquint Semiconductor, Inc. (A)                       200                 652
  Xilinx, Inc. (A)                                       600              11,874
                                                                      ----------
                                                                         598,524
                                                                      ----------
SOFTWARE--20.2%
  BEA Systems, Inc. (A)                                  800               9,168
  DST Systems, Inc. (A)                                  800              26,336
  Electronic Arts, Inc. (A)                              100               5,181
  i2 Technologies, Inc. (A)                              600                 600
  Internet Security Systems (A)                          200               2,598
  Intuit, Inc. (A)                                       100               4,410
  JD Edwards & Co. (A)                                   200               2,506
  Keane, Inc. (A)                                        200               1,618
  Mercury Interactive Corp. (A)                          400              14,220
  Microsoft Corp. (A)                                  6,100             289,506
  Nassda Corp. (A)                                     1,000               6,380
  National Instruments Corp. (A)                         100               3,227
  Network Associates, Inc. (A)                           600               9,162
  Oracle Corp. (A)                                    11,400             137,142
  RealNetworks, Inc. (A)                                 200                 712
  Red Hat, Inc. (A)                                      300               1,542
  Symantec Corp. (A)                                     300              14,004
  Tibco Software, Inc. (A)                               400               2,244
  Veritas Software Corp. (A)                           2,200              40,154
  webMethods, Inc. (A)                                   200               2,238
  Yahoo, Inc. (A)                                      1,800              32,760
                                                                      ----------
                                                                         605,708
                                                                      ----------
TELEPHONES & TELECOMMUNICATIONS--5.8%
  Advanced Fibre Communication (A)                       100               1,689
  CIENA Corp. (A)                                      1,000               5,800
  Foundry Networks, Inc. (A)                             200               1,660
  Global Payments, Inc.                                  100               2,853
  Juniper Networks, Inc. (A)                           1,800              15,786
  Motorola, Inc.                                       4,900              39,102
  Nokia Oyj Corp. ADR                                  1,100              15,829
  Nortel Networks Corp (A)                             8,400              19,908
  Qualcomm, Inc. (A)                                   1,800              67,788
  Sycamore Networks, Inc. (A)                            500               1,545
  West Corp. (A)                                         200               3,270
                                                                      ----------
                                                                         175,230
                                                                      ----------
WHOLESALE--0.2%
  Arrow Electronics, Inc. (A)                            200               2,374
  Avnet, Inc. (A)                                        400               4,156
                                                                      ----------
                                                                           6,530
                                                                      ----------
TOTAL COMMON STOCK
  (COST $4,993,884)--95.7%                                             2,876,092
                                                                      ----------
UNIT INVESTMENT TRUST
  (COST $84,362)--2.3%

  Nasdaq 100 Share Index (A)                           2,800              68,376
                                                                      ----------
U.S. TREASURY OBLIGATION
  (COST $24,963)--0.8%

  U.S. Treasury Bill, matures
  03/20/03, par value $25,000,
  yield at time of purchase
  1.64% (B)                                                           $   24,964
                                                                      ----------
MONEY MARKET FUND
  (COST $20,599)--0.7%

  Reserve Investment Fund,
  Institutional Class                                 20,599              20,599
                                                                      ----------
TOTAL INVESTMENTS

(COST $5,123,808)--99.5%                                               2,990,031

OTHER ASSETS AND LIABILITIES,

NET--0.5%                                                                 14,956
                                                                      ----------
NET ASSETS--100.0%                                                    $3,004,987
                                                                      ==========


         (A) Non-income producing security.

         (B) Security pledged as collateral on open futures contracts.

         ADR  American Depository Receipt



             Please see accompanying notes to financial statements.

--------------------------------------------------------------------------------
38

--------------------------------------------------------------------------------

                               TD WATERHOUSE TRUST

                Tax Managed Growth Fund o Schedule of Investments
                                January 31, 2003

                                                      Number of         Market
                                                       Shares           Value
                                                     -----------       ---------
COMMON STOCK

AEROSPACE & DEFENSE--0.3%
     Boeing Co.                                        200          $     6,318
                                                                    -----------

APPAREL/TEXTILES--0.7%
     Cintas Corp.                                      400               16,520
                                                                    -----------

BANKS--4.8%
     Bank of New York Co., Inc.                      1,000               25,300
     Mellon Financial Corp.                            400                9,148
     Northern Trust Corp.                              700               23,940
     State Street Corp.                                600               23,754
     Wells Fargo & Co.                                 600               28,422
                                                                    -----------
                                                                        110,564
                                                                    -----------
BEAUTY PRODUCTS--5.2%
     Avon Products, Inc.                               400               20,000
     Colgate-Palmolive Co.                             500               25,455
     Gillette Co.                                      600               17,940
     Kimberly-Clark Corp.                              300               13,896
     Procter & Gamble Co.                              500               42,785
                                                                    -----------
                                                                        120,076
                                                                    -----------
BROADCASTING, NEWSPAPERS
  & ADVERTISING--5.6%
     Clear Channel Communications,
       Inc. (A)                                      1,100               44,088
     Omnicom Group                                     700               42,210
     TMP Worldwide, Inc. (A)                           600                6,630
     Univision Communications, Inc.,
       Cl A (A)                                        500               13,180
     USA Interactive (A)                               300                6,603
     WPP Group PLC ADR                                 500               17,805
                                                                    -----------
                                                                        130,516
                                                                    -----------
COMPUTERS & SERVICES--3.7%
     Cisco Systems, Inc. (A)                         3,200               42,784
     Dell Computer Corp. (A)                         1,100               26,246
     eBay, Inc. (A)                                    100                7,516
     EMC Corp. (A)                                   1,300               10,010
                                                                    -----------
                                                                         86,556
                                                                    -----------
DATA PROCESSING--2.5%
     Automatic Data Processing                         300               10,401
     Certegy, Inc. (A)                                 200                5,116
     Choicepoint, Inc. (A)                             100                3,600
     First Data Corp.                                1,100               37,840
                                                                    -----------
                                                                         56,957
                                                                    -----------
DIVERSIFIED MANUFACTURING--0.5%
     Illinois Tool Works, Inc.                         200               12,164
                                                                    -----------

ELECTRICAL SERVICES--3.2%
     General Electric Co.                            3,000               69,420
     Molex, Inc., Cl A                                 200                3,620
                                                                    -----------
                                                                         73,040
                                                                    -----------

ENTERTAINMENT--2.3%
     AOL Time Warner, Inc. (A)                       1,700               19,822
     Walt Disney Co.                                 1,900               33,250
                                                                    -----------
                                                                         53,072
                                                                    -----------
ENVIRONMENTAL SERVICES--0.6%
     Ecolab, Inc.                                      300               14,790
                                                                    -----------

FINANCIAL SERVICES--11.0%
     American Express Co.                              400               14,212
     Charles Schwab Corp.                            2,200               20,284
     Citigroup, Inc.                                 1,200               41,256
     Concord EFS, Inc. (A)                             500                7,330
     Equifax, Inc.                                     400                8,564
     Fannie Mae                                      1,000               64,700
     Franklin Resources, Inc.                          800               26,672
     Freddie Mac                                     1,100               61,578
     Moody's Corp.                                     200                8,376
                                                                    -----------
                                                                        252,972
                                                                    -----------
FOOD, BEVERAGE & TOBACCO--5.6%
     Anheuser-Busch Cos., Inc.                         200                9,494
     Coca-Cola Co.                                     800               32,368
     General Mills, Inc.                               400               17,972
     PepsiCo, Inc.                                     700               28,336
     Sysco Corp.                                       800               23,496
     Wm Wrigley, Jr. Co.                               300               16,656
                                                                    -----------
                                                                        128,322
                                                                    -----------
FOOTWEAR--0.6%
     Nike, Inc., Cl B                                  300               13,362
                                                                    -----------

HOUSEHOLD PRODUCTS--0.4%
     Valspar Corp.                                     200                8,500
                                                                    -----------

INSURANCE--4.7%
     AMBAC Financial Group, Inc.                       400               21,428
     American International Group                      731               39,562
     Marsh & McLennan Cos., Inc.                       900               38,367
     UnitedHealth Group, Inc.                          100                8,790
                                                                    -----------
                                                                        108,147
                                                                    -----------
MEDICAL PRODUCTS & SERVICES--5.2%
     Amgen, Inc. (A)                                   400               20,384
     Baxter International, Inc.                        100                2,818
     Guidant Corp. (A)                                 300               10,086
     Johnson & Johnson                               1,100               58,971
     Medtronic, Inc.                                   600               26,952
                                                                    -----------
                                                                        119,211
                                                                    -----------
MISCELLANEOUS BUSINESS SERVICES--1.1%
     Paychex, Inc.                                     700               17,626
     Robert Half International, Inc. (A)               500                7,580
                                                                    -----------
                                                                         25,206
                                                                    -----------
PHARMACEUTICALS--13.9%
     Abbott Laboratories                               500               19,060
     AstraZeneca PLC ADR                               200                6,868
     Cardinal Health, Inc.                             400               23,332
     Eli Lilly & Co.                                   300               18,072

--------------------------------------------------------------------------------
                                                                              39

--------------------------------------------------------------------------------

                               TD WATERHOUSE TRUST

                Tax Managed Growth Fund o Schedule of Investments
                                January 31, 2003

                                                    Number of           Market
                                                     Shares             Value
                                                   -----------         ---------
     GlaxoSmithKline PLC ADR                         1,000          $    38,760
     Merck & Co., Inc.                               1,000               55,390
     Pfizer, Inc.                                    2,600               78,936
     Pharmacia Corp.                                   600               25,062
     Schering-Plough Corp.                             200                3,622
     Wyeth                                           1,300               50,739
                                                                    -----------
                                                                        319,841
                                                                    -----------
PRINTING & PUBLISHING--1.0%
     McGraw-Hill Cos., Inc.                            400               23,688
                                                                    -----------

PROFESSIONAL SERVICES--1.2%
     Apollo Group, Inc., Cl A (A)                      600               26,676
     DeVry, Inc. (A)                                   100                1,690
                                                                    -----------
                                                                         28,366
                                                                    -----------
RETAIL--8.2%
     Bed Bath & Beyond, Inc. (A)                       300               10,059
     CVS Corp.                                         400                9,048
     Dollar General Corp.                            1,200               13,512
     Family Dollar Stores                              500               15,060
     Home Depot, Inc.                                  800               16,720
     Starbucks Corp. (A)                               500               11,360
     Tiffany & Co.                                     800               18,600
     Wal-Mart Stores, Inc.                           1,500               71,700
     Walgreen Co.                                      500               14,500
     Williams-Sonoma, Inc. (A)                         400                9,468
                                                                    -----------
                                                                        190,027
                                                                    -----------
SEMI-CONDUCTORS/INSTRUMENTS--8.7%
     Altera Corp. (A)                                2,100               23,058
     Analog Devices, Inc. (A)                          800               19,144
     Applied Materials, Inc. (A)                     1,000               11,970
     Broadcom Corp., Cl A (A)                          600                8,124
     Intel Corp.                                     2,000               31,320
     Linear Technology Corp.                         1,300               33,969
     Maxim Integrated Products                         900               28,035
     Texas Instruments, Inc.                         1,300               20,670
     Xilinx, Inc. (A)                                1,200               23,748
                                                                    -----------
                                                                        200,038
                                                                    -----------
SOFTWARE--5.6%
     BMC Software, Inc. (A)                            500                8,815
     Computer Associates International,
       Inc                                             600                8,022
     Intuit, Inc. (A)                                  300               13,230
     Microsoft Corp. (A)                             1,600               75,936
     Oracle Corp. (A)                                2,000               24,060
                                                                    -----------
                                                                        130,063
                                                                    -----------
TELEPHONES & TELECOMMUNICATIONS--3.2%
     Nokia Oyj Corp. ADR                               400                5,756
     Viacom, Inc., Cl B (A)                          1,400               53,970
     Vodafone Group PLC ADR                            700               13,195
                                                                    -----------
                                                                         72,921
                                                                    -----------
TRUCKING--1.1%
     Expeditors International
       Washington, Inc.                                800               24,648
                                                                    -----------
TOTAL COMMON STOCK
  (COST $2,569,211)--100.9%                                         $ 2,325,885
                                                                    -----------
MONEY MARKET FUND
  (COST $38)--0.0%
     Government Reserve Fund,
     Institutional Class                                38                   38
                                                                    -----------
TOTAL INVESTMENTS

  (COST $2,569,249)--100.9%                                           2,325,923

LIABILITIES IN EXCESS OF
  OTHER ASSETS, NET--(0.9)%                                             (21,298)
                                                                    -----------
NET ASSETS--100.0%                                                  $ 2,304,625
                                                                    ===========

       (A) Non-income producing security.

       ADR    American Depository Receipt



             Please see accompanying notes to financial statements.


--------------------------------------------------------------------------------
40

--------------------------------------------------------------------------------

                                                         TD WATERHOUSE TRUST


                                                 STATEMENTS OF ASSETS AND LIABILITIES
                                                           January 31, 2003


                                                             Bond                                               Extended
                                                             Index            Dow 30            500 Index     Market Index
                                                             Fund              Fund               Fund            Fund
                                                         -------------   ---------------    ---------------  ---------------
ASSETS
       Investments, at cost                               $14,849,687     $ 158,752,257       $ 49,849,782       $ 12,260,604
                                                          -----------     -------------       ------------       ------------

       Investments in securities, at market value         $15,426,149     $ 125,893,526       $ 39,802,846       $  8,713,169
       Cash                                                    25,058            70,859            887,501            120,180
       Dividends and interest receivable                      205,516           160,414             51,322              5,675
       Receivable for investment securities sold                   --            96,332                 --             10,150
       Receivable from broker                                      --           176,856             93,429                 --
       Variation margin receivable                                 --            44,100             15,575                 --
                                                          -----------     -------------       ------------       ------------
            TOTAL ASSETS                                   15,656,723       126,442,087         40,850,673          8,849,174
                                                          -----------     -------------       ------------       ------------

LIABILITIES

       Dividends payable to shareholders                        1,317                --                 --                 --
       Payable for investment securities purchased                 --                --                 --             58,699
       Payable to Investment Manager

          and its affiliates (Note 3)                           1,628            11,416              2,972              1,209
       Other accrued expenses                                  27,909            98,086             20,918             48,655
                                                          -----------     -------------       ------------       ------------
            TOTAL LIABILITIES                                  30,854           109,502             23,890            108,563
                                                          -----------     -------------       ------------       ------------

NET ASSETS                                                $15,625,869     $ 126,332,585       $ 40,826,783       $  8,740,611
                                                          ===========     =============       ============       ============
       Net assets consist of:
       Paid-in-capital                                    $14,989,982     $ 169,195,053       $ 52,680,134       $ 12,367,645
       Undistributed net investment income                         --            83,724             38,901             11,860
       Accumulated net realized gains (losses)
          from security transactions                           59,425        (9,969,561)        (1,809,216)           (91,459)
       Net unrealized appreciation (depreciation)
          on investments and futures contracts                576,462       (32,976,631)       (10,083,036)        (3,547,435)
                                                          -----------     -------------       ------------       ------------
       Net assets, at value                               $15,625,869     $ 126,332,585       $ 40,826,783       $  8,740,611
                                                          ===========     =============       ============       ============
       Shares of beneficial interest outstanding            1,429,212        15,750,879          7,184,919          1,683,933
                                                          -----------     -------------       ------------       ------------
       Net asset value, redemption price and
          offering price per share (Note 2)               $     10.93     $        8.02       $       5.68       $       5.19
                                                          ===========     =============       ============       ============



             Please see accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                                              41


--------------------------------------------------------------------------------

                                                         TD WATERHOUSE TRUST


                                                 STATEMENTS OF ASSETS AND LIABILITIES
                                                           January 31, 2003


                                                                 Asian            European                         Tax Managed
                                                                 Index              Index          Technology         Growth
                                                                 Fund               Fund             Fund              Fund
                                                             ------------       ------------     ------------      -------------
ASSETS

       Investments, at cost                                 $ 8,449,066        $ 10,148,990        $ 5,123,808        $ 2,569,249
       Foreign currency, at cost                                151,751             280,732                 --                 --
       Investments in securities, at market value             6,003,616           7,389,267          2,990,031          2,325,923
       Cash                                                     137,631              57,182             46,567             12,688
       Foreign currency, at market value                        151,868             284,853                 --                 --
       Dividends, foreign tax reclaims and
          interest receivable                                     1,511               9,340                341              2,590
       Receivable for investment securities sold                     --                  --             35,897                 --
       Receivable from broker                                     6,014               9,980                 --                 --
       Receivable from investment manager                            --                  --                602                 --
       Variation margin receivable                                   --                 496                 --                 --
                                                            -----------        ------------        -----------        -----------
            TOTAL ASSETS                                      6,300,640           7,751,118          3,073,438          2,341,201
                                                            -----------        ------------        -----------        -----------

LIABILITIES

       Payable for investment securities purchased                   --                  --             31,962                 --
       Payable to Investment Manager
          and its affiliates (Note 3)                               723               1,381                 --                391
       Variation margin payable                                   1,309                  --                250                 --
       Other accrued expenses                                    61,167              55,793             36,239             36,185
                                                            -----------        ------------        -----------        -----------
            TOTAL LIABILITIES                                    63,199              57,174             68,451             36,576
                                                            -----------        ------------        -----------        -----------
NET ASSETS                                                  $ 6,237,441        $  7,693,944        $ 3,004,987        $ 2,304,625
                                                            ===========        ============        ===========        ===========
       Net assets consist of:
       Paid-in-capital                                      $ 9,508,403        $ 11,001,772        $ 8,515,989        $ 3,750,678
       Undistributed net investment income
          (Accumulated net investment loss)                       5,764            (189,562)                --                 --
       Accumulated net realized losses
          from security transactions                           (821,870)           (344,362)        (3,372,865)        (1,202,727)
       Net unrealized depreciation

          on investments and futures contracts               (2,454,973)         (2,778,025)        (2,138,137)          (243,326)
       Net unrealized appreciation on foreign
          currency and translation of other assets
          and liabilities denominated in
          foreign currency                                          117               4,121                 --                 --
                                                            -----------        ------------        -----------        -----------
       Net assets, at value                                 $ 6,237,441        $  7,693,944        $ 3,004,987        $ 2,304,625
                                                            ===========        ============        ===========        ===========
       Shares of beneficial interest outstanding              1,221,981           1,357,017          1,315,891            397,070
                                                            ===========        ============        ===========        ===========
       Net asset value, redemption price and
          offering price per share (Note 2)                 $      5.10        $       5.67        $      2.28        $      5.80
                                                            ===========        ============        ===========        ===========



             Please see accompanying notes to financial statements.

--------------------------------------------------------------------------------
42


--------------------------------------------------------------------------------

                                                         TD WATERHOUSE TRUST

                                                       STATEMENTS OF OPERATIONS
                                                 For the Year Ended January 31, 2003


                                                              Bond                                                 Extended
                                                              Index          Dow 30              500 Index       Market Index
                                                              Fund            Fund                 Fund              Fund
                                                        -------------     --------------     --------------     ---------------
INVESTMENT INCOME
       Interest income                                   $   463,756        $      4,284        $        --       $        --
       Dividend income                                            --           2,921,300            561,550            95,533
       Less:  Foreign taxes withheld                              --                  --             (1,292)              (41)
                                                         -----------        ------------        -----------       -----------
       TOTAL INVESTMENT INCOME                               463,756           2,925,584            560,258            95,492
                                                         -----------        ------------        -----------       -----------

EXPENSES

       Investment management fees (Note 3)                    33,733             280,468            102,526            23,060
       Shareholder servicing fees (Note 3)                    28,111             350,586             85,438            19,217
       Transfer agent fees (Note 3)                            5,622              70,119             17,088             3,843
       Administration fees (Note 3)                           11,244                  --             34,175             7,686
       Professional fees                                       5,432              94,056             28,561            18,095
       Registration fees                                       4,881              18,600             21,207             7,110
       Custody fees                                            9,906              61,692              1,888             2,971
       Shareholder reports and mailing fees                      476             141,492             21,483             1,005
       Trustees' fees                                          4,964               2,456              4,966             5,228
       Other expenses                                          4,961              17,303              6,378             3,910
                                                         -----------        ------------        -----------       -----------
       TOTAL EXPENSES                                        109,330           1,036,772            323,710            92,125

       Fees waived/expenses reimbursed by
          the Investment Manager and its
          affiliates (Note 3)                                (69,975)           (519,360)          (204,096)          (61,379)
                                                         -----------        ------------        -----------       -----------
       NET EXPENSES                                           39,355             517,412            119,614            30,746
                                                         -----------        ------------        -----------       -----------
       NET INVESTMENT INCOME                                 424,401           2,408,172            440,644            64,746
                                                         -----------        ------------        -----------       -----------

REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS
       Net realized gain (loss) from
          security transactions                              107,595          (3,669,049)        (1,507,187)          (72,133)
       Net realized gain (loss) on futures contracts              --            (237,420)            37,335                --
       Net change in unrealized appreciation
          (depreciation) on investments                      498,795         (24,717,582)        (7,815,473)       (1,460,656)
       Net change in unrealized depreciation
          on futures contracts                                    --             (91,260)           (40,735)               --
                                                         -----------        ------------        -----------       -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS                                               606,390         (28,715,311)        (9,326,060)       (1,532,789)
                                                         -----------        ------------        -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                          $ 1,030,791        $(26,307,139)       $(8,885,416)      $(1,468,043)
                                                         ===========        ============        ===========       ===========



             Please see accompanying notes to financial statements.

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                                                         TD WATERHOUSE TRUST

                                                       STATEMENTS OF OPERATIONS
                                                 For the Year Ended January 31, 2003


                                                                 Asian            European                        Tax Managed
                                                                 Index             Index         Technology        Growth
                                                                 Fund              Fund             Fund            Fund
                                                           --------------      ------------     ------------    ------------
INVESTMENT INCOME
       Interest income                                        $      --        $        --        $       408      $      --
       Dividend income                                           83,374            171,234              8,852         28,020
       Less:  Foreign taxes withheld                             (7,704)           (21,793)               (31)          (196)
                                                              ---------        -----------        -----------      ---------
       TOTAL INVESTMENT INCOME                                   75,670            149,441              9,229         27,824
                                                              ---------        -----------        -----------      ---------

EXPENSES

       Investment management fees (Note 3)                       23,399             26,705             22,602         16,905
       Shareholder servicing fees (Note 3)                       14,624             16,690              8,072          6,502
       Transfer agent fees (Note 3)                               2,925              3,338              1,614          1,300
       Administration fees (Note 3)                               5,849              6,676              3,229          2,601
       Professional fees                                          6,716              4,115             17,252         24,306
       Registration fees                                          9,339              5,465             14,780          9,217
       Custody fees                                              19,891             11,997             11,416            732
       Shareholder reports and mailing fees                          35                 25              7,572            435
       Trustees' fees                                             4,963              4,964              4,963          4,963
       Other expenses                                             6,576              1,983              3,479            215
                                                              ---------        -----------        -----------      ---------
       TOTAL EXPENSES                                            94,317             81,958             94,979         67,176

       Fees waived/expenses reimbursed by
          the Investment Manager and its

          affiliates (Note 3)                                   (60,389)           (43,236)           (54,619)       (38,568)
                                                              ---------        -----------        -----------      ---------
       NET EXPENSES                                              33,928             38,722             40,360         28,608
                                                              ---------        -----------        -----------      ---------
       NET INVESTMENT INCOME (LOSS)                              41,742            110,719            (31,131)          (784)
                                                              ---------        -----------        -----------      ---------

REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
       Net realized loss from security transactions            (401,358)          (122,844)        (1,113,651)      (459,766)
       Net realized loss on futures contracts                   (69,108)          (219,443)           (60,835)            --
       Net realized gain on foreign currency transactions        26,864             49,602                 --             --
       Net change in unrealized depreciation
          on investments                                       (387,676)        (1,378,113)          (561,894)      (267,006)
       Net change in unrealized appreciation
          (depreciation) on futures contracts                    (7,962)           (18,302)             1,970             --
       Net change in unrealized appreciation
          (depreciation) on forward foreign currency
          contracts, foreign currency, and translation
          of other assets and liabilities denominated
          in foreign currency                                       497              4,428                 --             --
                                                              ---------        -----------        -----------      ---------
NET REALIZED AND UNREALIZED LOSSES
ON INVESTMENTS                                                 (838,743)        (1,684,672)        (1,734,410)      (726,772)
                                                              ---------        -----------        -----------      ---------
NET DECREASE IN NET ASSETS
FROM OPERATIONS                                               $(797,001)       $(1,573,953)       $(1,765,541)     $(727,556)
                                                              =========        ===========        ===========      =========

             Please see accompanying notes to financial statements.

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44

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                                                         TD WATERHOUSE TRUST


                                                  STATEMENTS OF CHANGES IN NET ASSETS

                                                                    Bond Index Fund                         Dow 30 Fund

                                                             Year                Year                 Year                Year
                                                             Ended               Ended                Ended               Ended
          ,                                               January 31,         January 31,          January 31,         January 31,
                                                             2003                2002                 2003                2002
                                                       ---------------      --------------      --------------      --------------
OPERATIONS:

       Net investment income                             $    424,401       $   200,304         $   2,408,172        $   2,231,100
       Net realized gain (loss) from security
          transactions and futures contracts                  107,595            77,738            (3,906,469)          (1,797,458)
       Net change in unrealized appreciation
          (depreciation) on investments and
          futures contacts                                    498,795            (1,669)          (24,808,842)         (11,228,010)
                                                         ------------       -----------         -------------        -------------
Net increase (decrease) in net assets from operations       1,030,791           276,373           (26,307,139)         (10,794,368)
                                                         ------------       -----------         -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS:
       From net investment income                            (424,401)         (200,304)           (2,327,940)          (2,227,501)
       From net realized gains on security
          transactions                                        (55,146)          (73,832)             (200,944)                  --
                                                         ------------       -----------         -------------        -------------
Total distributions to shareholders                          (479,547)         (274,136)           (2,528,884)          (2,227,501)
                                                         ------------       -----------         -------------        -------------

CAPITAL SHARE TRANSACTIONS:
       Proceeds from shares sold                           15,418,645         5,547,119            41,992,031           39,430,969
       Shares issued in reinvestment of dividends             472,710           269,049             2,314,155            2,230,188
       Payments for shares redeemed                        (6,864,873)       (2,344,002)          (36,436,831)         (35,186,782)
                                                         ------------       -----------         -------------        -------------

Net increase in net assets from capital
   share transactions                                       9,026,482         3,472,166             7,869,355            6,474,375
                                                         ------------       -----------         -------------        -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                     9,577,726         3,474,403           (20,966,668)          (6,547,494)

NET ASSETS:
       Beginning of year                                    6,048,143         2,573,740           147,299,253          153,846,747
                                                         ------------       -----------         -------------        -------------
       End of year                                       $ 15,625,869       $ 6,048,143         $ 126,332,585        $ 147,299,253
                                                         ============       ===========         =============        =============
Undistributed net investment income                      $         --       $        --         $      83,724        $       3,599
                                                         ============       ===========         =============        =============

CAPITAL STOCK TRANSACTIONS
       Shares sold                                          1,442,505           528,215             4,608,179            3,983,571
       Shares issued for dividends reinvested                  43,984            25,684               277,837              220,751
       Shares redeemed                                       (637,444)         (221,915)           (3,999,494)          (3,472,467)
                                                         ------------       -----------         -------------        -------------
Net increase in shares outstanding                            849,045           331,984               886,522              731,855
                                                         ============       ===========         =============        =============


             Please see accompanying notes to financial statements.

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                                                TD WATERHOUSE TRUST


                                        Statements of Changes in Net Assets

                                                                 500 Index Fund                      Extended Market Index Fund

                                                             Year                Year                 Year                Year
                                                             Ended               Ended                Ended               Ended
          ,                                               January 31,         January 31,          January 31,         January 31,
                                                             2003                2002                 2003                2002
                                                       ---------------      --------------      --------------      --------------
OPERATIONS:

       Net investment income                            $    440,644         $    139,977        $    64,746        $    33,089
       Net realized loss from security
          transactions and futures contracts              (1,469,852)            (303,859)           (72,133)           (20,934)
       Net change in unrealized depreciation
          on investments
          and futures contacts                            (7,856,208)          (1,815,568)        (1,460,656)          (981,749)
                                                        ------------         ------------        -----------        -----------
Net decrease in net assets from operations                (8,885,416)          (1,979,450)        (1,468,043)          (969,594)
                                                        ------------         ------------        -----------        -----------

DISTRIBUTIONS TO SHAREHOLDERS:
       From net investment income                           (415,419)            (129,154)           (61,719)           (31,509)
       From net realized gains on security
          transactions                                            --                   --                 --            (11,518)
                                                        ------------         ------------        -----------        -----------
Total distributions to shareholders                         (415,419)            (129,154)           (61,719)           (43,027)
                                                        ------------         ------------        -----------        -----------

CAPITAL SHARE TRANSACTIONS:
       Proceeds from shares sold                          41,786,563           22,314,859          5,289,005          2,995,061
       Shares issued in reinvestment of dividends            378,440              120,186             57,701             40,207
       Payments for shares redeemed                      (16,883,934)          (5,444,385)        (1,434,805)          (672,853)
                                                        ------------         ------------        -----------        -----------

Net increase in net assets from capital
          share transactions                              25,281,069           16,990,660          3,911,901          2,362,415
                                                        ------------         ------------        -----------        -----------

TOTAL INCREASE IN NET ASSETS                              15,980,234           14,882,056          2,382,139          1,349,794

NET ASSETS:
       Beginning of year                                  24,846,549            9,964,493          6,358,472          5,008,678
                                                        ------------         ------------        -----------        -----------
       End of year                                      $ 40,826,783         $ 24,846,549        $ 8,740,611        $ 6,358,472
                                                        ============         ============        ===========        ===========
Undistributed net investment income                     $     38,901         $     14,664        $     9,625        $     6,598
                                                        ============         ============        ===========        ===========

CAPITAL STOCK TRANSACTIONS
       Shares sold                                         6,502,441            2,922,177            918,071            474,695
       Shares issued for dividends reinvested                 64,564               15,940             10,934              6,496
       Shares redeemed                                    (2,704,032)            (720,609)          (255,122)          (110,429)
                                                        ------------         ------------        -----------        -----------
Net increase in shares outstanding                         3,862,973            2,217,508            673,883            370,762
                                                        ============         ============        ===========        ===========




             Please see accompanying notes to financial statements.

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46

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                                                         TD WATERHOUSE TRUST


                                                 Statements of Changes in Net Assets



                                                                    Asian Index Fund              European Index Fund


                                                             Year                Year                 Year                Year
                                                             Ended               Ended                Ended               Ended
          ,                                               January 31,         January 31,          January 31,         January 31,
                                                             2003                2002                 2003                2002
                                                       ---------------      --------------      --------------      --------------
OPERATIONS:

      Net investment income                            $    41,742           $    24,139        $   110,719          $    61,249
      Net realized loss from security
         transactions and futures contracts               (470,466)             (311,290)          (342,287)            (197,560)
      Net realized gain (loss) on foreign
         currency transactions                              26,864               (18,513)            49,602              (24,286)
      Net change in unrealized depreciation
         on investments and futures contacts              (395,638)           (1,169,653)        (1,396,415)          (1,230,018)
      Net change in unrealized appreciation
         (depreciation) on forward foreign
         currency contracts, foreign currency,
         and translation of other assets and
         liabilities denominated in foreign currency           497                  (880)             4,428                  809
                                                       -----------           -----------        -----------          -----------
Net decrease in net assets from operations                (797,001)           (1,476,197)        (1,573,953)          (1,389,806)
                                                       -----------           -----------        -----------          -----------

DISTRIBUTIONS TO SHAREHOLDERS:
       From net investment income                          (50,735)                   --           (118,946)             (53,820)
                                                       -----------           -----------        -----------          -----------
Total distributions to shareholders                        (50,735)                   --           (118,946)             (53,820)
                                                       -----------           -----------        -----------          -----------

CAPITAL SHARE TRANSACTIONS:
       Proceeds from shares sold                         6,576,296             1,199,984          5,188,073            1,035,739
       Shares issued in reinvestment of dividends           49,141                    --            114,655               52,536
       Payments for shares redeemed                     (3,261,141)             (513,184)          (716,627)            (149,841)
                                                       -----------           -----------        -----------          -----------

Net increase in net assets from capital
   share transactions                                    3,364,296               686,800          4,586,101              938,434
                                                       -----------           -----------        -----------          -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  2,516,560              (789,397)         2,893,202             (505,192)

NET ASSETS:
       Beginning of year                                 3,720,881             4,510,278          4,800,742            5,305,934
                                                       -----------           -----------        -----------          -----------
       End of year                                     $ 6,237,441           $ 3,720,881        $ 7,693,944          $ 4,800,742
                                                       ===========           ===========        ===========          ===========
Undistributed net investment income
   (Accumulated net investment loss)                   $     5,764           $   (12,476)       $  (189,562)         $   (11,494)
                                                       ===========           ===========        ===========          ===========

CAPITAL STOCK TRANSACTIONS
       Shares sold                                       1,150,565               179,224            781,297              134,087
       Shares issued for dividends reinvested                9,561                    --             19,633                7,216
       Shares redeemed                                    (601,705)              (70,578)          (117,347)             (19,277)
                                                       -----------           -----------        -----------          -----------
Net increase in shares outstanding                         558,421               108,646            683,583              122,026
                                                       ===========           ===========        ===========          ===========




             Please see accompanying notes to financial statements.

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                                                                              47

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                                                         TD WATERHOUSE TRUST


                                        Statements of Changes in Net Assets

                                                                 Technology Fund                    Tax Managed Growth Fund

                                                          Year                Year                    Year                Year
                                                          Ended               Ended                   Ended               Ended
          ,                                            January 31,         January 31,             January 31,         January 31,
                                                          2003                2002                    2003                2002
                                                    ---------------      --------------         --------------      --------------
OPERATIONS:

       Net investment loss                            $   (31,131)          $   (39,624)          $      (784)          $    (5,352)
       Net realized loss from security
          transactions and futures contracts           (1,174,486)           (1,885,387)             (459,766)             (566,594)
       Net change in unrealized appreciation
          (depreciation) on investments and
          futures contacts                               (559,924)               18,600              (267,006)              127,647
                                                      -----------           -----------           -----------           -----------

Net decrease in net assets from operations             (1,765,541)           (1,906,411)             (727,556)             (444,299)
                                                      -----------           -----------           -----------           -----------

CAPITAL SHARE TRANSACTIONS:
       Proceeds from shares sold                        1,385,309             2,707,519               405,765               573,899
       Payments for shares redeemed                      (921,435)             (879,545)             (382,508)              (58,648)
                                                      -----------           -----------           -----------           -----------

Net increase in net assets from capital
   share transactions                                     463,874             1,827,974                23,257               515,251
                                                      -----------           -----------           -----------           -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                (1,301,667)              (78,437)             (704,299)               70,952

NET ASSETS:
       Beginning of year                                4,306,654             4,385,091             3,008,924             2,937,972
                                                      -----------           -----------           -----------           -----------
       End of year                                    $ 3,004,987           $ 4,306,654           $ 2,304,625           $ 3,008,924
                                                      ===========           ===========           ===========           ===========
CAPITAL STOCK TRANSACTIONS
       Shares sold                                        509,402               668,968                59,993                75,871
       Shares redeemed                                   (328,794)             (222,155)              (55,247)               (7,743)
                                                      -----------           -----------           -----------           -----------
Net increase in shares outstanding                        180,608               446,813                 4,746                68,128
                                                      ===========           ===========           ===========           ===========



             Please see accompanying notes to financial statements.

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48

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                               TD WATERHOUSE TRUST

                              Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                      BOND INDEX FUND

                                                                     Year                  Year                  Period
                                                                     Ended                 Ended                  Ended
                                                                  January 31,           January 31,            January 31,
                                                                     2003                  2002                  2001(A)
                                                             ----------------       --------------       ----------------
PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                    $        10.42         $        10.37        $        10.00
                                                             --------------         --------------        --------------

INVESTMENT OPERATIONS
     Net investment income (B)                                         0.40                   0.52                  0.24
     Net realized and unrealized gains
        on investments                                                 0.56                   0.20                  0.37
                                                             --------------         --------------        --------------
     TOTAL FROM INVESTMENT OPERATIONS                                  0.96                   0.72                  0.61
                                                             --------------         --------------        --------------

DISTRIBUTIONS TO SHAREHOLDERS
     Distributions from net investment income                         (0.41)                 (0.52)                (0.24)
     Distributions from realized gains on investments                 (0.04)                 (0.15)                  --
                                                             --------------         --------------        --------------
     TOTAL DISTRIBUTIONS                                              (0.45)                 (0.67)                (0.24)
                                                             --------------         --------------        --------------
     Net asset value, end of period                          $        10.93         $        10.42        $       10.37
                                                             ==============         ==============        ==============

RATIOS

     Ratio of net expenses to average net assets                      0.35%                  0.35%                 0.15%
     Ratio of net investment income to
        average net assets                                            3.77%                  4.89%                 2.39%
     Decrease reflected in above expense ratio
        due to waivers/reimbursements by the
        Investment Manager and its affiliates (Note 3)                0.62%                  2.77%                 2.24%

SUPPLEMENTAL DATA
     Portfolio turnover rate                                            40%                    46%                   4%

     Total investment return (C)                                      9.44%                  7.11%                 6.19%

     Net assets, end of period                               $   15,625,869     $        6,048,143     $       2,573,740
                                                             ==============     ==================    ==================
     Average net assets                                      $   11,244,099     $        4,095,404     $       2,161,257
                                                             ==============     ==================    ==================


(A) The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.

(B)  Based on average shares outstanding.

(C) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.



             Please see accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                                              49


--------------------------------------------------------------------------------

                               TD WATERHOUSE TRUST

                              Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                    DOW 30 FUND

                                                Year           Year           Period          Year           Year          Period
                                                Ended          Ended           Ended          Ended          Ended          Ended
                                             January 31,    January 31,     January 31,    October 31,    October 31,    October 31,
                                                2003           2002          2001+(A)         2000+          1999+        1998+(B)
                                            -----------    -------------   ------------    ------------  ------------  ------------
PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period   $      9.91    $      10.89    $      12.37    $     12.30    $      9.86  $      10.07
                                            -----------    -------------   ------------    ------------  ------------  ------------

INVESTMENT OPERATIONS
       Net investment income                       0.16(D)         0.16(D)         0.04(D)        0.15           0.16          0.09
       Net realized and unrealized gains
          (losses) on investments                 (1.89)          (0.98)          (0.28)          0.28           2.44         (0.21)
                                            -----------    -------------   ------------    ------------  ------------  ------------
       TOTAL FROM INVESTMENT OPERATIONS           (1.73)          (0.82)          (0.24)          0.43           2.60         (0.12)
                                            -----------    -------------   ------------    ------------  ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
       Distributions from net investment
          income                                  (0.15)          (0.16)          (0.04)         (0.15)         (0.16)        (0.09)
       Distributions from realized gains
           on investments                         (0.01)             --           (1.20)         (0.21)            --            --
                                            -----------    -------------   ------------    ------------  ------------  ------------
       TOTAL DISTRIBUTIONS                        (0.16)          (0.16)          (1.24)         (0.36)         (0.16)        (0.09)
                                            -----------    -------------   ------------    ------------  ------------  ------------
       Net asset value, end of period              8.02    $       9.91    $      10.89    $     12.37   $      12.30  $       9.86
                                            ===========    =============   ============    ============  ============  ============
RATIOS

       Ratio of net expenses to average
           net assets                              0.37%           0.25%         0.06%         0.25%          0.25%           0.25%
       Ratio of net investment income to
          average net assets                       1.72%           1.55%         0.36%         1.28%          1.37%           1.48%
       Decrease reflected in above expense
          ratio due to waivers/reimbursements
          by the Investment Manager and
          its affiliates (Note 3)                  0.37%           0.45%         0.14%         0.43%          0.43%           0.55%

SUPPLEMENTAL DATA
       Portfolio turnover rate                       15%             15%            8%           38%            47%             8%

       Total investment return (C)               (17.49)%         (7.57)%       (0.38)%        3.56%         26.72%          (1.19)%

       Net assets, end of period            $126,332,585    $147,299,253   $153,846,747    $160,704,186  $175,311,445  $ 62,211,054
                                            ============   =============   ============    ============  ============  ============
       Average net assets                   $140,235,473    $143,540,962   $153,115,858    $175,715,409  $118,399,466  $ 28,460,853
                                            ============   =============   ============    ============  ============  ============


(A) For the three month period ended January 31, 2001. The Dow 30 Fund changed its fiscal year end from October 31 to January 31. All ratios for the period have not been annualized.
(B) The Fund commenced operations on March 31, 1998. All ratios for the period have been annualized.
(C) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.
(D)  Based on average shares outstanding.
+ Adjusted for a .983262 to 1 reverse stock split paid to shareholders of record on December 2, 1999 and a .88674 to 1 reverse stock split paid to shareholders of record on December 7, 2000.



             Please see accompanying notes to financial statements.

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50

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                               TD WATERHOUSE TRUST

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                      500 INDEX FUND

                                                                 Year                Year              Period
                                                                 Ended               Ended              Ended
                                                              January 31,         January 31,        January 31,
                                                                 2003                2002             2001 (A)
                                                             ------------     ----------------    ---------------

PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                    $       7.48     $           9.02     $        10.00
                                                             ------------     ----------------    ---------------

INVESTMENT OPERATIONS
     Net investment income (B)                                       0.08                 0.07               0.02
     Net realized and unrealized losses on investments              (1.82)               (1.56)             (0.97)
                                                             ------------     ----------------    ---------------
     TOTAL FROM INVESTMENT OPERATIONS                               (1.74)               (1.49)             (0.95)
                                                             ------------     ----------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS
     Distributions from net investment income                       (0.06)               (0.05)             (0.02)
     Distributions from realized gains on investments                     --                --              (0.01)
                                                             ------------     ----------------    ---------------
     TOTAL DISTRIBUTIONS                                            (0.06)               (0.05)             (0.03)
                                                             ------------     ----------------    ---------------

     Net asset value, end of period                          $       5.68     $           7.48     $         9.02
                                                             ============     ================    ===============

RATIOS

     Ratio of net expenses to average net assets                    0.35%                0.35%              0.15%
     Ratio of net investment income to
        average net assets                                          1.29%                0.95%              0.26%
     Decrease reflected in above expense ratio
        due to waivers/reimbursements by the
        Investment Manager and its affiliates (Note 3)              0.60%                1.00%              0.69%

SUPPLEMENTAL DATA
     Portfolio turnover rate                                          29%                  13%                 1%

     Total investment return (C)                                  (23.30)%             (16.53)%            (9.47)%

     Net assets, end of period                               $ 40,826,783     $     24,846,549     $    9,964,493
                                                             ============     ================    ===============

     Average net assets                                      $ 34,175,464     $     14,693,674     $    6,824,026
                                                             ============     ================    ===============


(A) The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.

(B)  Based on average shares outstanding.

(C) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.




             Please see accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                                              51


--------------------------------------------------------------------------------

                               TD WATERHOUSE TRUST

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                EXTENDED MARKET INDEX FUND

                                                                  Year                Year             Period
                                                                  Ended               Ended             Ended
                                                               January 31,         January 31,       January 31,
                                                                  2003                2002              2001 (A)
                                                             ---------------     --------------    --------------
PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                    $         6.30      $        7.83     $       10.00
                                                             ---------------     --------------    --------------

INVESTMENT OPERATIONS
     Net investment income (B)                                         0.05               0.04              0.01
     Net realized and unrealized losses
        on investments                                                (1.12)             (1.52)            (2.17)
                                                             ---------------     --------------    --------------
     TOTAL FROM INVESTMENT OPERATIONS                                 (1.07)             (1.48)            (2.16)
                                                             ---------------     --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS
     Distributions from net investment income                         (0.04)             (0.04)            (0.01)
     Distributions from realized gains on investments                    --              (0.01)              --
                                                             --------------     --------------    --------------
     TOTAL DISTRIBUTIONS                                              (0.04)             (0.05)            (0.01)
                                                             --------------     --------------    --------------

     Net asset value, end of period                          $         5.19      $        6.30    $         7.83
                                                             ===============     ==============    ==============

RATIOS

     Ratio of net expenses to average net assets                       0.40%              0.40%             0.17%
     Ratio of net investment income to
        average net assets                                             0.84%              0.68%             0.14%
     Decrease reflected in above expense ratio
        due to waivers/reimbursements by the
        Investment Manager and its affiliates (Note 3)                 0.80%              2.19%             1.08%

SUPPLEMENTAL DATA
     Portfolio turnover rate                                             27%                59%               21%

     Total investment return (C)                                     (17.02)%           (18.90)%          (21.55)%

     Net assets, end of period                               $     8,740,611     $    6,358,472     $   5,008,678
                                                             ===============     ==============    ==============
     Average net assets                                      $     7,686,740     $    4,885,732     $   4,536,667
                                                             ===============     ==============    ==============


(A) The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.

(B)  Based on average shares outstanding.

(C) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.



             Please see accompanying notes to financial statements.

--------------------------------------------------------------------------------
52


--------------------------------------------------------------------------------

                               TD WATERHOUSE TRUST

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                     ASIAN INDEX FUND

                                                                     Year               Year             Period
                                                                     Ended              Ended             Ended
                                                                  January 31,        January 31,       January 31,
                                                                     2003               2002            2001 (A)
                                                             ----------------     --------------    ---------------
PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                    $           5.61     $         8.13    $         10.00
                                                             ----------------     --------------    ---------------

INVESTMENT OPERATIONS
     Net investment income (B)                                           0.04               0.04               0.01
     Net realized and unrealized losses
        on investments                                                  (0.51)             (2.56)             (1.87)
                                                             ----------------     --------------    ---------------
     TOTAL FROM INVESTMENT OPERATIONS                                   (0.47)             (2.52)             (1.86)
                                                             ----------------     --------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS
     Distributions from net investment income                           (0.04)               --               (0.01)
                                                             ----------------     --------------    ---------------
     TOTAL DISTRIBUTIONS                                                (0.04)               --               (0.01)
                                                             ----------------     --------------    ---------------
     Net asset value, end of period                          $           5.10     $         5.61    $          8.13
                                                             ================     ==============    ===============

RATIOS

     Ratio of net expenses to average net assets                        0.58%              0.58%              0.24%
     Ratio of net investment income to
        average net assets                                              0.71%              0.60%              0.14%
     Decrease reflected in above expense ratio
        due to waivers/reimbursements by the
        Investment Manager and its affiliates (Note 3)                  1.03%              2.68%              1.28%

SUPPLEMENTAL DATA
     Portfolio turnover rate                                              19%                32%                 0%

     Total investment return (C)                                       (8.33)%           (31.00)%           (18.62)%

     Net assets, end of period                               $      6,237,441     $    3,720,881     $    4,510,278
                                                             ================     ==============    ===============
     Average net assets                                      $      5,849,722     $    4,022,613     $    4,569,565
                                                             ================     ==============    ===============


(A) The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.

(B)  Based on average shares outstanding.

(C) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.



             Please see accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                                              53


--------------------------------------------------------------------------------

                               TD WATERHOUSE TRUST

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                    EUROPEAN INDEX FUND

                                                                     Year                  Year                  Period
                                                                     Ended                 Ended                  Ended
                                                                  January 31,           January 31,            January 31,
                                                                     2003                  2002                 2001 (A)
                                                             ------------------     ------------------    ------------------

PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                    $             7.13     $             9.62    $            10.00
                                                             ------------------     ------------------    ------------------

INVESTMENT OPERATIONS
     Net investment income (B)                                             0.11                   0.10                  0.01
     Net realized and unrealized losses
        on investments                                                    (1.47)                 (2.51)                (0.39)
                                                             ------------------     ------------------    ------------------
     TOTAL FROM INVESTMENT OPERATIONS                                     (1.36)                 (2.41)                (0.38)
                                                             ------------------     ------------------    ------------------

DISTRIBUTIONS TO SHAREHOLDERS
     Distributions from net investment income                             (0.10)                 (0.08)                  --
     Distributions from realized gains on investments                        --                     --                 (0.00) (C)
                                                             ------------------     ------------------    ------------------
     TOTAL DISTRIBUTIONS                                                  (0.10)                 (0.08)                  --
                                                             ------------------     ------------------    ------------------

     Net asset value, end of period                          $             5.67     $             7.13    $             9.62
                                                             ==================     ==================    ==================

RATIOS

     Ratio of net expenses to average net assets                           0.58%                  0.58%                 0.24%
     Ratio of net investment income to
        average net assets                                                 1.66%                  1.31%                 0.05%
     Decrease reflected in above expense ratio
        due to waivers/reimbursements by the
        Investment Manager and its affiliates (Note 3)                     0.65%                  3.03%                 1.50%

SUPPLEMENTAL DATA
     Portfolio turnover rate                                                   7%                   29%                   13%

     Total investment return (D)                                         (19.17)%               (25.03)%               (3.78)%

     Net assets, end of period                               $        7,693,944     $        4,800,742     $       5,305,934
                                                             ==================     ==================    ==================
     Average net assets                                      $        6,676,218     $        4,685,041     $       4,858,174
                                                             ==================     ==================    ==================


(A) The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.

(B)  Based on average shares outstanding.

(C)  Amount represents less than $0.01 per share.

(D) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.



             Please see accompanying notes to financial statements.

--------------------------------------------------------------------------------
54




--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                      TECHNOLOGY FUND

                                                                     Year                  Year                  Period
                                                                     Ended                 Ended                  Ended
                                                                  January 31,           January 31,            January 31,
                                                                     2003                  2002                 2001 (A)
                                                             ------------------     ------------------    ------------------
PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                    $             3.79     $             6.37  $              10.00
                                                             ------------------     ------------------    ------------------

INVESTMENT OPERATIONS
     Net investment loss (B)                                              (0.03)                 (0.04)                (0.03)
     Net realized and unrealized losses
        on investments                                                    (1.48)                 (2.54)                (3.52)
                                                             ------------------     ------------------    ------------------
     TOTAL FROM INVESTMENT OPERATIONS                                     (1.51)                 (2.58)                (3.55)
                                                             ------------------     ------------------    ------------------

DISTRIBUTIONS TO SHAREHOLDERS
     Distributions from realized gains on investments                        --                     --                 (0.08)
                                                             ------------------     ------------------    ------------------
     TOTAL DISTRIBUTIONS                                                     --                     --                 (0.08)
                                                             ------------------     ------------------    ------------------
Net asset value, end of period                               $             2.28     $             3.79  $               6.37
                                                             ==================     ==================    ==================

RATIOS

     Ratio of net expenses to average net assets                           1.25%                  1.25%                 0.52%
     Ratio of net investment loss to
        average net assets                                                (0.96)%                (1.07)%               (0.36)%
     Decrease reflected in above expense ratio
        due to waivers/reimbursements by the
        Investment Manager and its affiliates (Note 3)                     1.70%                  1.80%                 0.74%

SUPPLEMENTAL DATA
     Portfolio turnover rate                                                 41%                    62%                   27%

     Total investment return (C)                                         (39.84)%               (40.50)%              (35.53)%

     Net assets, end of period                               $        3,004,987     $        4,306,654     $       4,385,091
                                                             ==================     ==================    ==================
     Average net assets                                      $        3,228,859     $        3,693,773     $       4,162,072
                                                             ==================     ==================    ==================


(A) The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.

(B)  Based on average shares outstanding.

(C) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.



             Please see accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                                              55



--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                  TAX MANAGED GROWTH FUND

                                                                     Year                  Year                  Period
                                                                     Ended                 Ended                  Ended
                                                                  January 31,           January 31,            January 31,
                                                                     2003                  2002                 2001 (A)
                                                             ------------------     ------------------    ------------------
PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period                    $            7.67      $             9.06    $           10.00
                                                             ------------------     ------------------    ------------------

INVESTMENT OPERATIONS
     Net investment loss (B)                                             (0.00)(C)              (0.02)                (0.01)

     Net realized and unrealized losses
        on investments                                                   (1.87)                 (1.37)                (0.93)
                                                             ------------------     ------------------    ------------------
     TOTAL FROM INVESTMENT OPERATIONS                                    (1.87)                 (1.39)                (0.94)
                                                             ------------------     ------------------    ------------------
Net asset value, end of period                               $            5.80      $            7.67     $            9.06
                                                             ==================     ==================    ==================

RATIOS

     Ratio of net expenses to average net assets                          1.10%                  1.10%                 0.46%
     Ratio of net investment loss to
        average net assets                                               (0.03)%                (0.20)%               (0.08)%

     Decrease reflected in above expense ratio
        due to waivers/reimbursements by the
        Investment Manager and its affiliates (Note 3)                     1.48%                 2.61%                 2.51%

SUPPLEMENTAL DATA
     Portfolio turnover rate                                                 41%                   21%                    7%

     Total investment return (D)                                         (24.38)%              (15.34)%               (9.40)%

     Net assets, end of period                               $        2,304,625     $        3,008,924     $       2,937,972
                                                             ==================     ==================    ==================
     Average net assets                                      $        2,600,805     $        2,666,712     $       2,840,159
                                                             ==================     ==================    ==================


(A) The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.

(B)  Based on average shares outstanding.

(C)  Amount represents less than $0.01 per share.

(D) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.



             Please see accompanying notes to financial statements.

--------------------------------------------------------------------------------
56

--------------------------------------------------------------------------------

                               TD WATERHOUSE TRUST

                NOTES TO FINANCIAL STATEMENTS-- JANUARY 31, 2003


NOTE 1 -- ORGANIZATION

TD Waterhouse Trust (the "Trust") was organized as a Delaware business trust on August 6, 1999. The Trust is registered as an open-end, management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") and currently consists of eight portfolios (the "Funds"), which include the TD Waterhouse Bond Index Fund (the "Bond Index Fund"), TD Waterhouse Dow 30 Fund (the "Dow 30 Fund"), TD Waterhouse 500 Index Fund (the "500 Index Fund"), TD Waterhouse Extended Market Index Fund (the "Extended Market Index Fund"), TD Waterhouse Asian Index Fund (the "Asian Index Fund"), TD Waterhouse European Index Fund (the "European Index Fund"), TD Waterhouse Technology Fund (the "Technology Fund") and TD Waterhouse Tax Managed Growth Fund (the "Tax Managed Growth Fund"). Shares of the Trust are registered under the Securities Act of 1933, as amended. Each of the Funds is "non-diversified" for purposes of the 1940 Act.

The Bond Index Fund seeks to track closely the total return of a broad, market-weighted bond index, before Fund expenses. The Fund's principal strategy is to invest in a mix of investment-grade bonds consistent with those included in the Lehman Brothers Aggregate Bond Index. The Dow 30 Fund seeks to track the total return of the Dow Jones Industrial AverageSM before Fund expenses. The 500 Index Fund seeks to track closely the total return of a benchmark index that measures the investment return of large-capitalization stocks before Fund expenses. The Fund invests primarily in the stocks included in the Standard & Poor's 500 Composite Stock Price Index in attempting to match the performance of that index. The Extended Market Index Fund seeks to track closely the total return of a benchmark index that measures the investment return of mid- and small-capitalization stocks before Fund expenses. The Fund invests primarily in stocks included in the Wilshire 4500 Equity Index in attempting to match the performance of that index. The Asian Index Fund seeks to track closely the total return of a benchmark index that measures the investment return of stocks of Pacific Basin companies before Fund expenses. The Fund invests primarily in stocks that comprise the MSCI(R) Pacific Free Index in attempting to match the performance of that index. The European Index Fund seeks to track closely the total return of a benchmark index that measures the investment return of stocks of European companies before Fund expenses. The Fund invests primarily in the stocks that comprise the MSCI(R) Europe Index in attempting to match the performance of that index. The Technology Fund seeks enhanced performance over a benchmark index that measures the investment return of technology stocks before Fund expenses. The Fund invests primarily in stocks representing a broad range of technology companies in attempting to outperform the Goldman Sachs Technology Index. The Tax Managed Growth Fund seeks long-term capital appreciation while minimizing taxable distributions to shareholders. Unlike the other Funds, the Technology and Tax Managed Growth Funds are not index funds.

The Dow 30 Fund commenced operations on March 31, 1998 and became part of the Trust on November 5, 1999. The other Funds commenced operations on August 31, 2000.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

SHARE VALUATION -- The net asset value per share of each Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share ("NAV").

SECURITIES VALUATION -- Each of the Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, the security is valued at the mean of the last bid and asked prices. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Short-term obligations with maturities of 60 days or less may be valued at amortized cost which approximates market value. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees of the Trust.

FOREIGN SECURITIES -- Foreign securities are valued based upon quotations from the primary market in which they are traded. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot buy or sell shares of a Fund.


--------------------------------------------------------------------------------
                                                                              57

--------------------------------------------------------------------------------

                               TD WATERHOUSE TRUST

                NOTES TO FINANCIAL STATEMENTS-- JANUARY 31, 2003


FOREIGN CURRENCY TRANSLATION -- The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting foreign exchange rate gains and losses are included in the Statements of Operations. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Asian Index Fund and European Index Fund may enter into forward foreign currency contracts in connection with either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. At January 31, 2003, there were no outstanding forward foreign currency contracts in the Asian Index Fund or European Index Fund.

FUTURES CONTRACTS -- Each of the Funds may invest in financial futures contracts. The Funds are required to deposit with the broker an amount of cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". The "variation margin" represents the daily fluctuation in the value of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. Each of the Funds may purchase futures contracts for several reasons: to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, or to reduce transaction costs. As of January 31, 2003, the following Funds had open futures contracts - long positions:

                                                                # OF                          UNREALIZED         EXPIRATION
                                DESCRIPTION                   CONTRACTS         VALUE        DEPRECIATION           DATE
                               -------------------------    -----------    -----------     ---------------    ----------------
     Dow 30 Fund                DJIA Index                      30          $2,414,100        $(117,900)        March 2003
     500 Index Fund             S&P 500 E-Mini                  20             854,700          (18,275)        March 2003
                                S&P 500 Index                    1             213,675          (17,825)        March 2003
                                                                --            --------         --------
                                                                21           1,068,375          (36,100)

     Asian Index Fund           Nikkei 300 Index                19             253,460           (9,523)        March 2003
     European Index Fund        MSCI Pan European Index         21             301,181          (18,302)        March 2003
     Technology Fund            Nasdaq 100 Index                 1              98,450           (4,360)        March 2003

REPURCHASE AGREEMENTS -- Each of the Funds may enter into repurchase agreements with financial institutions deemed to be creditworthy by TD Waterhouse Asset Management, Inc. (the "Investment Manager"), TD Investment Management Inc. or T. Rowe Price Associates, Inc. (the "Investment Sub-Advisers"), as applicable, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities fall below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed income securities purchased are amortized and classified as interest income over the lives of the respective securities. Under the terms of the custody agreement, each Fund receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income, if any, are declared daily and paid monthly by the Bond Index Fund. Dividends arising from net investment income for the other Funds, if any, will be declared and paid annually. Net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.


--------------------------------------------------------------------------------
58

--------------------------------------------------------------------------------

                              TD WATERHOUSE TRUST

                NOTES TO FINANCIAL STATEMENTS-- JANUARY 31, 2003

SECURITIES TRANSACTIONS -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

EXPENSES -- Expenses directly attributable to each Fund are charged to that Fund's operations. Expenses which are applicable to all Funds in the Trust are allocated on a pro rata basis.

USE OF ESTIMATES -- The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

FEDERAL INCOME TAXES -- It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the period ended October 31) plus undistributed amounts from prior years.

The Funds may be subject to taxes imposed by countries in which they invest with respect to investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The Funds accrue such taxes when the related income is earned.

NOTE 3-- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with the Investment Manager, a majority-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, each Fund pays monthly an annual investment management fee, equal to a percentage of its average daily net assets. Additionally, the Investment Manager voluntarily limits each Fund's overall expense ratio to a specified percentage of average daily net assets on an annual basis. Thereafter, until August 31, 2003, each Fund, other than the Dow 30 Fund, is required to reimburse the Investment Manager for these expenses, provided that the Fund's assets have grown or expenses have declined sufficiently to allow reimbursement without causing its net expenses to exceed the stated amount. The following represents the Investment Manager's annual rate of the investment management fee for each Fund and the overall expense ratio limitation currently in effect.

                                                 ANNUAL
                                               INVESTMENT
                                               MANAGEMENT            EXPENSE
                                                   FEE                RATIO
                                             --------------        -----------
          Bond Index Fund                         0.30%                0.35%
          Dow 30 Fund                             0.20%                0.45%*
          500 Index Fund                          0.30%                0.35%
          Extended Market Index Fund              0.30%                0.40%
          Asian Index Fund                        0.40%                0.58%
          European Index Fund                     0.40%                0.58%
          Technology Fund                         0.70%                1.25%
          Tax Managed Growth Fund                 0.65%                1.10%

*    From  February 1, 2002  through  June 16,  2002,  expenses  were limited to
     0.25%.

--------------------------------------------------------------------------------
                                                                              59

--------------------------------------------------------------------------------


                               TD WATERHOUSE TRUST

                NOTES TO FINANCIAL STATEMENTS-- JANUARY 31, 2003


TD Investment Management Inc., an affiliate of the Investment Manager, serves as Investment Sub-Adviser to the Bond Index Fund, 500 Index Fund, Extended Market Index Fund, Asian Index Fund, and European Index Fund. T. Rowe Price Associates, Inc. serves as Investment Sub-Adviser to the Technology Fund and Tax Managed Growth Fund. The Investment Manager, not the Funds, is responsible for compensating the Investment Sub-Advisers. The Dow 30 Fund does not have an Investment Sub-Adviser and is managed by the Investment Manager.

TD Waterhouse Investor Services, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for each Fund. For the administrative services rendered to the Trust, each Fund (except for the Dow 30 Fund) pays TD Waterhouse a monthly fee at an annual rate of 0.10% of its average daily net assets. The Investment Manager pays TDWaterhouse for administration services for the Dow 30 Fund.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Fund. The shareholder service plan adopted for each Fund provides that each Fund pays TD Waterhouse a monthly fee at an annual rate of 0.25% of its average daily net assets.

The Trust has entered into Transfer Agency and Dividend Disbursing Agency Agreements with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services, each Fund pays the Transfer Agent a monthly fee at an annual rate of 0.05% of its average daily net assets.

For the year ended January 31, 2003, the Investment Manager and its affiliates waived fees for each Fund as follows:

                                             Investment                         Shareholder      Transfer
                                             Management     Administration       Servicing         Agent           Total
                                             Fee Waiver       Fee Waiver        Fee Waiver      Fee Waiver        Waiver
                                         ---------------- -----------------  --------------   -------------    -----------
       Bond Index Fund                      $  28,717        $    9,572         $  23,931        $  4,786        $  67,006
       Dow 30 Fund                            207,744                --           259,680          51,936          519,360
       500 Index Fund                          87,254            29,085            72,712          14,542          203,593
       Extended Market Index Fund              22,137             7,379            18,448           3,690           51,654
       Asian Index Fund                        22,330             5,582            13,956           2,791           44,659
       European Index Fund                     20,549             5,137            12,843           2,569           41,098
       Technology Fund                         22,551             3,222             8,055           1,611           35,439
       Tax Managed Growth Fund                 16,638             1,114             6,401           1,280           25,433

Additionally, the Investment Manager and its affiliates reimbursed the Funds for expenses in excess of the voluntary expense limitation as follows: the Bond Index Fund $2,969, the 500 Index Fund $503, the Extended Market Index Fund $9,725, the Asian Index Fund $15,730, the European Index Fund $2,138, the Technology Fund $19,180, and the Tax Managed Growth Fund $13,135.

As of January 31, 2003,  affiliates  of the  Investment  Manager  owned  227,767 shares of the Bond Index Fund, 510,044 shares of the 500 Index Fund, 508,231 shares of the Extended Market Index Fund, 504,804 shares of the Asian Index Fund, 514,132 shares of the European Index Fund, 506,016 shares of the Technology Fund and 300,000 shares of the Tax Managed Growth Fund.

The Dow 30 Fund executed all of its portfolio transactions through TD Waterhouse on an agency basis. There were no commissions paid to TD Waterhouse for the fiscal year ended January 31, 2003.


--------------------------------------------------------------------------------
60

--------------------------------------------------------------------------------

                               TD WATERHOUSE TRUST

                NOTES TO FINANCIAL STATEMENTS-- JANUARY 31, 2003

NOTE 4-- TRUSTEES' FEES

Each Trustee who is not an "interested person" as defined in the Act, who serves on the Board of Trustees/Directors of one or more investment companies in the "Fund Complex" (which includes the Trust, TD Waterhouse Family of Funds, Inc. and National Investors Cash Management Fund, Inc.) receives, in the aggregate:

1.   a base annual retainer of $15,000, payable quarterly, and
2. a supplemental annual retainer of $6,000, if serving on the Board of Trustees/Directors of two companies in the Fund Complex, and
3. an additional supplemental annual retainer of $2,500, if serving on the Board of Trustees/Directors of three companies in the Fund Complex, and
4.   a meeting fee of $3,000 for each meeting attended.

Compensation is allocated among the companies and among the respective funds.

NOTE 5 -- MARKET RISK

Some countries in which the Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

NOTE 6 -- INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. government securities, for the year ended January 31, 2003 were as follows:

                                             PURCHASES               SALES
                                            ------------         -------------
        Bond Index Fund                     $  1,140,679         $      47,450
        Dow 30 Fund                           28,721,109            21,210,979
        500 Index Fund                        34,093,009             9,699,347
        Extended Market Index Fund             5,938,378             2,126,478
        Asian Index Fund                       4,130,685             1,083,046
        European Index Fund                    4,485,161               461,413
        Technology Fund                        1,712,910             1,298,823
        Tax Managed Growth Fund                1,078,324             1,076,197

The Bond Index Fund purchased $12,252,987 and sold $4,378,846 in U.S. government securities during the year ended January 31, 2003.


--------------------------------------------------------------------------------
                                                                              61

--------------------------------------------------------------------------------

                               TD WATERHOUSE TRUST

                NOTES TO FINANCIAL STATEMENTS-- JANUARY 31, 2003

The  Federal  tax  cost  and  the  aggregate   gross   unrealized   appreciation
(depreciation) on investments for each Fund as of January 31, 2003 was as follows:


                                                                    Gross         Gross       Net Unrealized
                                                  Federal        Unrealized     Unrealized     Appreciation
                                                  Tax Cost      Appreciation   Depreciation   (Depreciation)
                                                  --------      ------------   ------------   --------------
       Bond Index Fund                          $ $ 14,849,687   $    580,518   $     (4,056)   $    576,462
       Dow 30 Fund                                 165,570,144      8,226,265    (47,902,883)    (39,676,618)
       500 Index Fund                               50,911,485        978,313    (12,086,952)    (11,108,639)
       Extended Market Index Fund                   12,258,048        549,515     (4,094,394)     (3,544,879)
       Asian Index Fund                              8,617,771         92,399     (2,706,554)     (2,623,561)
       European Index Fund                          10,154,731         98,255     (2,863,719)     (2,779,645)
       Technology Fund                               5,364,502        106,159     (2,462,630)     (2,356,471)
       Tax Managed Growth Fund                       2,569,249        164,572       (407,898)       (243,326)



NOTE 7 -- FEDERAL TAX INFORMATION

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of January 31, 2003 are primarily attributable to certain net operating losses, which for tax purposes were reclassified to paid-in-capital or were used to offset net short-term capital gains as follows:

                                                          Increase            Increase
                                                         (Decrease)          (Decrease)          Increase
                                                        Undistributed        Accumulated        (Decrease)
                                                       Net Investment        Net Realized         Paid in
                                                           Income               Gain              Capital
                                                      --------------      --------------     ---------------
                  Dow 30 Fund                        $        (107)        $         107     $           --
                  500 Index Fund                               (988)              1,573               (585)
                  Extended Market Index Fund                  2,235               2,283             (4,518)
                  Asian Index Fund                           27,233             (26,864)              (369)
                  European Index Fund                      (169,841)            169,841                 --
                  Technology Fund                            31,131                  --            (31,131)
                  Tax Managed Growth Fund                       784                  --               (784)


--------------------------------------------------------------------------------
62

--------------------------------------------------------------------------------

                               TD WATERHOUSE TRUST

                NOTES TO FINANCIAL STATEMENTS-- JANUARY 31, 2003

The tax character of dividends and distributions paid during the years ended January 31, 2003 and January 31, 2002 were as follows:

                                                          Ordinary            Long-term
                                                           Income           Capital Gain           Total
                                                      --------------      --------------     ---------------
                  Bond Index Fund
                      2003                            $      451,005         $    28,542       $    479,547
                      2002                                   263,519              10,617            274,136
                  Dow 30 Fund
                      2003                                 2,327,940             200,944          2,258,884
                      2002                                 2,227,501                  --          2,227,501
                  500 Index Fund
                      2003                                   415,419                  --            415,419
                      2002                                   129,154                  --            129,154
                  Extended Market Index Fund
                      2003                                    61,719                  --             61,719
                      2002                                    43,027                  --             43,027
                  Asian Index Fund
                      2003                                    50,735                  --             50,735
                      2002                                       --                   --                 --
                  European Index Fund
                      2003                                   118,946                  --            118,946
                      2002                                    53,820                  --             53,820



As of January 31, 2003, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

                                                                                                                          Total
                                                                                                                      Distributable
                              Undistributed     Undistributed       Capital            Post-         Unrealized         Earnings
                                Ordinary          Long-term          Loss             October       Appreciation      (Accumulated
                                 Income         Capital Gain     Carryforwards        Losses       (Depreciation)        Losses)
                              -------------     ------------     -------------     -------------    -------------     ------------
Bond Index Fund               $       35,422    $     25,320     $           --    $           --   $      575,145    $     635,887
Dow 30 Fund                           83,724              --         (1,030,304)       (2,239,270)     (39,676,618)    (42,862,468)
500 Index Fund                        38,558              --           (755,794)          (27,476)     (11,108,639)    (11,853,351)
Extended Market Index Fund             6,702              --            (82,689)           (6,168)      (3,544,879)     (3,627,034)
Asian Index Fund                      10,016              --           (404,955)         (252,462)      (2,623,561)     (3,270,962)
European Index Fund                    4,440              --           (338,621)         (194,002)      (2,779,645)     (3,307,828)
Technology Fund                          --               --         (2,694,692)         (459,839)      (2,356,471)     (5,511,002)
Tax Managed Growth Fund                  --               --         (1,119,979)          (82,748)        (243,326)     (1,446,053)


For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. The Funds' capital loss carryforwards will expire between January 2009 and January 2011.


--------------------------------------------------------------------------------
                                                                              63

--------------------------------------------------------------------------------

                         Report of Independent Auditors

Shareholders and Board of Trustees
TD Waterhouse Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TD Waterhouse Trust (comprising, respectively, the Bond Index Fund, Dow 30 Fund, 500 Index Fund, Extended Market Index Fund, Asian Index Fund, European Index Fund, Technology Fund and Tax Managed Growth
Fund) as of January 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting TD Waterhouse Trust at January 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.



                                                           /s/ Ernst & Young LLP







New York, New York
March 7, 2003

--------------------------------------------------------------------------------
64

Trustee and Officer Information (Unaudited)

The following table contains information regarding the Trust's Trustees and Officers. Trustees who are not deemed to be "interested persons" of the Trust, as defined in the Investment Company Act of 1940 as amended (the "1940 Act"), are referred to as "Independent Trustees." The Trustee who is deemed to be an "interested person" of the Trust is referred to as an "Interested Trustee." "Fund Complex" includes the Trust, TD Waterhouse Family of Funds, Inc. and National Investors Cash Management Fund, Inc., investment companies advised by TD Waterhouse Asset Management, Inc. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by writing TD Waterhouse Investor Services, Inc., Customer Service, One Harborside Financial Center, Plaza 4A, Jersey City, NJ 07311, or by calling 1-800-934-4448.


                                                                                                 Number of
                                                   Term of                                      Portfolios
                                               Office with the           Principal                in Fund            Other
                                Position(s)       Trust and            Occupation(s)              Complex        Directorships
        Name, Address            Held with        Length of             During Past              Overseen           Held by
           And Age               the Trust      Time Served+              5 Years               by Trustee         Trustee++
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
   RICHARD W. DALRYMPLE           Trustee           Since       Chief Operating Officer of          17               None
                                                   9/8/99       National Center for Disability
   National Center for                                          Services since 2001; President of
   Disability Services                                          Teamwork Management, Inc.
   201 IU Willets Road                                          from 1996 through 2001; Trustee
   Albertson, NY 11507-1599                                     of The Shannon McCormack
                                                                Foundation since 1988, the Kevin
   Age 59                                                       Scott Dalrymple Foundation since
                                                                1993; Director of Dime Bancorp,
                                                                Inc. from 1990 through
                                                                January 2002.
------------------------------------------------------------------------------------------------------------------------------------
   LAWRENCE J. TOAL               Trustee           Since       President and Chief Executive       13         Director of SBLI
                                                   9/8/99       Officer of Dime Bancorp, Inc.                     (USA), Inc.
   447 East 57th Street                                         from January 1997 through February
   New York, NY 10022                                           2002 and Chairman, President, and
                                                                Chief Executive Officer of The Dime
   Age 65                                                       Savings Bank of New York, FSB
                                                                from January 1997 to February 2002,
                                                                and President and Chief Executive
                                                                Officer from February 1991 to
                                                                December 1996.
------------------------------------------------------------------------------------------------------------------------------------
   PETER B.M. EBY                 Trustee           Since       Vice Chairman and Director of       17   Director of Leons Furniture
                                                   6/6/02       Nebitt Burns, Inc. until                 Limited since May 1977;
   6 Corrigan Close                                             October 1998.                            Director of Westfair Foods
   Toronto, Ontario                                                                                      Limited since May 1999;
   Canada, M4N 3U6                                                                                       Director of Sixty Split
                                                                                                         Corp. since March 2001;
                                                                                                         Director of George Weston
   Age 64                                                                                                Limited since May 2002.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
   GEORGE F. STAUDTER+++         Chairman           Since       Managerial and Financial Consultant,  13         Director of Koger
                                and Trustee        9/8/99       rendering investment management,                 Equity, Inc.
   8005 Beech Tree Court                                        tax and estate planning services to
   Suffolk, VA 23433                                            individual clients, and strategic planning
                                                                advice to corporate clients since 1989;
                                                                Director of Waterhouse Investor
   Age 71                                                       Services, Inc. from 1987 to 1996.



------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                            65


------------------------------------------------------------------------------------------------------------------------------------

                                                   Term of
                                               Office with the                             Principal
                                Position(s)       Trust and                              Occupation(s)
        Name, Address            Held with        Length of                               During Past
           And Age               the Trust      Time Served+                                5 Years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS WHO ARE NOT TRUSTEES++++
------------------------------------------------------------------------------------------------------------------------------------

   GEORGE O. MARTINEZ            President        Since     Since August 2002,  Senior Vice President - Client  Services
                                    and          6/5/02     of BISYS Fund  Services;  since June 2001,  Chief  Executive
   c/o BISYS Fund Services         Chief                    Officer and President of FundWatchDog Service LLC; from June
   60 State Street, Suite 1300   Executive                  2000 to June 2001, Senior Vice President and Senior Managing
   Boston, MA 02109               Officer                   Counsel of State Street  Corporation  of Boston;  from March
                                                            1998 to May 2000, National Director of Investment Management
                                                            and Regulatory Consulting of Arthur Anderson; and from March
                                                            1995 to February 1998, Senior Vice President and Director of
   Age 43                                                   Administration   and  Regulatory   Services  of  BISYS  Fund
                                                            Services.
------------------------------------------------------------------------------------------------------------------------------------
   CHRISTOPHER SALFI             Treasurer        Since     Since January 1998, Fund Accounting Director - SEI Investments; from
                                    and          3/6/03     March 1994 to January 1998, Investment Accounting Manager for
   c/o SEI Investments             Chief                    SEI Investments.
   530 East Swedesford Road      Financial
   Wayne, PA 19087-1693           Officer

   Age 39
------------------------------------------------------------------------------------------------------------------------------------
   JENNIFER A. BAILEY         Vice President      Since     Since September 2002, Senior Counsel to BISYS Fund Services, Inc.;
                                   and           9/19/02    from June 2000 to September 2002, Associate of Paul, Weiss, Rifkin,
   c/o BISYS Fund Services       Secretary                  Wharton & Garrison; from June 1999 to June 2000, Counsel to BISYS Fund
   90 Park Avenue, 10th Floor                               Services, Inc.; and from April 1994 to June 1999, Counsel to The Dreyfus
   New York, NY 10016                                       Corporation.

   Age 34
------------------------------------------------------------------------------------------------------------------------------------
   MICHELE R. TEICHNER        Vice President      Since     Since August 1996, Senior Vice President - Compliance, Administration
                                   and           11/2/99    and Operations of TD Waterhouse Asset Management, Inc. and TD Waterhouse
   c/o TD Waterhouse             Assistant                  since June 1997.
   100 Wall Street               Secretary
   New York, NY 10005

   Age 43
------------------------------------------------------------------------------------------------------------------------------------
   THOMAS J. TEXTOR           Vice President      Since     Since November 1999, Chief Compliance Officer of TD Waterhouse; from
                                    and          1/4/99     1995 to 1997, Vice President and Administrative Manager of
   c/o TD Waterhouse             Assistant                  Prudential Securities, Inc.
   100 Wall Street               Treasurer
   New York, NY 10005

   Age 45
------------------------------------------------------------------------------------------------------------------------------------

+ There is no set term of office for Trustees and Officers. The table shows the time period for which each individual has served as Trustee and/or
     Officer.

++ In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in other investment companies registered under the 1940 Act, as of January 31, 2003. This does not include directorships held by a Trustee in the Fund
     Complex.

+++ Mr. Staudter is considered an "interested person" of the Trust under the 1940 Act because he owns shares of Toronto Dominion stock.

++++ Prior to March 6, 2003,  Mary A. Nelson was Treasurer  and Chief  Financial
     Officer of the Fund Complex.



------------------------------------------------------------------------------------------------------------------------------------
66

--------------------------------------------------------------------------------

A Word about the S&P, MSCI(R)and the GSTI(R)Indexes

The 500 Index Fund (the "Product") is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to TD Waterhouse Asset Management, Inc. (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Product. S&P has no obligation to take the needs of the Licensee, or the owners of the Product into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Product or the timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the Product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Product.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Each of the Asian Index Fund and the European Index Fund (the "Funds") is not sponsored, endorsed, sold or promoted by MSCI(R) or any affiliate of MSCI(R). Neither MSCI(R) nor any other party makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in funds generally or in the Funds particularly or the ability of either the MSCI(R) Pacific Free Index or the MSCI(R) Europe Index to track the general stock market performance. MSCI(R) is the licensor of certain trademarks, service marks and trade names of MSCI(R) and each of the MSCI(R) Pacific Free Index or the MSCI(R) Europe Index, which are determined, composed and calculated by MSCI(R) without regard to the issuer of the Funds or the Funds. MSCI(R) has no obligation to take the needs of the issuer of the Funds or the owners of the Funds into consideration when determining, composing or calculating the MSCI(R) Pacific Free Index or the MSCI(R) Europe Index. MSCI(R) is not responsible for and has not participated in the determination of the timing of prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are redeemable for cash. Neither MSCI(R) nor any other party has any obligation or liability to owners of the Funds in connection with the administration, marketing or trading of the Funds.

ALTHOUGH MSCI(R) SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MSCI(R) CONSIDERS RELIABLE, NEITHER MSCI(R) NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI(R) NOR
ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI(R) NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTY, AND MSCI(R) HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FORGOING, IN NO EVENT SHALL MSCI(R) OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Technology Fund (the "Fund") is not sponsored, endorsed, sold or promoted by Goldman, Sachs & Co. Goldman, Sachs & Co. makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the GSTI(R)Composite Index to track the technology stock market performance. Goldman, Sachs & Co.'s only relationship to TD Waterhouse Asset Management, Inc., and its Affiliates or the Fund is the licensing of certain trademarks and trade names of Goldman, Sachs & Co. and of GSTI(R)Composite Index, which is determined, composed and calculated by Goldman, Sachs & Co. without regard to TD Waterhouse Asset Management, Inc., and its Affiliates or the Fund. Goldman, Sachs & Co. has no obligation to take the needs of TD Waterhouse Asset Management, Inc., and its Affiliates, the Fund or the shareholders into consideration when determining, composing or calculating the GSTI(R)Composite Index. Goldman, Sachs & Co. is not responsible for and has not participated in the determination of prices and the amount of the Fund or the timing of the issuance or sale of shares of the Fund or in the determination or calculation of the redemption price per share. Goldman, Sachs & Co. has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Goldman, Sachs & Co. does not guarantee the accuracy and/or completeness of the GSTI(R)Composite Index or any data included therein, and Goldman, Sachs & Co. hereby expressly disclaims any and all liability for any errors, omissions, or interruptions therein. Goldman, Sachs & Co. makes no warranty, express or implied, as to the results to be obtained by the Fund, the shareholders, or any other person or entity from use of the GSTI(R) Composite Index or any data included therein. Goldman, Sachs & Co. makes no expressed or implied warranties of merchantability or fitness for a particular purpose or use with respect to the GSTI(R)Composite Index or any data included therein. Without limiting any of the foregoing, Goldman, Sachs & Co. hereby expressly disclaims any and all liability for any special, punitive, or any consequential damages (including lost profits), even if notified of the possibility of such damages.




This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

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